FFTW FUNDS, INC.






      ====================================================================
                                  Prospectus
                                U.S. Portfolios
      ====================================================================

                                   May 1, 1999




        o        Money Market                    o        Mortgage-Backed                     o        U.S. Treasury
        o        Mortgage LIBOR                  o        Asset-Backed                        o        U.S. Corporate
        o        U.S. Short-Term                 o        High Yield                          o        Broad Market
        o        Limited Duration                o        Enhanced Equity Market



PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION (the "Commission") IN CONNECTION with the ENHANCED equity MARKET portfolio WHOSE PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, this prospectus IS NOT REQUIRED TO BE, AND HAS NOT BEEN, FILED WITH THE COMMISSION. THE COMMISSION DOES NOT PASS UPON THE MERITS OF PARTICIPATING IN A FUND OR POrtfolio OR UPON THE ADEQUACY OR ACCURACY OF A prospectus. CONSEQUENTLY, THE COMMISSION HAS NOT REVIEWED OR APPROVED THIS prospectus FOR the ENHANCED Equity MARKET Portfolio.

THE  SECURITIES  AND  EXCHANGE  COMMISSION  HAS NOT  APPROVED  OR
DISAPPROVED  THESE  SECURITIES  OR PASSED  UPON THE  ADEQUACY  OF
THIS  PROSPECTUS.   ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A
CRIMINAL OFFENSE


                                    CONTENTS



                                                                                              Page
  The Fund                                                                                       3
  Summary of Investment Objectives and Portfolio Investment Descriptions                         3
  General Risks Associated with the Fund's Investment Policies and Investment
 Techniques                                                                                      4
  Portfolio Summaries and Financial Highlights                                                   5
  Key to Portfolio Summary Terms                                                                 5
       Money Market Portfolio                                                                    6
       Mortgage LIBOR Portfolio                                                                  8
       U.S. Short-Term Portfolio                                                                10
       Limited Duration Portfolio                                                               12
       Mortgage-Backed Portfolio                                                                14
       Asset-Backed Portfolio                                                                   16
       High Yield Portfolio                                                                     18
       Enhanced Equity Market Portfolio                                                         20
       U.S. Treasury Portfolio                                                                  22
       U.S. Corporate Portfolio                                                                 24
       Broad Market Portfolio                                                                   26
  Investment Information                                                                        28
       General Investment Techniques/Strategies and Associated Risks                            28
       General Description of Investments and Associated Risks                                  31
       Portfolio Turnover                                                                       36
  Shareholder Information                                                                       36
       Distribution of Fund Shares                                                              36
       Purchases                                                                                36
      Wiring Instructions                                                                       37
       Redemptions                                                                              37
       Determination of Net Asset Value                                                         38
       Dividends                                                                                38
       Voting Rights                                                                            39
       Tax Considerations                                                                       39
  Fund Management                                                                               40
       Board of Directors                                                                       40
       Investment Adviser                                                                       40
       Portfolio Managers                                                                       40
       Administrator                                                                            40
      Potential Year 2000 Problem                                                               41
      The Euro                                                                                  41
       Control Person                                                                           41
       Custodian and Accounting Agent                                                           41
       Transfer and Dividend Disbursing Agent                                                   41
       Legal Counsel                                                                            42
       Independent Auditors                                                                     42
  Shareholder Inquiries                                                                         42






                           RISK/RETURN SUMMARY

   The following is a summary of certain key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the allowable investment strategies, allowable investments and their associated risks will follow.


        PORTFOLIO NAME                       INVESTMENT OBJECTIVE                          PRINCIPAL INVESTMENT STRATEGIES

   ------------------------- ------------------------------------------------------ ----------------------------------------------
         Money Market            To provide the maximum current income that is         Investment in high quality money market
                                  consistent with the preservation of capital                        securities

   ------------------------- ------------------------------------------------------ ----------------------------------------------
   ------------------------- ------------------------------------------------------ ----------------------------------------------
        Mortgage LIBOR         To attain a high level of total return as may be      Investment in high quality mortgage-backed
                                  consistent with the preservation of capital          securities and opportunistic hedging to
                                                                                             outperform a cash portfolio

   ------------------------- ------------------------------------------------------ ----------------------------------------------
   ------------------------- ------------------------------------------------------ ----------------------------------------------
       U.S. Short-Term         To attain a high level of total return as may be      Investment in high quality short-term debt
                              consistent with the preservation of capital and to                     securities
                                              maintain liquidity

   ------------------------- ------------------------------------------------------ ----------------------------------------------
   ------------------------- ------------------------------------------------------ ----------------------------------------------
       Limited                    Duration  To  maintain  a high  level of total
                                  return as may be  Investment  in high  quality
                                  debt    securities    consistent    with   the
                                  preservation  of capital  using  interest rate
                                  hedging as a stabilizing
                                                                                                      technique

   ------------------------- ------------------------------------------------------ ----------------------------------------------
   ------------------------- ------------------------------------------------------ ----------------------------------------------
       Mortgage-Backed         To attain a high level of total return as may be       Investment in mortgage-backed securities
                                  consistent with the preservation of capital        using hedging techniques to manage interest
                                                                                              rate and prepayment risk

   ------------------------- ------------------------------------------------------ ----------------------------------------------
         Asset-Backed          To attain a high level of total return as may be        Investment in high quality asset-backed
                                  consistent with the preservation of capital        securities allowing opportunistic exposure
                                                                                         to other sectors of the debt market

   ------------------------- ------------------------------------------------------ ----------------------------------------------
   ------------------------- ------------------------------------------------------ ----------------------------------------------
          High Yield           To attain a high level of total return as may be       Investment in high yield debt securities
                                  consistent with the preservation of capital

   ------------------------- ------------------------------------------------------ ----------------------------------------------
   ------------------------- ------------------------------------------------------ ----------------------------------------------
    Enhanced                                  Equity  Market  To  attain  a high
                                              level of total return that exceeds
                                              Investment  in high quality  short
                                              duration  the  S&P  500  Index(TM)
                                              fixed  income  securities  and S&P
                                              500 Index (TM)
                                                                                      futures contracts to provide equity-like
                                                                                               returns where possible

   ------------------------- ------------------------------------------------------ ----------------------------------------------
   ------------------------- ------------------------------------------------------ ----------------------------------------------
        U.S. Treasury          To attain a high level of total return as may be             Investment in U.S. Treasuries
                              consistent with the preservation of capital and to
                                           avoid credit quality risk

   ------------------------- ------------------------------------------------------ ----------------------------------------------
   ------------------------- ------------------------------------------------------ ----------------------------------------------
        U.S. Corporate         To attain a high level of total return as may be       Investment in high quality U.S. corporate
                                  consistent with the preservation of capital                     obligations with
                                                                                      limited exposure to other debt securities

   ------------------------- ------------------------------------------------------ ----------------------------------------------
         Broad                    Market To attain a high level of total  return
                                  as may be  Investment  in high  quality  fixed
                                  income  consistent  with the  preservation  of
                                  capital  securities  reflective  of the  broad
                                  spectrum
                                                                                               of the U.S. bond market

   ------------------------- ------------------------------------------------------ ----------------------------------------------





                   PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose on an investment or that it will not earn as much as you expect. In general, the greater the risk, the greater the earning potential. Conversely, however, the greater the risk, the greater the possibility of losing money.

All of the U.S. Portfolios described in this Prospectus are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Investments in the Money Market, U.S. Short-Term, U.S. Treasury, and U.S. Corporate Portfolios are neither guaranteed nor insured by the United States Government. There is also no assurance that the Money Market Portfolio will maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Money Market Portfolio.

Investments in the U.S. Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio will be indicated in the individual portfolio descriptions in this prospectus.

Banking industry     Investing in bank  obligations  will expose an investor to
risk:                risks  associated with the banking  industry such as
                     interest rate and credit risks.

Correlation
risk: A Portfolio may experience changes in value as between the securities held and the value of a particular derivative instrument.

Credit
risk: The risk that a security issuer or a counterparty to a contract will default or not be able to honor a financial obligation.

Currency             risk:  Fluctuations  in  exchange  rates  between  the U.S.
                     dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

Futures
risk: The primary risks inherent in the use of futures depend on the Investment Aadviser's ability to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

Hedging risk: Hedging is commonly used as a buffer against a perceived investment risk. While it can reduce or eliminate losses, it can also reduce or eliminate gains if the hedged investment increases in value.

Interest rate        A Portfolio  may be influenced  by interest  rate  changes
risk:                that  generally  have an inverse  relationship  to
                     corresponding market values.

Leverage risk: Derivatives may include elements of leverage that can cause greater fluctuations in a Portfolio's net asset value.

Liquidity risk:      Certain securities may be difficult or impossible to sell
                     at favorable prices.

Market risk: The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

Non-diversification  A  Portfolio  is  diversified  when it  spreads investment
risk:                risk by placing  assets in several  investment
                     categories.   A  non-diversified   Portfolio  concentrates
                     its assets in a less diverse spectrum of securities. Non-diversification can intensify risk should a particular investment category suffer from adverse market conditions.

Prepayment
risk: A Portfolio may invest in mortgage-backed and other asset-backed securities. Such securities carry risks of faster or slower than expected prepayment of principal which affect the duration and return of the security.


                    POTENTIAL Year 2000 risk

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be affected adversely if the computer systems used by the Investment Advisor, Administrator and/or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem" ("Y2K"). The advisor and administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to their computer systems and in obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund, nor can there be any assurance that the Y2K problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.


                RISK/RETURN BAR CHARTS AND TABLES

The charts and tables provided below give some indication of past performance of those Portfolios that have commenced investment activity. These charts and tables illustrate the changes in each Portfolio's yearly performance and show how each Portfolio's average returns for 1, 5 and 10 years compare with a selected index. Please be aware past performance is not necessarily an indication of how the Fund will perform in the future.


Insert bar chart for Money Market Portfolio


During the ___year period shown in the Money Market Portfolio's bar chart, the highest quarterly return was ____% (quarter ending ____ __, ____) and the lowest quarterly return was _____% (quarter ending ____ __, ____).



Insert bar chart for U.S. Short-Term Portfolio


During the ___year period shown in the U.S. Short Term Portfolio's bar chart, the highest quarterly return was ____% (quarter ending ____ __, ____) and the lowest quarterly return was _____% (quarter ending ____ __, ____).


Insert bar chart forLimited Duration Portfolio


During the ___year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was ____% (quarter ending ____ __, ____) and the lowest quarterly return was _____% (quarter ending ____ __, ____).


Insert bar chart for Mortgage-Backed Portfolio


During the ___year period shown in the Mortgage-Backed Portfolio's bar chart, the highest quarterly return was ____% (quarter ending ____ __, ____) and the lowest quarterly return was _____% (quarter ending ____ __, ____).


----------------------------------------------- ------------------------- ---------------------------- ------------------------
Average Annual Total Returns (for the periods         Past 1 Year                Past 5 Years             Since Inception*
          ending December 31, 1998)
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------

----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
Money Market Portfolio
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
MM Benchmark
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
U.S. Short-Term Portfolio
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
ST Benchmark
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
Limited Duration Portfolio
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
LD Benchmark
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
Mortgage-Backed Portfolio
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
MB Benchmark
----------------------------------------------- ------------------------- ---------------------------- ------------------------
* List all Portfolio inception dates


**Information for the Portfolios that have not commenced investment activity are not available.

                 RISK/RETURN SUMMARY: FEE TABLE

Because this example is hypothetical and for comparison purposes only, your actual costs will be different. This table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds by presenting the fees and expenses that you may pay if you purchase and hold shares of the Fund. The yearly numbers below are hypothetical expenses per $10,000 investment assuming a 5% annual return. Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


------------------------------------- --------------------- ------------------- --------------------- --------------------
Portfolio Name                        1 Year                3 Years             5 years               10 Years
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------

------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Money Market
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Mortgage LIBOR
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
U.S. Short Term
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Limited Duration
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Mortgage-Backed
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Asset-Backed
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
High Yield
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
Enhanced Equity Market
------------------------------------- --------------------- ------------------- --------------------- --------------------
------------------------------------- --------------------- ------------------- --------------------- --------------------
U.S. Treasury
-------------------------------------                       -------------------
                                      ---------------------                     --------------------- --------------------
U.S. Corporate
                                      ---------------------                     --------------------- --------------------
-------------------------------------                       -------------------
Broad Market
------------------------------------- --------------------- ------------------- --------------------- --------------------

* Because these Portfolios have no redemption fees, expenses for all periods are the same whether or not shares are redeemed.

                                    FEE TABLE


------------------------------------------ ------------------ ------------------- ------------------- --------------------
Shareholder Transaction Expenses           Money Market       U.S. Short          Limited             Mortgage  Backed
(Fees Paid Directly By You)                (1)                Term (2)            Duration (3)        (4)

------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Redemption Fees                            None               None                None                None
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Exchange Fees                              None               None                None                None
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Contongent Deferred Sales Load             None               None                None                None
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Sales Load on Reinvestment Dividends       None               None                None                None
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Sales Load on Purchases                    None               None                None                None
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Annual Fund Operating Expenses
(Fees Paid From Fund Assets)
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Management Fees
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Distribution Fees (12b-1)
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Shareholder Services Fees
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Other Expenses
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------
Total Annual Fund Operating Expenses
------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------

------------------------------------------ ------------------ ------------------- ------------------- --------------------
------------------------------------------ ------------------ ------------------- ------------------- --------------------

------------------------------------------ ------------------ ------------------- ------------------- --------------------


Insert footnotes
(1)
(2)
(3)
(4)


================================================================================

                                                     MONEY MARKET PORTFOLIO

================================================================================
--------------------------------- ==============================================


Investment Objective:             To provide the maximum current income that is consistent with the preservation of capital.

---------------------------------
--------------------------------- ===============================================================================================
Principal                         Investment  Strategies:  The Portfolio invests
                                  primarily  in high  quality  (rating  of AA by
                                  S&P, Aa by Moody's or a comparable  rating, or
                                  higher    from   a    nationally    recognized
                                  statistical rating  organization) money market
                                  securities that meet the  requirements of Rule
                                  2a-7 of the 1940 Act.

---------------------------------
--------------------------------- ===============================================================================================
Performance Objective:            To outperform IBC's Money Fund Report Averages (TM)  - All Taxable.

--------------------------------- ===============================================================================================
---------------------------------
Investment Policies:              The Portfolio invests only in U.S. dollar-denominated money market securities,  eligible under
                                  Rule 2a-7 of the 1940 Act.

--------------------------------- ===============================================================================================
---------------------------------
Principal Risks:                  o        Banking industry risk            o        Liquidity risk   o        Prepayment risk
(See page 4 of this Prospectus    o        Interest rate risk               o        Market risk
for a more detailed description
of each risk)

---------------------------------
--------------------------------- ===============================================================================================
Allowable Investment Strategies:  o        Duration management (see General Investment Techniques)
(See pages 21-24 of this
Prospectus for a more detailed
description of investment
strategies

---------------------------------
--------------------------------- ------------------------------- ------------------------------- ===============================
Allowable Investments:            o        Asset-Backed           o        Illiquid Securities    o        U.S. Government and
(See pages 24-30 of this               Securities                 o        Municipal Instruments       Agency Securities
Prospectus for a more detailed    o        Bank Obligations       o        Repurchase and         o        Stripped Instruments
description of allowable          o        Corporate Debt              Reverse Repurchase
investments)                           Instruments                     Agreements
                                  o        Mortgage-Backed
                                       Securities

---------------------------------
================================= ===============================================================================================
Average Weighted Maturity:        o        Portfolio will have an average weighted maturity of not longer than 90 days.
                                  o        Individual securities may not have effective maturities longer than 397 days.
                                  o        Obligations  subject to repurchase  agreements and certain variable and floating rate obligations may bear longer final maturities.

                                  ===============================================================================================
================================= ===============================================================================================
Valuation:                        Money Market Portfolio  investments are valued based on the amortized cost valuation technique described under Rule 2a-7 of the 1940 Act.

================================= ===============================================================================================





=================================================================================================================================

                                                    MORTGAGE LIBOR PORTFOLIO

=================================================================================================================================
---------------------------- ====================================================================================================
Investment Objective:        To obtain a high level of total return as may be consistent with the preservation of capital.

---------------------------- ====================================================================================================
Principal Investment Once it commences  investment activity,  the Portfolio will invest primarily in high quality (rating Strategies: of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical  rating  organization)  mortgage-backed
                             and  mortgage  related  securities.  The  Portfolio
                             actively  utilizes  hedging  techniques  to seek to
                             outperform a cash portfolio.

---------------------------- ====================================================================================================
---------------------------- ====================================================================================================
Performance Objective:       To outperform the J.P. Morgan 3-Month Eurodeposit Index.

---------------------------- ====================================================================================================
---------------------------- ====================================================================================================
Investment                   Policies:  At least  65% of the  Portfolio's  total
                             assets   must  be   invested   in   mortgage-backed
                             securities  of U.S.  and foreign  issuers  with the
                             goal to  outperform  LIBOR  (see note  below).  The
                             Portfolio may invest more than 5% of its net assets
                             in futures  margins and/or premiums on options only
                             if those net  assets  are being  used for bona fide
                             hedging purposes. For temporary defensive purposes,
                             100%  of  the  Portfolio's   total  assets  may  be
                             invested  in U.S.  Government  securities,  cash or
                             cash  equivalent   securities.   The  Portfolio  is
                             non-diversified.

---------------------------- ====================================================================================================
---------------------------- -------------------------------------- ----------------------------- ===============================
Principal Risks:             o        Banking industry risk         o        Hedging risk         o        Liquidity risk
(See page 4 of this          o        Correlation risk              o        Interest rate risk   o        Market risk
Prospectus for a more        o        Credit risk                   o        Leverage risk        o        Non-diversification
detailed description of      o        Futures risk                                                     risk
each risk)                                                                                        o        Prepayment risk

---------------------------- -------------------------------------- ----------------------------- ===============================
============================ -------------------------------------- ----------------------------- ===============================
Allowable Investment         o        Dollar Roll Transactions      o        Short Sale           o        When Issued and
Strategies:                  o        Duration Management                Transactions                  Forward Commitment
(See pages 21-24 of this     o        Hedging                       o        TBA Transactions          Securities
Prospectus for a more
detailed description of
investment strategies)

============================ ====================================== ============================= ===============================
Allowable Investments:       o        Asset-Backed Securities       o        Investment           o        Stripped Instruments
(See pages 24-30 of this     o        Bank Obligations                   Companies                o        Total Return Swaps
Prospectus for a more        o        Corporate Debt Instruments    o        Mortgage-Backed      o        U.S. Government and
detailed description of      o        Illiquid Securities                Securities                    Agency Securities
allowable investments)       o        Inflation-Indexed Securities  o        Repurchase and       o        Zero Coupon
                                                                         Reverse Repurchase            Securities
                                                                         Agreements

============================ ====================================== ============================= ===============================

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


  ================================================================================================================================

                            U.S. SHORT-TERM PORTFOLIO

  ================================================================================================================================
  ----------------------------- ==================================================================================================
  Investment Objective:         To attain a high level of total return as may be consistent with the  preservation of capital and to maintain liquidity.

  ----------------------------- ==================================================================================================
  ----------------------------- ==================================================================================================
  Principal Investment          The  Portfolio  invests  primarily  in high  quality  (rating  of AA by S&P,  Aa by  Moody's or a
  Strategies:                   comparable  rating,  or higher from a  nationally  recognized  statistical  rating  organization)
                                short-term debt securities.

  ----------------------------- ==================================================================================================
  ----------------------------- ==================================================================================================
  Performance Objective:        To outperform IBC's Money Fund Report Averages(TM) - All Taxable.

  ----------------------------- ==================================================================================================
  ----------------------------- ==================================================================================================
  Investment Policies:          At least  65% of the  Portfolio's  total  assets  must be  invested  in U.S.  dollar  denominated securities.  Up to 35% of the  Portfolio's  total  assets  may be  invested  in  non-U.S.  dollar denominated debt securities.  No more than 5% of the Portfolio's  total assets may be invested in the  securities  of any one  issuer  (other  than  the U.S.  Government  and its  agencies).  The
                                Portfolio  may invest  more than 5% of its net  assets in  futures  margins  and/or  premiums  on options  only if it is being used for bona fide hedging  purposes.  The  Portfolio  may not enter into repurchase  agreements or reverse repurchase  agreements if it would result in more than 25%
                                of the  Portfolio's  assets being  subject to repurchase  agreements  and/or  reverse  repurchase agreements.  For  temporary  defensive  purposes,  100% of the  Portfolio's  total  assets may be invested in U.S.  Government  securities,  cash or cash equivalent  securities.  The Portfolio is
                                "diversified" under the 1940 Act.

  ----------------------------- ==================================================================================================
  ----------------------------- ------------------------------------ -------------------------------- ============================
  Principal Risks:              o        Banking industry risk       o        Futures risk            o        Liquidity risk
  (See page 4 of this           o        Correlation risk            o        Hedging risk            o        Market risk
  Prospectus for a more         o        Credit risk                 o        Interest rate risk      o        Prepayment risk
  detailed description of       o        Currency risk               o        Leverage risk
  each risk)

  ----------------------------- ------------------------------------ -------------------------------- ============================
  ----------------------------- ------------------------------------ -------------------------------- ============================
  Allowable Investment          o        Dollar Roll Transactions    o        Hedging                 o        When Issued and
  Strategies:                   o        Duration Management         o        TBA Transactions             Forward Commitment
  (See pages 21-24 of this                                                                                 Securities
  Prospectus for a more
  detailed description of
  investment strategies

  ----------------------------- ------------------------------------ -------------------------------- ============================
  ============================= ==================================== ================================ ============================
  Allowable Investments:        o        Asset-Backed Securities     o        Indexed Notes,          o        Municipal
  (See pages 24-30 of this      o        Bank Obligations                 Currency Exchange-Related        Instruments
  Prospectus for a more         o        Brady Bonds                      Securities and Similar      o        Repurchase and
  detailed description of       o        Convertibles Securities          Securities                       Reverse Repurchase
  allowable investments)        o        Corporate Debt Instruments  o        Inflation-Indexed            Agreements
                                o        Foreign Instruments              Securities                  o        Stripped
                                                                     o        Investment Companies         Instruments
                                                                     o        Mortgage-Backed         o        Total Return Swaps
                                                                          Securities                  o        U.S. Government
                                                                     o        Multi-National               and Agency Securities
                                                                          Currency Unit Securities    o        Warrants
                                                                          or More Than One Currency   o        Zero Coupon Bonds
                                                                          Denomination

  ============================= ==================================== ================================ ============================




  ================================================================================================================================

                           LIMITED DURATION PORTFOLIO

  ================================================================================================================================
  ----------------------------- ==================================================================================================
  Investment Objective:         To maintain a level of total return as may be consistent with the preservation of capital.

  ----------------------------- ==================================================================================================
  Principal  Investment  The  Portfolio  invests  primarily in high quality debt securities  (rating of AA by S&P, Aa by  Strategies:  Moody's or a  comparable rating, or higher from a nationally recognized statistical rating organization ), using interest rate hedging as a stabilizing technique.

  ----------------------------- ==================================================================================================
  ----------------------------- ==================================================================================================
  Performance Objective:        To outperform the Merrill Lynch 1-2.99 Year Treasury Index.

  ----------------------------- ==================================================================================================
  ----------------------------- ==================================================================================================
  Investment Policies:          At  least  65% of the  Portfolio's  total  assets  must be  invested  in U.S.  dollar-denominated securities.  Up to 35% of the  Portfolio's  total  assets  may be  invested  in  non-U.S.  dollar denominated  securities.  The  Portfolio  may  invest  more than 5% of its net  assets in futures margins and/or premiums on options only if it is being used for bona fide hedging  purposes.  For temporary  defensive  purposes,  100% of the  Portfolio's  total  assets may be  invested in U.S.
                                Government securities, cash or cash equivalent securities.  The Portfolio is non-diversified.

  ----------------------------- ==================================================================================================
  ----------------------------- --------------------------------- --------------------------------- ==============================
  Principal Risks:              o        Banking industry risk    o        Futures risk             o        Liquidity risk
  (See page 4 of this           o        Correlation risk         o        Hedging risk             o        Market risk
  Prospectus for a more         o        Credit risk              o        Interest rate risk       o        Non-diversification
  detailed description of       o        Currency risk            o        Leverage risk                 risk
  each risk)                                                                                        o        Prepayment risk

  ----------------------------- --------------------------------- --------------------------------- ==============================
  ============================= --------------------------------- --------------------------------- ==============================
  Allowable Investment          o        Dollar Roll              o        Hedging                  o        When Issued and
  Strategies:                        Transactions                 o        TBA Transactions              Forward Commitment
  (See pages 21-24 of this      o        Duration Management                                             Securities
  Prospectus for a more
  detailed description of
  investment strategies

  ============================= ================================= ================================= ==============================
  Allowable Investments:        o        Asset-Backed Securities  o        Indexed Notes,           o        Municipal
  (See pages 24-30 of this      o        Bank Obligations              Currency Exchange-Related         Instruments
  Prospectus for a more         o        Brady Bonds                   Securities and Similar       o        Repurchase and
  detailed description of       o        Convertible Securities        Securities                        Reverse Repurchase
  allowable investments)        o        Corporate Debt           o        Inflation-Indexed             Agreements
                                     Instruments                       Securities                   o        Stripped Instruments
                                o        Foreign Instruments      o        Investment Companies     o        Total Return Swaps
                                o        Illiquid Securities      o        Mortgage-Backed          o        U.S. Government and
                                                                       Securities                        Agency Securities
                                                                  o        Multi-National           o        Warrants
                                                                       Currency Unit Securities     o        Zero Coupon Bonds
                                                                       or More Than One Currency
                                                                       Denomination

  ============================= ================================= ================================= ==============================



   ===========================================================================================================================

                                                   MORTGAGE-BACKED PORTFOLIO

   ===========================================================================================================================
   ------------------------------- ===========================================================================================
   Investment Objective:           To attain a high  level of total  return as may be  consistent  with the  preservation  of capital.

   ------------------------------- ===========================================================================================
   Principal Investment            The Portfolio  invests  primarily in high quality (rating of AA by S&P, Aa by Moody's or a
   Strategies:                     comparable   rating,   or  higher  from  a  nationally   recognized   statistical   rating
                                   organization)    mortgage-backed   securities
                                   using hedging  techniques to manage  interest
                                   rate and prepayment risk.

   ------------------------------- ===========================================================================================
   ------------------------------- ===========================================================================================
   Performance Objective:          To outperform the  Lehman Brothers Mortgage-Backed Securities Index.

   ------------------------------- ===========================================================================================
   ------------------------------- ===========================================================================================
   Investment Policies:            At  least  65% of the  Portfolio's  total  assets  must  be  invested  in  mortgage-backed securities of U.S. and foreign  issuers.  For the purpose of this  Portfolio,  home equity loans are  considered  mortgage-backed  securities.  The Portfolio may invest more than 5%
                                   of its net assets in futures  margins and/or  premiums on options only if it is being used for bona fide hedging  purposes.  For  temporary  defensive  purposes,  the  Portfolio may invest  up to  100%  of its  total  assets  in U.S.  Government  securities,  cash or cash equivalent securities.  The Portfolio is non-diversified.

   ------------------------------- ===========================================================================================
   ------------------------------- ------------------------------- ----------------------------- =============================
   Principal Risks:                o        Banking industry risk  o        Hedging risk         o        Market risk
   (See page 4 of this             o        Correlation risk       o        Interest rate risk   o
   Prospectus for a more           o        Credit risk            o        Leverage risk             Non-diversification
   detailed description of each    o        Futures risk           o        Liquidity risk            risk
   risk)                                                                                         o        Prepayment risk

   ------------------------------- ------------------------------- ----------------------------- =============================
   =============================== ------------------------------- ----------------------------- =============================
   Allowable Investment            o        Dollar Roll            o        Hedging              o        TBA Transactions
   Strategies:                          Transactions               o        Short Sale           o        When Issued and
   (See pages 21-24 of this        o        Duration Management         Transactions                  Forward Commitment
   Prospectus for a more                                                                              Securities
   detailed description of
   investment strategies

   =============================== =============================== ============================= =============================
   Allowable Investments:          o        Asset-Backed           o        Indexed Notes        o        Stripped
   (See pages 24-30 of this             Securities                 o        Inflation-Indexed         Instruments
   Prospectus for a more           o        Bank Obligations            Securities               o        Total Return Swaps
   detailed description of         o        Corporate Debt         o        Investment           o        U.S. Government
   allowable investments)               Instruments                     Companies                     and Agency Securities
                                   o        Illiquid Securities    o        Mortgage-Backed      o        Zero Coupon Bonds
                                                                        Securities
                                                                   o        Repurchase and
                                                                        Reverse Repurchase
                                                                        Agreements

   =============================== =============================== ============================= =============================


   =============================================================================================================================

                             ASSET-BACKED PORTFOLIO

   =============================================================================================================================
   ------------------------------ ==============================================================================================
   Investment Objective:          To attain a high level of total return as may be consistent with the preservation of capital.


   ------------------------------ ==============================================================================================
   Principal Investment           Once it commences investment activity, the Portfolio will invest primarily in high quality
   Strategies:                    (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized  statistical  rating  organization)
                                  asset-backed securities,  allowing exposure to
                                  other    sectors    of   the    debt    market
                                  opportunistically.

   ------------------------------ ==============================================================================================
   ------------------------------ ==============================================================================================
   Performance Objective:         To outperform the Lehman Brothers Asset-Backed Securities Index.

   ------------------------------ ==============================================================================================
   ------------------------------ ==============================================================================================
   Investment                     At least 65% of the Portfolio's  total assets must be invested in asset-backed  securities of
   Policies:                      the U.S.  and foreign  issuers.  The  Portfolio  may invest more than 5% of its net assets in futures  margins  and/or  premiums  on options
                                  only if it is being used for bona fide hedging
                                  purposes.  For temporary  defensive  purposes,
                                  the  Portfolio  may  invest  up to 100% of its
                                  total  assets in U.S.  Government  securities,
                                  cash  or  cash  equivalent   securities.   The
                                  Portfolio is non-diversified.

   ------------------------------ ==============================================================================================
   ------------------------------ ------------------------------ ------------------------------- ===============================
   Principal Risks:               o        Banking industry      o        Hedging risk           o        Liquidity risk
   (See page 4 of this                 risk                      o        Interest rate risk     o        Market risk
   Prospectus for a more          o        Correlation risk      o        Leverage risk          o        Non-diversification
   detailed description of each   o        Credit risk                                                risk
   risk)                          o        Futures risk                                          o        Prepayment risk

   ------------------------------ ------------------------------ ------------------------------- ===============================
   ============================== ------------------------------ ------------------------------- ===============================
   Allowable Investment           o        Dollar Roll           o        Hedging                o        TBA Transactions
   Strategies:                         Transactions              o        Short Sale             o        When Issued and
   (See pages 21-24 of this       o        Duration Management        Transactions                    Forward Commitment
   Prospectus for a more                                                                              Securities
   detailed description of
   investment strategies

   ============================== ============================== =============================== ===============================
   Allowable Investments:         o        Asset-Backed          o        Indexed Notes          o        Stripped Instruments
   (See pages 24-30 of this            Securities                o        Inflation-Indexed      o        Total Return Swaps
   Prospectus for a more          o        Bank Obligations           Securities                 o        U.S. Government and
   detailed description of        o        Convertible           o        Investment Companies        Agency Securities
   allowable investments)              Securities                o        Mortgage-Backed        o        Zero Coupon
                                  o        Corporate Debt             Securities                      Securities
                                       Instruments               o        Repurchase and
                                  o        Illiquid Securities        Reverse Repurchase
                                                                      Agreements

   ============================== ============================== =============================== ===============================

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY



=================================================================================================================================

                                                      HIGH YIELD PORTFOLIO

=================================================================================================================================
--------------------- ===========================================================================================================
Investment            To attain a high level of total return as may be consistent with the preservation of capital.
Objective:

--------------------- ===========================================================================================================
--------------------- ===========================================================================================================
Principal             Once it commences investment activity, the Portfolio will invest primarily in high yield debt securities.
Investment
Strategies:

--------------------- ===========================================================================================================
--------------------- ===========================================================================================================
Performance           To outperform the Salomon Smith Barney All BB and B Rated Issues Index.
Objective:

--------------------- ===========================================================================================================
--------------------- ===========================================================================================================
Investment            Policies:  At least 65% of High  Yield  Portfolio's  total assets must be invested in high yield  securities  of U.S.
                      and foreign issuers. The Portfolio may invest more than 5%
                      of its net assets in futures  margins  and/or  premiums on options  only if it is being  used for bona  fide  hedging purposes.  For temporary defensive purposes, the Portfolio may  invest  up to  100%  of  its  total  assets  in  U.S.
                      Government securities, cash or cash equivalent securities.
                      The Portfolio is non-diversified.

--------------------- ===========================================================================================================
--------------------- ------------------------------------- ----------------------------------- =================================
Principal Risks:      o        Correlation risk             o        Futures risk               o        Market risk
(See page 4 of this   o        Credit risk                  o        Hedging risk               o        Non-diversification
Prospectus for a      o        Currency risk                o        Interest rate risk              risk
more detailed                                               o        Liquidity risk             o        Prepayment risk
description of each
risk)

--------------------- ------------------------------------- ----------------------------------- =================================
--------------------- ===========================================================================================================
Note: Special         Also known as junk bonds,  high yield bonds are issued by  corporations  who either do not have long track
Risks                 records of sales and earnings,  or by those who possess  questionable  credit strength.  As a result,  the risk of  default  is higher on these  instruments  than it would be on an  investment  grade  bond.  High yield bonds have  ratings  of BB or lower  and pay  higher  yields  to compensate for their greater risk.

--------------------- ===========================================================================================================
--------------------- ------------------------------------- ----------------------------------- =================================
Allowable             o        Dollar Roll Transactions     o        Hedging                    o        When Issued and
Investment            o        Duration Management          o        Short Sales Transactions        Forward Commitment
Strategies:                                                 o        TBA Transactions                Securities
(See pages 21-24 of
this Prospectus for
a more detailed
description of
investment
strategies

--------------------- ------------------------------------- ----------------------------------- =================================
===================== ===================================== =================================== =================================
Allowable             o        Asset-Backed Securities      o        Inflation-Indexed          o        Municipal Instruments
Investments:          o        Bank Obligations                  Securities                     o        Repurchase and Reverse
(See pages 24-30 of   o        Brady Bonds                  o        Investment Companies            Repurchase Agreements
this Prospectus for   o        Convertible Securities       o        Mortgage-Backed            o        Stripped Instruments
a more detailed       o        Corporate Debt Instruments        Securities                     o        Total Return Swaps
description of        o        Foreign Instruments          o        Multi-National Currency    o        U.S. Government and
allowable             o        Illiquid Securities               Unit Securities or More Than        Agency Securities
investments)          o        Indexed Notes, Currency           One Denomination               o        Warrants
                           Exchange-Related Securities                                          o        Zero Coupon Securities
                           and Similar Securities

===================== ===================================== =================================== =================================

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


=================================================================================================================================

                                                ENHANCED Equity MARKET PORTFOLIO

=================================================================================================================================
--------------------- ===========================================================================================================
Investment            To attain a high level of total return that exceeds the S&P 500 Index(TM).
Objective:

--------------------- ===========================================================================================================
Principal             Once it commences investment  activity,  the Portfolio will invest primarily in high quality (rating of AA
Investment            by S&P, Aa by Moody's or a comparable  rating, or higher from a nationally  recognized  statistical rating
Strategies:           organization)  short  duration  fixed  income  securities  and S&P 500  Index(TM)  futures  contracts.  Where possible, these securities will provide equity-like returns.

--------------------- ===========================================================================================================
--------------------- ===========================================================================================================
Performance           To outperform the S&P 500 Index(TM).
Objective:

--------------------- ===========================================================================================================
--------------------- ===========================================================================================================
Investment            Policies: The Portfolio may invest up to 100% of its total
                      assets  in  U.S.  Government  securities,   cash  or  cash
                      equivalent securities,  and will maintain 100% exposure to the S&P 500 Index (TM). Up to 5% of the Portfolio's  total assets may be invested  in margin at any given  time;  the remaining 95% the  Portfolio's  assets will be invested in short term instruments.  For temporary defensive purposes,
                      100% of the  Portfolio's  total  assets may be invested in
                      U.S.  Government  securities,   cash  or  cash  equivalent
                      securities. The Portfolio is non-diversified.

--------------------- ===========================================================================================================
--------------------- ---------------------------------- ------------------------------------- ==================================
Principal Risks:      o        Banking Industry risk     o        Futures risk                 o        Leverage risk
(See page 4 of this   o        Correlation risk          o        Hedging risk                 o        Market risk
Prospectus for a      o        Credit risk               o        Interest rate risk           o        Non-diversification risk
more detailed                                            o        Liquidity risk               o        Prepayment risk
description of each
risk)

--------------------- ---------------------------------- ------------------------------------- ==================================
===================== ---------------------------------- ------------------------------------- ==================================
Allowable             o        Dollar Roll Transactions  o        Hedging                      o        When Issued and Forward
Investment            o        Duration Management       o        Short Sales Transactions          Commitment Securities
Strategies:                                              o        TBA Transactions
(See pages 21-24 of
this Prospectus for
a more detailed
description of
investment
strategies

===================== ================================== ===================================== ==================================
Allowable             o        Asset-Backed Securities   o        Indexed Notes, Currency      o        Municipal Instruments
Investments:          o        Bank Obligations               Exchange-Related Securities      o        Repurchase and Reverse
(See pages 24-30 of   o        Brady Bonds                    and Similar Securities                Repurchase Agreements
this Prospectus for   o        Corporate Debt            o        Inflation-Indexed            o        Stripped Instruments
a more detailed            Instruments                        Securities                       o        Total Return Swaps
description of        o        Foreign Instruments       o        Investment Companies         o        U.S. Government and
allowable             o        Illiquid Securities       o        Mortgage-Backed Securities        Agency Securities
investments)                                             o        Multi-National Currency      o        Warrants
                                                              Unit Securities or More Than     o        Zero Coupon Securities
                                                              One Denomination

===================== ================================== ===================================== ==================================

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY


    =============================================================================================================================

                             U.S. TREASURY PORTFOLIO

    =============================================================================================================================
    --------------------- =======================================================================================================
    Investment            To attain a high level of total return as may be consistent  with the  preservation  of capital and to
    Objective:            avoid credit quality risk.

    --------------------- =======================================================================================================
    Principal             Once it commences investment activity, the Portfolio will invests primarily in U.S. Treasuries.
    Investment
    Strategies:

    --------------------- =======================================================================================================
    Performance           To outperform the Lehman Brothers Government Securities Index.
    Objective:

    --------------------- =======================================================================================================
    Investment            Policies: At least 95% of the Portfolio's total assets
                          must   be   invested   in   U.S.    dollar-denominated
                          obligations issued by the U.S. Treasury and repurchase
                          agreements  collateralized  by such  obligations.  The
                          Portfolio  may invest up to 5% of its total  assets in
                          high quality  (rating of AA by S&P, Aa by Moody's or a
                          comparable   rating,   or  higher  from  a  nationally
                          recognized   statistical  rating  organization)  fixed
                          income securities.  The Portfolio may invest more than
                          5%  of  its  net  assets  in  futures  margins  and/or
                          premiums on options  only if it is being used for bona
                          fide    hedging    purposes.    The    Portfolio    is
                          non-diversified.

    --------------------- =======================================================================================================
    Principal Risks:      o        Correlation risk           o        Hedging risk              o        Leverage risk
    (See page 4 of this   o        Futures risk               o        Interest rate risk        o        Market risk
    Prospectus for a
    more detailed
    description of each
    risk)

    ===================== ----------------------------------- ---------------------------------- ================================
    Allowable             o        Duration Management        o        Hedging                   o        When Issued and
    Investment                                                                                        Forward Commitment
    Strategies:                                                                                       Securities
    (See pages 21-24 of
    this Prospectus for
    a more detailed
    description of
    investment
    strategies

    ===================== =================================== ================================== ================================
    Allowable             o        Asset-Backed Securities    o        Inflation-Indexed         o        Stripped Instruments
    Investments:          o        Bank Obligations                Securities                    o        U.S. Government and
    (See pages 24-30 of   o        Corporate Debt             o        Investment Companies           Agency Securities
    this Prospectus for        Instruments                    o        Mortgage Backed           o        Zero Coupon Securities
    a more detailed                                                Securities
    description of                                            o        Repurchase and Reverse
    allowable                                                      Repurchase Agreements
    investments)
    ===================== =================================== ================================== ================================

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY

   ============================================================================================================================

                                                    U.S. Corporate PORTFOLIO

   ============================================================================================================================
   ------------------- ========================================================================================================
   Investment          To attain a high level of total return as may be consistent with the preservation of capital.
   Objective:

   ------------------- ========================================================================================================
   Portfolio Once it commences  investment  activity,  the Portfolio will invest primarily in high quality (rating of Description: AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) U.S. corporate obligations, with limited exposure to other debt securities.

   ------------------- ========================================================================================================
   Performance         To outperform the Salomon Smith Barney Corporate Bond Index.
   Objective:

   ------------------- ========================================================================================================
   Investment          The Portfolio  must invest at least 65% of its total assets in U.S.  dollar-denominated  corporate debt
   Policies:           obligations   of  U.S  issuers.   The   Portfolio  may  invest  up  to  35%  of  its  total  assets  in
                       non-dollar-denominated   corporate  debt  obligations  of
                       foreign   issuers,   or  other  U.S.   dollar-denominated
                       non-corporate debt obligations.  The Portfolio may invest
                       more than 5% of its net assets in futures  margins and/or
                       premiums  on  options  only if it is being  used for bona
                       fide hedging purposes.  For temporary defensive purposes,
                       the  Portfolio  may invest up to 100% of its total assets
                       in U.S.  Government  securities,  cash or cash equivalent
                       securities. The Portfolio is non-diversified.

   ------------------- ========================================================================================================
   Principal Risks:    o        Correlation risk       o        Futures risk                o        Liquidity risk
   (See page 4 of      o        Credit risk            o        Hedging risk                o        Market risk
   this Prospectus     o        Currency risk          o        Interest rate risk          o        Non-diversification risk
   for a more                                          o        Leverage risk               o        Prepayment risk
   detailed
   description of
   each risk)

   =================== ------------------------------- ------------------------------------ ===================================
   Allowable           o        Dollar Roll            o        Hedging                     o        TBA Transactions
   Investment               Transactions               o        Short Sale Transactions     o        When Issued and Forward
   Strategies:         o        Duration Management                                              Commitment Securities
   (See pages 21-24
   of this
   Prospectus for a
   more detailed
   description of
   investment
   strategies

   =================== =============================== ==================================== ===================================
   Allowable           o        Asset-Backed           o        Indexed Notes, Currency     o        Municipal Instruments
   Investments:             Securities                      Exchange-Related Securities     o        Repurchase and Reverse
   (See pages 24-30    o        Bank Obligations            and Similar Securities               Repurchase Agreements
   of this             o        Brady Bonds            o        Inflation-Indexed           o        Stripped Instruments
   Prospectus for a    o        Convertible                 Securities                      o        Total Return Swaps
   more detailed            Securities                 o        Investment Companies        o        U.S. Government and
   description of      o        Corporate Debt         o        Mortgage-Backed Securities       Agency  Securities
   allowable                Instruments                o        Multi-National Currency     o        Warrants
   investments)        o        Foreign Instruments         Unit Securities or More Than    o        Zero Coupon Bonds
                       o        Illiquid Securities         One Currency Denomination

   =================== =============================== ==================================== ===================================

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY




===============================================================================================================================

                                                    BROAD-MARKET PORTFOLIO

===============================================================================================================================
----------------------- =======================================================================================================
Investment Objective:   To attain a high level of total return as may be consistent with the preservation of capital.

----------------------- =======================================================================================================
Principal Investment Once it commences  investment activity,  the Portfolio will invest primarily in high quality (rating of Strategies: AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities reflective of the broad spectrum of the U.S. bond market.

----------------------- =======================================================================================================
Performance Objective:  To outperform the Lehman Brothers Aggregate Bond Index.

----------------------- =======================================================================================================
Investment Policies:    The  Portfolio  will  invest  at least  65% of its  total  assets  in  fixed  income  securities.  The allocation  among markets will vary based upon the issuance of new  securities  and the  retirement of outstanding  securities  and  instruments.  The  Portfolio  has limited  exposure  to non-U.S.  dollar denominated  securities.  The Portfolio  may invest more than 5% of its net assets in futures  margins and/or  premiums on options only if it is being used for bona fide  hedging  purposes.  For  temporary defensive  purposes,  the Portfolio may invest up to 100% of its assets in short-term U.S.  Government securities,  cash or cash equivalent  securities.  The Investment Adviser will manage the Broad Market
                        Portfolio to approximate broad market allocations by purchasing and selling representative  securities in each market,  but the Portfolio cannot guarantee that it will match such broad market  allocations.
                        The current market allocation is comprised of approximately 20% in corporate  securities,  50% in U.S.
                        Government  securities  and 30% in  mortgage-backed  and  asset-backed  securities.  The  Portfolio is non-diversified.

======================= ------------------------------ --------------------------------------- ================================
Principal Risks:        o        Banking     industry  o        Futures risk                   o        Liquidity risk
(See page 4 of this          risk                      o        Hedging risk                   o        Market risk
Prospectus for a more   o        Correlation risk      o        Interest rate risk             o        Non-diversification
detailed description    o        Credit risk           o        Leverage risk                       risk
of each risk)           o        Currency risk                                                 o        Prepayment risk

----------------------- ------------------------------ --------------------------------------- ================================
Allowable Investment    o        Dollar Roll           o        Duration Management            o        TBA Transactions
Strategies:                  Transactions              o        Hedging                        o        When Issued and
(See pages 21-24 of                                                                                 Forward Commitment
this Prospectus for a                                                                               Securities
more detailed
description of
investment strategies

----------------------- ------------------------------ --------------------------------------- ================================
Allowable Investments:  o        Asset-Backed          o        Indexed Notes, Currency        o        Municipal Instruments
(See pages 24-30 of          Securities                     Exchange-Related Securities and    o        Repurchase and
this Prospectus for a   o        Bank Obligations           Similar Securities                      Reverse Repurchase
more detailed           o        Brady Bonds           o        Inflation-Indexed Securities        Agreements
description of          o        Convertible           o        Investment Companies           o        Stripped Instruments
allowable investments)       Securities                o        Mortgage-Backed Securities     o        Total Return Swaps
                        o        Corporate Debt        o        Multi-National Currency Unit   o        U.S. Government and
                             Instruments                    Securities or More Than One             Agency Securities
                        o        Foreign Instruments        Currency Denomination              o        Warrants
                        o        Illiquid Securities                                           o        Zero Coupon Bonds

======================= ============================== ======================================= ================================

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY





                  FUND MANAGEMENT

                BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."

                INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income Portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as a sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


       Portfolio's Payment of Fund Expenses

Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Portfolio Operating Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (except for U.S. Short Term, which pays its fees quarterly). This advisory fee is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):

-------------------------------------- -------------------------- ------------------------------ ---------------------------
              Portfolio                          Rate                       Portfolio                       Rate
-------------------------------------- -------------------------- ------------------------------ ---------------------------
-------------------------------------- -------------------------- ------------------------------ ---------------------------
            Money Market                         0.10%                     High Yield                      0.40%
           Mortgage LIBOR                        0.30%               Enhanced Equity Market                0.35%
          U.S. Short Term*                       0.15%                    U.S. Treasury                    0.30%
          Limited Duration                       0.35%                   U.S. Corporate                    0.10%
          Mortgage-Backed**                      0.10%                    Broad Market                     0.30%
            Asset-Backed                         0.10%
-------------------------------------- -------------------------- ------------------------------ ---------------------------

* Effective March 1, 1996, the Investment Adviser has voluntarily lowered the advisory fee from 0.30%. ** Effective October 1, 1997, the Investment Adviser has voluntarily lowered the advisory fee from 0.35%.


                PORTFOLIO MANAGERS

David J.  Marmon,  Managing  Director.  Mr.  Marmon
is    responsible    for    management    of    the
Asset-Backed,   High-Yield,   U.S.   Corporate  and
Broad  Market  Portfolios.  He joined  FFTW in 1990
from  Yamaichi  International  (America)  where  he
headed  futures and options  research.  Mr.  Marmon
was  previously a financial  analyst and strategist
at  the   First   Boston   Corporation,   where  he
developed    hedging    programs   for    financial
institutions  and  industrial   firms.  Mr.  Marmon
has a B.A.  summa cum laude in economics  from Alma
College  and  an  M.A.  in   economics   from  Duke
University.

Stewart  M.   Russell,   Managing   Director.   Mr.
Russell  is  responsible   for  management  of  the
Money Market,  U.S.  Short-Term,  Limited Duration,
Enhanced   Equity   Market   and   U.S.    Treasury
Portfolios.   He  joined  FFTW  in  1992  from  the
short-term  proprietary  trading desk in the global
markets   area  of  J.P.   Morgan,   where  he  was
responsible  for  proprietary  positioning  of U.S.
and  non-U.S.  government  obligations,   corporate
bonds,  and  asset-backed  securities.  Earlier  at
the  bank,  Mr.  Russell   managed  the  short-term
interest  rate  risk  group,   coordinating  a  $10
billion  book  of  assets  and   liabilities.   Mr.
Russell  holds a B.A. in  government  from  Cornell
University  and an M.B.A.  in finance from New York
University.

Patricia L. Cook,  Managing  Director.  Ms. Cook is
responsible  for  management of the Mortgage  LIBOR
and  Mortgage-Backed  Portfolios.  She joined  FFTW
in 1991 after twelve  years with Salomon  Brothers,
where  she most  recently  established  and  headed
the  bond  strategy  team  that  analyzes  relative
values  among  mortgages,   treasuries,  and  other
sectors of the fixed-income markets and developed portfolio strategies for Salomon Brothers' global institutional clients. Ms. Cook worked initially as an analyst in the firm's proprietary trading unit before joining the firm's financing desk.
Ms. Cook has a B.A. from St. Mary's College and an M.B.A. from New York University.


              SHAREHOLDER INFORMATION

                     PURCHASES

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or AMT Capital. Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads nor 12b-1 fees imposed by the Fund. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases may be made on any "Business Day," meaning, Monday through Friday, with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

 WIRING INSTRUCTIONS:

To:                 Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:         011-0010438
Account Name:       AMT Capital Securities, L.L.C. - Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                                                    TO Purchase shares


------------------------ --------------- ---------------------- ------------------------------------ -------------------------
Portfolio Name           When Net        When & how shares      Procedure for same day purchases     Result of late
                         Asset Value     may be purchased                                            notification or delay
                         is determined                                                               in receipt of funds
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
Money Market             All Business    o        Any           o        Purchasers must call        If the Fund is notified
                         days                 Business Day           Investors Capital at (800)      after 12:00 pm Eastern
                                         o        Submitted          762-4848 [or (212) 332-5211     time and/or if funds
                                              orders must            if within the City of New       are not received by the
                                              include a              York] prior to 12:00 pm         Transfer Agent, such
                                              completed              Eastern time to inform the      purchase order shall be
                                              account                Fund of the incoming wire       executed as of the date
                                              application            transfer.                       that Federal funds are
                                         o        Federal       o        Purchasers must indicate    received.
                                              funds must be          which Portfolio is to be
                                              wired to AMT           purchased.
                                              Capital's "Fund   o        If Federal funds are
                                              Purchase               received by the Fund that
                                              Account" at IBT        day, the order will be
                                                                     effective that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
o        U.S.     Short  All Business    o        Any           o        Purchasers must call        If the Fund is notified
     Term                Days                 Business Day           Investors Capital at (800)      after 4:00 pm Eastern
o        Limited                         o        Submitted          762-4848 [or (212) 332-5211     time and/or if funds
     Duration                                 orders should          if within the City of New       are not received by the
o        Enhanced                             include a              York] prior to 4:00 pm          Transfer Agent, such
     Equity Market                            completed              Eastern time to inform the      purchase order shall be
o        U.S Treasury                         account                Fund of the incoming wire       executed as of the date
o        U.S. Corporate                       application            transfer.                       that Federal funds are
o        Broad Market                    o        Federal       o        Purchasers must indicate    received.
                                              funds must be          which Portfolio is to be
                                              wired to AMT           purchased.
                                              Capital's "Fund   o        If Federal funds are
                                              Purchase               received by the Fund that
                                              Account" at IBT        day, the order will be
                                                                     effective that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
Mortgage LIBOR           Last Business   o        Last          o        Purchasers must call        If the Fund is notified
                         Day of each          Business Day of        Investors Capital at (800)      after 4:00 pm Eastern
                         week or on           each week or on        762-4848 [or (212) 332-5211     time and/or if funds
                         any other            any other              if within the City of New       are not received by the
                         Business Days        Business Days          York] prior to 4:00 pm          Transfer Agent, such
                         approved by          approved by the        Eastern time to inform the      purchase order shall be
                         the                  Investment             Fund of the incoming wire       executed as of the date
                         Investment           Adviser.               transfer.                       that Federal funds are
                         Adviser.        o        By wire of    o        Purchasers must indicate    received.
                                              federal funds          which Portfolio is to be
                                                                     purchased.
                                                                o    If  Federal
                                                                     funds   are
                                                                     received by
                                                                     the    Fund
                                                                     that   day,
                                                                     the   order
                                                                     will     be
                                                                     effective
                                                                     that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
o                        Last Business   o        Last          o        Purchasers must call        If the Fund is notified
     Mortgage-Backed     Day of each          Business Day of        Investors Capital at (800)      after 4:00 pm Eastern
o        Asset-Backed    month or on          each month or          762-4848 [or (212) 332-5211     time and/or if funds
o        High Yield      any other            any other              if within the City of New       are not received by the
                         Business Days        Business Days          York] prior to 4:00 pm          Transfer Agent, such
                         approved by          approved by the        Eastern time to inform the      purchase order shall be
                         the                  Investment             Fund of the incoming wire       executed as of the date
                         Investment           Adviser.               transfer.                       that Federal funds are
                         Adviser.        o        By wire of    o        Purchasers must indicate    received.
                                              federal funds          which Portfolio is to be
                                                                     purchased.
                                                                o    If  Federal
                                                                     funds   are
                                                                     received by
                                                                     the    Fund
                                                                     that   day,
                                                                     the   order
                                                                     will     be
                                                                     effective
                                                                     that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------



                    REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads nor 12b-1 fees imposed by the Fund. No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

A telephone redemption option is made available to shareholders on the Fund's Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder designates an authorized agent on the Account Application, he may change his authorized agent or the account designated to receive redemption proceeds at any time. Such changes must be made in writing and sent to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed by the Fund should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.



                                                     To Redeem Shares

-------------------------------------------------------------------------------
1.       Shareholders must provide the following information:
a.       The dollar or share amount to be redeemed;
b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
c.       The name of the shareholder; and
d.       The shareholder's account number
2. Shareholders should call the Transfer Agent at (800) 247-0473 to request a redemption.




--------------------------- ---------------------------------------------------------- -------------------------------------------
Portfolio Name              When redemption effective                                  Result of late notification of redemption

--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------

--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o  Money  Market            if notice is received by the Transfer Agent by 12:00        If notice is received by the Transfer Agent
                            p.m. Eastern time on any Business Day, the                  on a non-business day or after 12:00 p.m.
                            redemption will be effective and payment will be            Eastern time, the redemption notice will be
                            made on such Business day. Price of shares is               deemed received as of the next Business Day.
                            based on the next calculation of the NAV after the
                            order is placed.
--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o U.S Short Term            If notice is received by the Transfer                       If notice  is  received  by the Transfer
                            Agent by 4:00  p.m. Eastern  time                           Agent on a  non-business  day or after 4:00
                            on any  Business  Day,  the                                 p.m. Eastern time, the redemption
                            redemption  will be   effective                             will be deemed received as of the next
                            and  payment  will be made on                               Business Day.
                            such Business day. Price of shares is based on the
                            next calculation of the NAV after the order is
                            placed.



--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o U.S.  Short Term          If notice is received by the  Transfer  Agent by 4:00 p.m.  If notice is received on a  non-business
o Limited  Duration         Eastern  time on any Business Day, the redemption will be   day or after 4:00 p.m.  Eastern time, the
o Enhanced  Equity          effective  and  payment  will be made  within  seven        redemption notice will be deemed received
    Market                  calendar days, but generally on the day                     as of the next Business Day.
                            following receipt of such notice. Price of shares is
o U.S Treasury              based on the next calculation of the NAV after the
o U.S. Corporate            order is placed.
o Broad Market

--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o Mortgage LIBOR            If notice is received by the Transfer                         If  notice  is  received  on a
                            Agent  by 4:00  p.m. Eastern time on any Business             non-business day or after  4:00 p.m.
                            Day, the redemption will be effective                         Eastern time, the redemption
                            and payment will be made within seven calendar                notice  will be  deemed
                            days, but generally on the day following receipt              received as of the next Business Day.
                            of such notice.  Price of shares is based on the
                            next calculation of the NAV after the order is
                            placed.
--------------------------- ---------------------------------------------------------- -------------------------------------------
--------------------------- ---------------------------------------------------------- -------------------------------------------
o  Mortgage-Backed          If notice is received by the Transfer  Agent by 4:00 p.m.    If notice is received on a non-business
o Asset-Backed              Eastern time on any Business  Day, the  redemption  will be  day or after 4:00 p.m.  Eastern  time,  the
o High Yield                effective and payment will be made within seven calendar     redemption notice will be deemed received
                            days, but generally on the day following receipt of such     as of the next Business Day.
                            notice.  Price of shares is based on the next
                            calculation of the NAV after the order is placed.

--------------------------- ---------------------------------------------------------- -------------------------------------------


            PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.



1.    For  all   Portfolios   other  than   Mortgage   LIBOR,   Mortgage-Backed,
      Asset-Backed, High Yield and Money Market, net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. ET on each Business Day.
2. Mortgage LIBOR Portfolio's net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. ET on the last Business day of each week, on any other Business Days in which the Investment
      Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.
3.    Mortgage-Backed,  Asset-Backed and High Yield
      Portfolios' net asset
      values are calculated by the Fund's Accounting
      Agent  as  of  4:00  p.m.   ET  on  the  last
      Business Day of each week and each month,  on
      any   other   Business   Days  in  which  the
      Investment  Adviser approves a purchase,  and
      on each  Business  Day for which a redemption
      order has been placed.
4.    Money Market  Portfolio's  net asset value is
      calculated as of 12:00
      noon ET on Business  Days.  The Money Market
      Portfolio  seeks to  maintain  a  stable  net
      asset   value  per   share  of   $1.00.   For
      purposes  of  calculating  the  Money  Market
      Portfolio's  net asset value,  securities are
      valued using the  "amortized  cost" method of
      valuation,   which   does   not   take   into
      consideration  unrealized  gains  or  losses.
      The amortized  cost method  involves  valuing
      an  instrument  at its  cost,  and  assumes a
      constant  amortization  to  maturity  of  any
      discount  or  premium,   regardless   of  the
      impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price a Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of the Portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 (the "Rule") under the 1940 Act. As conditions of operating under the Rule, the Money Market Portfolio must:
1. maintain a dollar-weighted average Portfolio maturity of 90 days or shorter;
2. generally purchase only instruments having remaining maturities of 397 days or shorter;
3. invest only in U.S. dollar-denominated securities which have been determined by the Board of Directors to present minimal credit risks and which are of eligible quality as determined under the Rule; and
4.       diversify its holdings.

                     DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Mortgage-Backed, Mortgage LIBOR, Asset-Backed and High Yield will be declared as dividends payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Mortgage LIBOR, Mortgage-Backed, Asset-Backed and High Yield Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.


                   VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.


                TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes

A  Portfolio  may  be  subject  to  state,  local  or  foreign  taxation  in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

            DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital, Inc,. a branch office of AMT Capital, pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.


              INVESTMENT INFORMATION

  ALLOWABLE INVESTMENT STRATEGIES AND ASSOCIATED
                       RISKS


Dollar Roll Transactions
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         Risks: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.


Duration Management
Duration measures a bond's price volatility, incorporating the following factors:
a.       the bond's yield,
b.       coupon interest payments,
c.       final maturity,
d.       call features, and
e.       prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

         Risks: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.


Hedging
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:


a.       engaging in swaps;                                  d.       purchasing and selling futures contracts; and
b.       purchasing and selling caps, floors and collars;    e.       purchasing and selling options.
c.       purchasing or selling forward exchange contracts;


All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When  a  Portfolio   sells  a  futures  or  forward
currency  contract for  non-hedging  purposes,  the
Portfolio  will  have  the  contractual   right  to
acquire:
1.       the securities,
2.       the foreign currency subject to the futures,
3.       the forward currency contract, or
4.       will  segregate  assets,  in an amount at least
         equal to the market value of the  securities  or foreign  currency
         underlying    the   futures   or   forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, the Portfolio will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

a.    Swaps
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.    Caps, Floors and Collars
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. Forward Foreign Exchange Contracts A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.       Futures Contracts
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Market Portfolio may, unlike the other Fund Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging

e.    Options Contracts
An option is a contractual  right, but not an obligation,  to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.


TBA (To Be Announced) Transactions In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks:  The value of the  security  on the
         date  of  delivery  may be less  than  its
         purchase  price,   presenting  a  possible
         loss of asset value.


When Issued and Forward Commitment Securities The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks:  The value of the  security  on the
         date  of  delivery  may be less  than  its
         purchase  price,   presenting  a  possible
         loss of asset value.



    ALLOWABLE INVESTMENTS AND ASSOCIATED RISKS

Asset-Backed Securities
Asset-backed  securities  are  secured by or backed
by  assets  other  than  mortgage-related   assets,
such as  automobile  and credit  card  receivables.
These    securities    are    sponsored   by   such
institutions   as   finance   companies,    finance
subsidiaries    of    industrial    companies   and
investment  banks.   Asset-backed  securities  have
structural      characteristics      similar     to
mortgage-backed     securities,     however,    the
underlying assets are not first lien mortgage loans or interests, but include assets such as:
a.       motor vehicle installment sale contracts,
b.       other installment sale contracts,
c.       leases of various types of real and personal property, and
d.       receivables from revolving credit (credit card) agreements.

         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


Bank Obligations
Bank obligations are bank issued securities. These instruments include:

a.       Time Deposits,            e.       Deposit Notes,                      h.       Variable Rate Notes,
b.       Certificates of Deposit,  f.       Eurodollar Time deposits,           i.       Loan Participations,
c.       Bankers' Acceptances,     g.       Eurodollar Certificates of          j.       Variable Amount Master Demand Notes,
d.       Bank Notes,                        Deposit,                            k.       Yankee CDs, and
                                                                                l.       Custodial Receipts

         Risks:   Investing  in  bank   obligations
         exposes a  Portfolio  to risks  associated
         with   the   banking   industry   such  as
         interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina,
Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.


Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

         Risks:   Investing   in   corporate   debt
         securities   subjects   a   Portfolio   to
         interest rate changes and credit risks.


Foreign Instruments

a.     Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser will adjust exposure of a Portfolios to different currencies based on its perception of the most favorable markets and issuers. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. A Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

b. Foreign Government, International and Supranational Agency Securities These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         Risks:   Generally,    foreign   financial
         markets  have  substantially  less  volume
         than  the  U.S.   market.   Securities  of
         many  foreign  companies  are less liquid,
         and their  prices are more  volatile  than
         securities    of    comparable    domestic
         companies.    Certain    Portfolios    may
         invest   portions   of  their   assets  in
         securities    denominated    in    foreign
         currencies.    These   investments   carry
         risks of  fluctuations  of exchange  rates
         relative  to the U.S.  dollar.  Securities
         issued by foreign  entities  (governments,
         corporations  etc.) may involve  risks not
         associated    with    U.S.    investments,
         including    expropriation    of   assets,
         taxation,      political     or     social
         instability  and low  financial  reporting
         standards--all    of   which   may   cause
         declines in investment returns.


Illiquid Securities
Illiquid  securities  cannot be sold or disposed of
in the  ordinary  course of business  within  seven
days  for   approximately  the  value  at  which  a
Portfolio   has   valued  the   securities.   These
include:
1.       securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and 3. securities not having readily available market quotations.
Although the Portfolios are allowed to invest up to 15% (10% in the case of the Money Market Portfolio) of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.


Indexed Notes, Currency Exchange-Related Securities and Similar Securities These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks:  Foreign  currency  markets  can be
         highly  volatile  and are subject to sharp
         price  fluctuations.   A  high  degree  of
         leverage is typical  for foreign  currency
         instruments   in  which  a  Portfolio  may
         invest.


Inflation-Indexed Securities
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

Investment Companies
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:
1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The   acquiring   company   may  not   purchase  or
otherwise   acquire   securities  in  the  acquired
company  (if a load  fund)  if,  immediately  after
the acquisition:
1.   the  acquiring  company  and any company  controlled  by it would own
     in the  aggregate  more than 3% of the total outstanding   voting  stock
     of  the  acquired company
2. securities issued by the acquired company would have an aggregate value exceeding 5% of the value of the total assets of the acquiring company; or
3. securities issued by the acquired company and all other investment companies would have an aggregate value in excess of 10% of the value of the acquiring company's total assets.

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

         Risks: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.


Mortgage-Backed Securities
Mortgage-backed     securities    are    securities
representing   ownership   interests  in,  or  debt
obligations   secured  entirely  or  primarily  by,
"pools"  of  residential  or  commercial   mortgage
loans   or   other   mortgage-backed    securities.
Mortgage-backed securities may take a variety of forms, the most common being:
1.       Mortgage-pass through securities issued by
a.       the Government National Mortgage Association (Ginnie Mae),
b.       the Federal National Mortgage Association (Fannie Mae),
c.       the Federal Home Loan Mortgage Corporation (Freddie Mac),
d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and 3. Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         Risks: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National Currency Unit Securities or More Than One Currency Denomination Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks:        Investments        involving
         multi-national    currency    units    are
         subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.


Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks:     Investments     in    municipal
         instruments    are    subject    to    the
         municipality's   ability  to  make  timely
         payment.  Municipal  instruments  may also
         be   subject  to   bankruptcy   protection
         should the municipality file for such protection.


Repurchase and Reverse Repurchase Agreements Under a repurchase agreement, a bank or securities firm (a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or Investors Bank & Trust Co. agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio at a later date for an agreed upon price. Under a reverse
repurchase  agreement,   a  primary  or  reporting  dealer  in  U.S.  Government
Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Fund will maintain a segregated custodial account for each Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped  instruments  are  bonds,  reduced  to its
two  components:  its  rights to  receive  periodic
interest  payments  (IOs)  and  rights  to  receive
principal   repayments  (POs).  Each  component  is
then sold separately.  Such instruments include:
a.       Municipal Bond Strips
b.       Treasury Strips
c.       Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.


U.S.   Government   and  Agency   Securities  and
Government-Sponsored Enterprises/Federal Agencies
U.S.  Government  and agency  securities are issued
by or  guaranteed  as to principal  and interest by
the    U.S.    Government,    its    agencies    or
instrumentalities  and  supported by the full faith
and  credit  of  the  United  States.  A  Portfolio
may also  invest in other  securities  which may be
issued  by a U.S.  Government-sponsored  enterprise
or  federal  agency,  and  supported  either by its
ability  to  borrow  from the U.S.  Treasury  or by
its own credit  standing.  Such  securities  do not
constitute   direct   obligations   of  the  United
States  but  are  issued,  in  general,  under  the
authority  of an Act of  Congress.  The universe of
eligible  securities  in these  categories  include
those sponsored by:
a.       U.S. Treasury Department,
b.       Farmer's Home Administration,
c.       Federal Home Loan Mortgage Corporation,
d.       Federal National Mortgage Association,
e.       Student Loan Marketing Association, and
f.       Government National Mortgage Association.


         Risks:   Investing  in  securities  backed
         by the full  faith and  credit of the U.S.
         Government  are  guaranteed   only  as  to
         interest    rate   and   face   value   at
         maturity, not its current market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges

         Risks:   Warrants   retain   their   value
         only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.

                Portfolio Turnover

Costs associated with Portfolio turnover have historically been and are expected to remain low relative to equity fund turnover costs. These anticipated Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration and could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

            FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand the Portfolios' financial performance for the past five years. The "Total Return on Investment" indicates how much an investment in each respective Portfolio would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by Ernst & Young, LLP. You will find the auditor's report and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.

===============================================================================
                          MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS
                        (IN WHOLE DOLLARS EXCEPT WHERE OTHERWISE INDICATED)

===============================================================================

 For a share outstanding throughout the period    Year        Year Ended    Year Ended   Year Ended    Year Ended      From
                                                  Ended        12/31/97      12/31/96     12/31/95      12/31/94     11/1/93*
                                                   12/31/98                                                         to 12/31/93
------------------------------------------------- ----------- ------------ ------------- ------------ ------------- ============
Net asset value at beginning of period            1.00          1.00         1.00          1.00        1.00         1.00
------------------------------------------------- ----------- ------------ ------------- ------------ ------------- ============
Net investment income                                           0.05         0.05          0.06        0.04         0.00**
Net realized gains or (losses) on investments                   ---          0.00**        0.00**      0.00 **      ---
================================================= ----------- ------------ ------------- ------------ ------------- ============
Total from investment operations                                0.05         0.05          0.06        0.04         0.00**
================================================= ----------- ------------ ------------- ------------ ------------- ============
Distributions from net investment income                        0.05         0.05          0.06        0.04         0.00**
Distributions from net realized gain on                         ---          0.00**        ---         ---          ---
investments
Distributions in excess of net investment income                ---          ---           ---         0.00**       ---
------------------------------------------------- ----------- ------------ ------------- ------------ ------------- ============
Total distributions                                             0.05         0.05          0.06        0.04         0.00 **
================================================= ----------- ------------ ------------- ------------ ------------- ============
Net asset value at end of period                                1.00         1.00          1.00        1.00         1.00
================================================= ----------- ------------ ------------- ------------ ------------- ============
Total return on investment                                      5.46%        5.18%         5.74%       4.13%        0.44% (c)
Net assets at end of period in 000's                            26,152       25,047        25,870      22,006       2,336
Ratio of operating expenses to average net                      0.30%        0.40%         0.40%       0.40%        0.40% (b)
assets  (a)
Ratio of net investment income to average net                   5.33%        5.05%         5.58%       4.16%        2.67% (b)
assets
Decrease in above expense ratios due to waiver
  of investment advisory and administration
  fees and reimbursement of other expenses                      0.16%        0.30%         0.37%       0.64%        25.54% (b)
================================================= =========== ------------ ============= ------------ ============= ============

(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized *Commencement of operations **Rounds to less than $0.01


================================================================================
                   U.S. SHORT-TERM PORTFOLIO FINANCIAL HIGHLIGHTS
                (IN WHOLE DOLLARS EXCEPT WHERE OTHERWISE INDICATED)

================================================================================

  FOR A SHARE OUTSTANDING    Year       Year      Year      Year     Year      Year      Year      Three       Year     From
   THROUGHOUT THE PERIOD     Ended      Ended     Ended     Ended    Ended     Ended     Ended     Months      Ended    12/6/89*
                             12/31/98   12/31/97  12/31/95  12/31/96 12/31/94  12/31/93  12/31/92  Ended 1991  9/30/91     to

---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net asset value at
  beginning of period                   9.85      9.88      9.89     9.98      10.00     10.00     10.00       10.00    10.00
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net investment income                   0.57      0.55      0.56     0.44      0.32      0.34      0.12        0.63     0.62
Net realized gains or
  (losses) on investments               (0.08)    (0.03)    (0.01)   (0.08)    (0.03)    0.01      0.02        0.06     0.04
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Total from investment                   0.49      0.52      0.55     0.36      0.29      0.35      0.14        0.69     0.66
operations
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Distributions from net
  investment income                     0.57      0.55      0.56     0.45      0.31      0.34      0.12        0.63     0.62
Distributions in excess of
  net investment income                 ---       ---       0.00**   0.00**    ---       0.01      0.02        0.06     0.04
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Total distributions                     0.57      0.55      0.56     0.45      0.31      0.35      0.14        0.69     0.66
============================ ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net asset value at end of               9.77      9.85      9.88     9.89      9.98      10.00     10.00       10.00    10.00
period
============================ ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Total return on investment              5.09%     5.45%     5.71%    3.71%     2.88%     3.45%     5.67% (b)   7.11%    8.31% (b)

Net assets at end of
  period in 000's                       486,906   355,257   457,425  290,695   417,728   682,513   365,311     269,115  111,957
Ratio of operating
  expenses to average net
  assets, exclusive of                  0.25%     0.27%     0.40%    0.40%     0.40%     0.40%     0.40% (b)   0.40%    0.50% (b)
  interest expense (a)
Ratio of operating
  expenses to average net
  assets, inclusive of                  0.26%     0.40%     0.51%    0.43%     0.48%     0.43%     0.40% (b)   0.43%    0.50% (b)
  interest expense (a)
Ratio of net investment
  income to average net                 5.78%     5.62%     5.64%    4.14%     3.28%     3.37%     4.67% (b)   5.99%    8.23% (b)
  assets (a)
Decrease in above expense
  ratios due to waiver of
  investment advisory fees
  and administration fees               0.18%     0.05%     0.07%    0.08%     0.03%     ---       0.03% (b)   0.11%    0.86%  (b)

============================ ========== --------- --------- ======== ========= ========= ========= =========== ======== =========

  (a) Net of waivers and reimbursements (b) Annualized (c) Not annualized * Commencement of operations ** Rounds to less than $0.01


  ==============================================================================
                 LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS
                  (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

  ==============================================================================

    FOR A SHARE OUTSTANDING THROUGHOUT       Year Ended     Year Ended    Year Ended    Year Ended   Year Ended       From
                THE PERIOD                    12/31/98       12/31/97      12/31/96      12/31/95     12/31/94     7/26/93* to
                                                                                                                    12/31/93
  --------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
  Net asset value at beginning of period                     9.93         10.00        9.55          9.95         10.00
  --------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
  Net investment income                                      0.62         0.55         0.60          0.43         0.14
  Net realized gains or (losses) on                          0.08         (0.04)       0.45         (0.40)        0.05
  investments
  --------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
  Total investment income                                    0.70         0.51         1.05          0.03         0.19
  --------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
  Distributions from net investment                          0.62         0.55         0.60          0.43         0.14
  income
  Distributions in excess of net
    investment income                                        ---          0.00**       ---           ---          ---
  Distributions from net realized gain
    on investments                                           0.08         0.03         ---           ---          0.03
  Distributions in excess of net
    realized gain on investments and
    financial futures contracts                              ---          ---          ---           ---          0.07
  --------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
  Total distributions                                        0.70         0.58         0.60          0.43         0.24
  --------------------------------------- ----------------- ------------ ------------- ------------- ------------ ==============
  Net asset value at end of period                           9.93         9.93         10.00         9.55         9.95
  ======================================= ----------------- ------------ ------------- ------------- ------------ ==============
  Total return on investment                                 7.21%        5.29%        11.26%        0.29%        178% (c)
  Net assets at end of period in 000's                       40,029       42,100       5,080         4,338        3,482
  Ratio of operating expenses to
    average net assets, exclusive of                         0.30%        0.31%        0.50%         0.50%        0.50% (b)
    interest expense (a)
  Ratio of operating expenses to
    average net assets, inclusive of                         0.60%        0.49%        1.41%         1.74%        0.50% (b)
    interest expense (a)
  Ratio of net investment income to
    average net assets (a)                                   6.10%        5.79%        6.09%         4.43%        3.68% (b)
  Decrease in above expense ratios due
    to waiver of investment advisory
    fees and reimbursements of other                         0.31%        0.15%        0.53%         0.57%        1.46% (b)
    expenses
  Portfolio turnover rate                                    1,292%       1,387%       1,075%        343%         1,841%
  ======================================= ================= ============ ============= ============= ============ ==============

  (a) Net of waivers and reimbursements (b) Annualized (c) Not annualized (u) Unaudited *Commencement of Operations **Rounds to less than $0.01


   =============================================================================
                 MORTGAGE-BACKED PORTFOLIO FINANCIAL HIGHLIGHTS
                  (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)
   =============================================================================

   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                              Year Ended       Year Ended    From 4/29/96* to
                                                                                12/31/98         12/31/97         12/31/96
   ------------------------------------------------------------------------ ------------------ -------------- ==================
   Net asset value at beginning of period                                                       10.16           10.00
   ------------------------------------------------------------------------ ------------------ -------------- ==================
   Net investment income                                                                        0.68            0.41
   Net realized gains on investments                                                            0.32            0.23
   ------------------------------------------------------------------------ ------------------ -------------- ==================
   Total investment income                                                                      1.00            0.64
   ------------------------------------------------------------------------ ------------------ -------------- ==================
   Distributions from net investment income                                                     0.63            0.41
   Distributions in excess of net investment income                                             0.05            0.06
   Distributions from net realized gain on investments, short sales, and
     financial futures and options contracts                                                    0.18            0.01
   ======================================================================== ------------------ -------------- ==================
   Total distributions                                                                          0.86            0.48
   ======================================================================== ------------------ -------------- ==================
   Net asset value at end of period                                                             10.30           10.16
   ======================================================================== ------------------ -------------- ==================
   Total return on investment                                                                   10.19%          6.54% (c)
   Net assets at end of period in 000's                                                         655,271         220,990
   Ratio of operating expenses to average net assets, exclusive of                              0.38%           0.45% (b)
   interest expense (a)
   Ratio of operating expenses to average net assets, inclusive of                              0.47%           0.88% (b)
   interest expense (a)
   Ratio of net investment income to average net assets (a)                                     6.07%           7.61% (b)
   Decrease in above expense ratios due to waiver of investment advisory
     fees and reimbursement of other expenses                                                   0.07%           0.10% (b)
   Portfolio turnover rate                                                                      3,396%          590%
   ======================================================================== ================== ============== ==================

   (a)  Net  of  waivers  and   reimbursements  (b)
   Annualized     (c)    Not     annualized     (u)
   Unaudited  * Commencement of operations



This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting Investors Capital Services, Inc., a branch office of AMT Capital Securities, L.L.C., 600 Fifth Avenue, New York, NY 10020 at their toll free telephone number (800) 762-4848 [or (212) 332-5211, if within New York City].

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-6009.

File No. 811-5796



                                FFTW FUNDS, INC.

===============================================================================
                                         Prospectus
                            GLOBAL AND INTERNATIONAL Portfolios
===============================================================================



                                                         May 1, 1999



     o        Global Tactical Exposure     o        International                       o        Global High Yield
     o        Worldwide                    o        International Opportunities         o        Inflation-Indexed
     o        Worldwide-Hedged             o        International Corporate             o        Inflation-Indexed Hedged
                                           o        Emerging Markets



THE  SECURITIES  AND  EXCHANGE   COMMISSION  HAS  NOT
APPROVED OR  DISAPPROVED  THESE  SECURITIES OR PASSED
UPON   THE   ADEQUACY   OF   THIS   PROSPECTUS.   ANY
REPRESENTATION   TO  THE   CONTRARY   IS  A  CRIMINAL
OFFENSE.



                                     CONTENTS


                                                                          Page
  The Fund
  Summary of Investment Objectives and Descriptions
  General Risks Associated with the Fund's Investment Policies and Investment Techniques
  Shareholder Transaction Expenses for Each Portfolio
  Portfolio Summaries and Financial Highlights
  Key to Portfolio Summary Terms
       Global Tactical Exposure Portfolio
       Worldwide Portfolio
       Worldwide-Hedged Portfolio
       International Portfolio
       International Opportunities Portfolio
       International Corporate Portfolio
       Emerging Markets Portfolio
       Global High Yield Portfolio
       Inflation-Indexed Portfolio
       Inflation-Indexed Hedged Portfolio
  Investment Information
       General Investment Techniques/Strategies and Associated Risks
       General Description of Investments and Associated Risks
       Portfolio Turnover
  Shareholder Information
       Distribution of Fund Shares
       Purchases
      Wiring Instructions
       Redemptions
       Determination of Net Asset Value
       Dividends
       Voting Rights
       Tax Considerations
  Fund Management
       Board of Directors
       Investment Adviser
       Investment Sub-Adviser
       Portfolio Managers
       Administrator
      Potential Year 2000 Problem
      The Euro
       Control Person
       Custodian and Accounting Agent
       Transfer and Dividend Disbursing Agent
       Legal Counsel
       Independent Auditors
  Shareholder Inquiries


                           RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the allowable investment strategies, allowable investments and their associated risks will follow.






     PORTFOLIO NAME                 INVESTMENT OBJECTIVES                             PRINCIPAL INVESTMENT STRATEGIES

-------------------------- ---------------------------------------------- --------------------------------------------------------
Global Tactical  Exposure   To attain a high  level of total                          Investment in high quality debt securities
                            return as may be  consistent  with the  preservation      from  worldwide bond markets
                            of capital



-------------------------- ---------------------------------------------- --------------------------------------------------------
-------------------------- ---------------------------------------------- --------------------------------------------------------
Worldwide                   To attain a high level of total return as                 Investment in  high  quality debt securities
                            may  be consistent  with the  preservation of             from worldwide and bond markets denominated
                            capital                                                   in both U.S. dollars and foreign securities

-------------------------- ---------------------------------------------- --------------------------------------------------------
-------------------------- ---------------------------------------------- --------------------------------------------------------
Worldwide-Hedged            To attain a high level of total return as                 Investment in  high  quality  debt securities
                            may  be consistent  with the  preservation of             from worldwide bond markets denominated in
                            capital                                                   both U.S. dollars and foreign securities




-------------------------- ---------------------------------------------- --------------------------------------------------------
-------------------------- ---------------------------------------------- --------------------------------------------------------
International               To attain a high level of total return as  may  be      Investment in  high  quality  debt securities
                            consistent  with the  preservation of capital           from worldwide bond markets (excluding the U.S.)
                                                                                    denominated in foreign currencies

-------------------------- ---------------------------------------------- --------------------------------------------------------
-------------------------- ---------------------------------------------- --------------------------------------------------------
International               To attain a high level of total return as               Investment in high quality debt securities from
Opportunities               may be consistent  with the                             worldwide bond markets (excluding the U.S.)
                            preservation of capital                                 denominated in foreign currencies with active
                                                                                    management of the currency hedge ratio


-------------------------- ---------------------------------------------- --------------------------------------------------------
-------------------------- ---------------------------------------------- --------------------------------------------------------
 International Corporate    To attain a high level of total return as                Investment in investment grade corporate debt
                            may be consistent with the preservation of               from worldwide bond markets
                            capital

-------------------------- ---------------------------------------------- --------------------------------------------------------
-------------------------- ---------------------------------------------- --------------------------------------------------------
    Emerging                Markets  To attain a high  level of total  return as     Investment in debt securities from bond markets
                            may be consistent with the  preservation of              in emerging markets countries denominated in
                            capital                                                  local currencies or OCED currencies


-------------------------- ---------------------------------------------- --------------------------------------------------------
-------------------------- ---------------------------------------------- --------------------------------------------------------
    Global High Yield       To attain a high level of total return as                Investment in high yield debt securities
                            may be consistent with the preservation of               denominated in both U.S. dollars and foreign
                            capital                                                  currencies

-------------------------- ---------------------------------------------- --------------------------------------------------------
-------------------------- ---------------------------------------------- --------------------------------------------------------
    Inflation-Indexed       To   attain  a  high   level  of  return  in  excess     Investment in securities with a coupon rate
                            of inflation as may be consistent with the               and/or principal amount linked to the inflation
                            preservation of capital                                  rate from worldwide bond markets denominated in
                                                                                     both U.S. dollars and foreign securities


-------------------------- ---------------------------------------------- --------------------------------------------------------
-------------------------- ---------------------------------------------- --------------------------------------------------------
Inflation-Indexed           Hedged  To  attain a high  level of return in excess     Investment  in  actively  hedged  securities
                            of  inflation as may be  consistent  with the            with a coupon rate and/or principal amount
                            preservation of capital                                  linked to the inflation rate
                                                                                     from worldwide bond markets denominated in both
                                                                                     U.S. dollars and foreign securities

-------------------------- ---------------------------------------------- --------------------------------------------------------



              PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose on an investment or that it will not earn as much as you expect. In general, the greater the risk, the greater the earning potential. Conversely, however, the greater the risk, the greater the possibility of losing money.

All of the Global and International Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Investments in the Global and International Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio will be indicated in the individual portfolio descriptions in this prospectus.


Correlation
risk: A Portfolio may experience changes in value as between the securities held and the value of a particular derivative instrument.

Credit
risk: The risk that a security's issuer or a counterparty to a contract will default or not be able to honor a financial obligation.

Currency
risk:                Fluctuations  in  exchange  rates  between  the U.S.
                     dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

Futures
risk: The primary risks inherent in the use of futures depend on the Investment Adviser's ability to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

Hedging
risk: Hedging is commonly used as a buffer against a perceived investment risk. While it can reduce or eliminate losses, it can also reduce or eliminate gains if the hedged investment increases in value.

Interest rate        A Portfolio may be influenced by interest rate changes,
risk:                which  generally have an inverse  relationship to
                     corresponding market values.

Leverage
risk: Derivatives may include elements of leverage which can cause greater fluctuations in a Portfolio's net asset value.

Liquidity risk:      Certain securities may be difficult or impossible to sell
                     at favorable prices.

Market
risk: The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

Non-diversification  A  Portfolio  is  diversified  when it spreads  investment
risk:                risk by placing  assets in several  investment
                     categories.  A  non-diversified   Portfolio  concentrates
                     its assets in a less diverse spectrum of securities. Non-diversification can intensify risk should a particular investment category suffer from adverse market conditions.

Prepayment           risk: A Portfolio may invest in  mortgage-backed  and other asset-backed securities. Such securities carry risks of faster or slower than expected prepayment of principal which affect the duration and return of the security.


               POTENTIAL YEAR 2000 RISK

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be affected adversely if the computer systems used by the Investment Advisor, Administrator and/or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem" ("Y2K"). The advisor and administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to their computer systems and in obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Y2K problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.


           RISK/RETURN BAR CHARTS AND TABLES

The charts and tables provided below give some indication of past performance of those Portfolios that have commenced investment activity. These charts and tables illustrate the changes in each Portfolio's yearly performance and show how each Portfolio's average returns for 1, 5 and 10 years compare with a selected index Please be aware past performance is not necessarily an indication of how the Fund will perform in the future.

Insert bar chart for Global Tactical Exposure
Portfolio


During the ___year period shown in the Global Tactical Exposure Portfolio's bar chart, the highest quarterly return was ____% (quarter ending ____ __, ____) and the lowest quarterly return was _____% (quarter ending ____ __, ____).

Insert bar chart for Worldwide Portfolio


During the ___year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was ____% (quarter ending ____ __, ____) and the lowest quarterly return was _____% (quarter ending
---- --, ----).


Insert bar chart for Worldwide Hedged Portfolio


During the ___year period shown in the Worldwide Hedged Portfolio's bar chart, the highest quarterly return was ____% (quarter ending ____ __, ____) and the lowest quarterly return was _____% (quarter ending ____ __, ____).


Insert bar chart for International Portfolio


During the ___year period shown in the International Portfolio's bar chart, the highest quarterly return was ____% (quarter ending ____ __, ____) and the lowest quarterly return was _____% (quarter ending
---- --, ----).


Insert bar chart for Emerging Markets Portfolio


During the ___year period shown in the Emerging Markets Portfolio's bar chart, the highest quarterly return was ____% (quarter ending ____ __, ____) and the lowest quarterly return was _____% (quarter ending ____ __, ____).



----------------------------------------------- ------------------------- ---------------------------- ------------------------
Average Annual Total Returns (for the periods         Past 1 Year                Past 5 Years             Since Inception*
          ending December 31, 1998)
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------

----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
Global Tactical Exposure Portfolio
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
GTE Benchmark
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
Worldwide Portfolio
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
W Benchmark
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
Worldwide Hedged Portfolio
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
WH Benchmark
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
International Portfolio
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
IP Benchmark
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
Emerging Markets Portfolio
----------------------------------------------- ------------------------- ---------------------------- ------------------------
----------------------------------------------- ------------------------- ---------------------------- ------------------------
EM Benchmark
----------------------------------------------- ------------------------- ---------------------------- ------------------------

* List all Portfolio inception dates

** Information for the Portfolios that have not commenced investment activity are not available.

            RISK/RETURN SUMMARY: FEE TABLE

As an investor, you pay certain fees and expenses in connection with the Portfolios, as described in the table below. This table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds by presenting the fees and expenses that you may pay if you purchase and hold shares of the Fund. The yearly numbers below are hypothetical expenses per $10,000 investment assuming a 5% annual return. Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


------------------------------------- --------------------- --------------------- ------------------- ----------------------
Portfolio Name                        1 Year                3 Years               5 Years             10 Years
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------

------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Global Tactical Exposure:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Worldwide:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Worldwide Hedged:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
International
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
International Corporate:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Emerging Markets:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
International Opportunities:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Global High Yield:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Inflation Indexed:
------------------------------------- --------------------- --------------------- ------------------- ----------------------
------------------------------------- --------------------- --------------------- ------------------- ----------------------
Inflation Indexed Hedged:
------------------------------------- --------------------- --------------------- ------------------- ----------------------

* Because these Portfolios have no redemption fees, expenses for all periods are the same whether or not shares are redeemed.


                                                         FEE TABLE


----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Shareholder Transaction Expenses          Global              Worldwide      Worldwide      International     Emerging
(Fees Paid Directly By You)               Tactical            (2)            Hedged (3)     (4)               Markets
                                          Exposure (1)                                                        (5)
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Redemption Fees                           None                None           None                             None
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Exchange Fees                             None                None           None                             None
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Contongent Deferred Sales Load            None                None           None                             None
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Sales Load on Reinvestment Dividends      None                None           None                             None
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Sales Load on Purchases                   None                None           None                             None
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Annual Fund Operating Expenses
(Fees Paid From Fund Assets)
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Management Fees
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Distribution Fees (12b-1)
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Shareholder Services Fees
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Other Expenses
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
Total Annual Fund Operating Expenses
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------

----------------------------------------- ------------------- -------------- -------------- ----------------- -------------
----------------------------------------- ------------------- -------------- -------------- ----------------- -------------

----------------------------------------- ------------------- -------------- -------------- ----------------- -------------

Insert footnotes
(1)
(2)
(3)
(4)
(5)



================================================================================

                       GLOBAL TACTICAL EXPOSURE PORTFOLIO

================================================================================
----------------------- ========================================================

Investment Objective:   To attain a high level of total return as may be consistent with the preservation of capital.

----------------------- ===========================================================================================================
Principal  Investment The Portfolio primarily invests in high quality (rating of
AA by S&P, Aa by Moody's or a comparable  Strategies:  rating,  or higher from a nationally recognized statistical rating organization) debt securities from worldwide and markets.  The systemic risk of non-U.S. market currencies are hedged via an index swap.

----------------------- ===========================================================================================================
Performance Objective:  To outperform the J.P. Morgan 3 Month Eurodeposit Index.

-----------------------
                        ===========================================================================================================
Investment Policies:    At least 65% of the  Portfolio's  total assets must be invested in debt  securities  from  worldwide  bond markets,  denominated in both U.S. dollars and foreign  currencies.  The Portfolio may invest more than 5%
                        of its net assets in futures  margins  and/or  premiums on options  only if it is being used for bona fide hedging  purposes.  The Portfolio will maintain  investments  in debt  securities of issuers from at least three  different  countries  including  the U.S.  At least 35% of the  Portfolio's  total  assets  will be invested in debt securities from jurisdictions  outside the U.S. For temporary  defensive  purposes,  100%
                        of the Portfolio's  total assets may be invested in U.S.  Government  securities,  cash or cash equivalent securities.  The  Portfolio  will actively  hedge risk through the use of an index swap.  The Portfolio is non-diversified.

----------------------- --------------------------------- ---------------------------------------- ================================
Principal Risks:        o        Correlation risk         o        Hedging risk                    o        Market risk
(See page 4 of this     o        Credit risk              o        Interest rate risk              o        Non-diversification
Prospectus for a more   o        Currency risk            o        Leverage risk                        risk
detailed description    o        Futures risk             o        Liquidity risk                  o        Prepayment risk
of each risk)

----------------------- --------------------------------- ---------------------------------------- ================================
Allowable Investment    o        Dollar Roll              o        Hedging                         o        When Issued and
Strategies:                  Transactions                 o        TBA Transactions                     Forward Commitment
(See pages 21-24 of     o        Duration Management                                                    Securities
this Prospectus for a
more detailed
description of
investment strategies

======================= ================================= ======================================== ================================
Allowable Investments:  o        Asset-Backed Securities  o        Indexed Notes, Currency         o        Repurchase and
(See pages 24-30 of     o        Bank Obligations              Exchange-Related Securities and          Reverse Repurchase
this Prospectus for a   o        Brady Bonds                   Similar Securities                       Agreements
more detailed           o        Corporate Debt           o        Inflation-Indexed Securities    o        Stripped Instruments
description of               Instruments                  o        Investment Company              o        Total Return Swaps
allowable investments)  o        Foreign Instruments      o        Mortgage-Backed Securities      o        U.S. Government and
                        o        Illiquid Securities      o        Multi-National Currency Unit         Agency Securities
                                                               Securities or More Than One         o        Zero Coupon Securities
                                  Denomination

======================= ================================= ======================================== ================================

================================================================================

                                                      WORLDWIDE PORTFOLIO

=================================================================================================================================
--------------------------- =====================================================================================================
Investment Objective:       To attain a high level of total return as may be consistent with the preservation of capital.

--------------------------- =====================================================================================================
Principal  Investment The Portfolio invests primarily in high quality (rating of
AA by S&P, Aa by Moody's or a comparable  Strategies:  rating,  or higher from a nationally recognized statistical rating organization) debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies.

--------------------------- =====================================================================================================
--------------------------- =====================================================================================================
Performance Objective:      To outperform the J.P. Morgan Global Government Bond Index (Unhedged).

--------------------------- =====================================================================================================
--------------------------- =====================================================================================================
Investment Policies:        At least 65% of the  Portfolio's  total assets must be invested in high quality debt securities from worldwide bond markets,  denominated in both U.S. dollars and foreign currencies.  The Portfolio may invest more than 5% of its total net assets in futures  margins  and/or  premiums on options only if it is being used for bona fide hedging  purposes.  The Portfolio  will maintain  investments in debt securities  of issuers from at least three  different  countries  including the U.S. At least 35% of the  Portfolio's  total assets will be invested in debt securities  from  jurisdictions  outside the
                            U.S. The Portfolio may not enter into a repurchase or reverse  repurchase  agreement if, as a result thereof,  more than 25% of the  Portfolio's  total  assets  would be subject to the  agreement.  For temporary  defensive  purposes,  100%  of the  Portfolio's  total  assets  may be  invested  in U.S.
                            Government securities, cash or cash equivalent securities.  The Portfolio is non-diversified.

--------------------------- =====================================================================================================
Principal Risks:            o        Correlation risk     o        Hedging risk                  o        Market risk
(See page 4 of this         o        Credit risk          o        Interest rate risk            o        Non-diversification
Prospectus for a more       o        Currency risk        o        Leverage risk                      risk
detailed description of     o        Futures risk         o        Liquidity risk                o        Prepayment risk
each risk)

--------------------------- ----------------------------- -------------------------------------- ================================
Allowable Investment        o        Dollar Roll          o        Hedging                       o        When Issued and
Strategies:                      Transactions             o        TBA Transactions                   Forward Commitment
(See pages 21-24 of this    o        Duration Management                                              Securities
Prospectus for a more
detailed description of
investment strategies

--------------------------- ----------------------------- -------------------------------------- ================================
Allowable Investments:      o        Asset-Backed         o        Indexed Notes, Currency       o        Repurchase and
(See pages 24-30 of this         Securities                    Exchange-Related Securities and        Reverse Repurchase
Prospectus for a more       o        Bank Obligations          Similar Securities                     Agreements
detailed description of     o        Brady Bonds          o        Inflation-Indexed Securities  o        Stripped Instruments
allowable investments)      o        Corporate Debt       o        Investment Companies          o        Total Return Swaps
                                 Instruments              o        Mortgage-Backed Securities    o        U.S. Government and
                            o        Foreign Instruments  o        Multi-National Currency            Agency Securities
                            o        Illiquid Securities       Unit Securities or More Than      o        Zero Coupon Securities
                                                               One Denomination
=========================== ============================= ====================================== ================================


================================================================================

                                                  WORLDWIDE-HEDGED PORTFOLIO

========================== =====================================================================================================
Investment Objective:      To attain a high level of total return as may be consistent with the preservation of capital.


-------------------------- =====================================================================================================
Principal  Investment The Portfolio invests primarily in high quality (rating of
AA by S&P, Aa by Moody's or a comparable  Strategies:  rating,  or higher from a nationally recognized statistical rating organization) debt securities from worldwide bond markets,  denominated in both U.S.  dollars and foreign  securities and actively utilizes currency hedging techniques.

-------------------------- =====================================================================================================
-------------------------- =====================================================================================================
Performance Objective:     To outperform the J.P. Morgan Global Government Bond Index (Hedged).


-------------------------- =====================================================================================================
-------------------------- =====================================================================================================
Investment Policies:       At least 65% of the  Portfolio's  total assets must be invested in high quality debt securities from worldwide bond markets,  denominated in both U.S. dollars and foreign currencies.  The Portfolio may invest more than 5% of its net assets in futures  margins  and/or  premiums on options only if it is being  used for bona  fide  hedging  purposes.  The  Portfolio  will  maintain  investments  in debt securities  of issuers from at least three  different  countries  including the U.S. At least 35% of the  Portfolio's  total assets must be invested in debt securities  from  jurisdictions  outside the
                           U.S. As a fundamental  policy, to the extent feasible,  the Portfolio will actively utilize currency hedging  techniques  to hedge at least 65% of its total  assets.  The  Portfolio  may not enter into repurchase  or  reverse  repurchase  agreements  if,  as a  result  thereof,  more  than  25% of the
                           Portfolio's total assets would be subject to these  agreements.  For temporary  defensive  purposes,
                           100% of the Portfolio's  total assets may be invested in U.S.  Government  securities,  cash or cash equivalent securities.  The Portfolio is non-diversified.

-------------------------- =====================================================================================================
Principal Risks:           o        Correlation risk      o        Hedging risk                 o        Market risk
(See page 4 of this        o        Credit risk           o        Interest rate risk           o        Non-diversification
Prospectus for a more      o        Currency risk         o        Leverage risk                     risk
detailed description of    o        Futures risk          o        Liquidity risk               o        Prepayment risk
each risk)

-------------------------- ------------------------------ ------------------------------------- ================================
Allowable Investment       o        Dollar Roll           o        Hedging                      o        When Issued and
Strategies:                     Transactions              o        TBA Transactions                  Forward Commitment
(See pages 21-24 of this   o        Duration Management                                              Securities
Prospectus for a more
detailed description of
investment strategies

-------------------------- ------------------------------ ------------------------------------- ================================
Allowable Investments:     o        Asset-Backed          o        Indexed Notes, Currency      o        Repurchase and
(See pages 24-30 of this        Securities                     Exchange-Related Securities           Reverse Repurchase
Prospectus for a more      o        Bank Obligations           and Similar Securities                Agreements
detailed description of    o        Brady Bonds           o        Inflation-Indexed            o        Stripped Instruments
allowable investments)     o        Corporate Debt             Securities                       o        Total Return Swaps
                                Instruments               o        Investment Companies         o        U.S. Government and
                           o        Foreign Instruments   o        Mortgage-Backed Securities        Agency Securities
                           o        Illiquid Securities   o        Multi-National Currency      o        Zero Coupon Securities
                                                               Unit Securities or More Than
                                                               One Denomination

========================== ============================== ===================================== ================================

===================================================================================================================================

                             INTERNATIONAL PORTFOLIO

===================================================================================================================================
--------------------------- =======================================================================================================
Investment Objective:       To attain a high  level of  return  of total  return as may be  consistent  with the  preservation  of capital.

--------------------------- =======================================================================================================
Principal  Investment The Portfolio primarily invests in high quality (rating of
AA by S&P, Aa by Moody's or a comparable  Strategies:  rating,  or higher from a nationally recognized statistical rating organization) debt securities from worldwide bond markets, excluding the U.S. denominated in foreign currencies.

--------------------------- =======================================================================================================
--------------------------- =======================================================================================================
Performance Objective:      To outperform the J.P. Morgan Global Government Bond Index (Non-U.S. Unhedged).

--------------------------- =======================================================================================================
--------------------------- =======================================================================================================
Investment Policies:        At least 65% of the Portfolio's  total assets must be invested in high quality fixed income securities from worldwide bond markets,  denominated  in foreign  currencies.  The Portfolio may invest more than
                            5% of its net assets in futures  margins and/or  premiums on options only if it is being used for bona fide hedging purposes.  The Portfolio will maintain  investments in debt securities of issuers from at least three  different  countries.  At least 65% of the  Portfolio's  total assets will be invested in debt securities from  jurisdictions  outside the U.S. For temporary  defensive  purposes,  100% of the
                            Portfolio's  total  assets may be  invested in U.S.  Government  securities,  cash or cash  equivalent securities.  The Portfolio is non-diversified.

--------------------------- =======================================================================================================
Principal Risks:            o        Correlation risk          o        Hedging risk              o        Market risk
(See page 4 of this         o        Credit risk               o        Interest rate risk        o        Non-diversification
Prospectus for a more       o        Currency risk             o        Leverage risk                  risk
detailed description of     o        Futures risk              o        Liquidity risk            o        Prepayment risk
each risk)

--------------------------- ---------------------------------- ---------------------------------- =================================
Allowable Investment        o        Dollar Roll Transactions  o        Hedging                   o        When Issued and
Strategies:                 o        Duration Management       o        TBA Transactions               Forward Commitment
(See pages 21-24 of this                                                                               Securities
Prospectus for a more
detailed description of
investment strategies

--------------------------- ---------------------------------- ---------------------------------- =================================
Allowable Investments:      o        Asset-Backed Securities   o        Indexed Notes, Currency   o        Repurchase and Reverse
(See pages 24-30 of this    o        Bank Obligations               Exchange-Related Securities        Repurchase Agreements
Prospectus for a more       o        Brady Bonds                    and Similar Securities        o        Stripped Instruments
detailed description of     o        Corporate Debt            o        Inflation-Indexed         o        Total Return Swaps
allowable investments)           Instruments                        Securities                    o        U.S. Government and
                            o        Foreign Instruments       o        Investment Companies           Agency Securities
                            o        Illiquid Securities       o        Mortgage-Backed           o        Zero Coupon Securities
                                                                    Securities
                                                               o        Multi-National Currency
                                                                    Unit Securities or More
                                                                    Than One Denomination

=========================== ================================== ================================== =================================


===============================================================================================================================

                                            INTERNATIONAL OPPORTUNITIES PORTFOLIO

===============================================================================================================================
----------------------- =======================================================================================================
Investment Objective:   To attain a high level of total return as may be consistent with the preservation of capital.

----------------------- =======================================================================================================
Principal Investment Once it commences  investment activity,  the Portfolio will primarily invest in high quality (rating of Strategies: AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) debt securities from worldwide bond
                        markets,  excluding  the U.S.,  denominated  in  foreign
                        currencies.  The  currency  hedge ratio will be actively
                        managed.

----------------------- =======================================================================================================
Performance Objective:  To  outperform  the lower of the J.P.  Morgan  Global  Government  Bond  Indices  (Non-U.S.  Hedged or
                        Non-U.S. Unhedged).

----------------------- =======================================================================================================
Investment Policies:    At least 65% of the  Portfolio's  total assets must be invested in high quality debt  securities  from worldwide  bond markets  denominated in foreign  currencies.  The Portfolio may invest more than 5% of its net assets in futures  margins  and/or  premiums on options only if it is being used for bona fide hedging  purposes.  The Portfolio  will  maintain  investments  in debt  securities of issuers from at least three  different  countries.  At least 65% of the  Portfolio's  total assets will be invested in debt  securities  from  jurisdictions  outside the U.S. The Portfolio  may engage in currency  hedging techniques.  For temporary  defensive  purposes,  100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities.  The Portfolio is non-diversified.

----------------------- ----------------------------------- ------------------------------------ ==============================
Principal Risks:        o        Correlation risk           o        Hedging risk                o        Market risk
(See page 4 of this     o        Credit risk                o        Interest rate risk          o        Non-diversification
Prospectus for a more   o        Currency risk              o        Leverage risk                    risk
detailed description    o        Futures risk               o        Liquidity risk              o        Prepayment risk
of each risk)

----------------------- ----------------------------------- ------------------------------------ ==============================
Allowable Investment    o        Dollar Roll Transactions   o        Hedging                     o        When Issued and
Strategies:             o        Duration Management        o        Short Sales Transactions         Forward Commitment
(See pages 21-24 of                                         o        TBA Transactions                 Securities
this Prospectus for a
more detailed
description of
investment strategies

----------------------- ----------------------------------- ------------------------------------ ==============================
Allowable Investments:  o        Asset-Backed Securities    o        Indexed Notes, Currency     o        Repurchase and
(See pages 24-30 of     o        Bank Obligations                Exchange-Related Securities          Reverse Repurchase
this Prospectus for a   o        Brady Bonds                     and Similar Securities               Agreements
more detailed           o        Corporate Debt             o        Inflation-Indexed           o        Stripped Instruments
description of               Instruments                         Securities                      o        Total Return Swaps
allowable investments)  o        Foreign Instruments        o        Investment Companies        o        U.S. Government and
                        o        Illiquid Securities        o        Mortgage-Backed Securities       Agency Securities
                                                            o        Multi-National Currency     o        Zero Coupon
                                                                 Unit Securities or More Than         Securities
                                                                 One Denomination

======================= =================================== ==================================== ==============================

                 THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY

================================================================================================================================

                                               INTERNATIONAL CORPORATE PORTFOLIO

================================================================================================================================
---------------------------- ===================================================================================================
Investment Objective:        To attain a high level of total return as may be consistent with the preservation of capital.


---------------------------- ===================================================================================================
Principal Investment         Once it commences investment activity, the Portfolio will primarily invest in investment grade
Strategies:                  corporate debt from worldwide bond markets.

---------------------------- ===================================================================================================
---------------------------- ===================================================================================================
Performance Objective:       To outperform the Lehman Brothers Euro Corporate Bond Index.

---------------------------- ===================================================================================================
---------------------------- ===================================================================================================
Investment Policies:         At least 65% of the Portfolio's  total assets must be invested in investment  grade corporate debt securities  from  worldwide  bond markets  denominated  in foreign  currencies.  The Portfolio may invest more than 5% of its net assets in futures  margins and/or premiums on options only if it is being used for bona fide hedging  purposes.  The Portfolio will maintain  investments in corporate debt  securities  of  issuers  from at  least  three  different  countries.  At  least  65% of the
                             Portfolio's total assets will be invested in corporate debt securities from jurisdictions  outside the U.S. For temporary  defensive  purposes,  100% of the Portfolio's total assets may be invested
                             in  U.S.  Government   securities,   cash  or  cash  equivalent   securities.   The  Portfolio  is
                             non-diversified.

---------------------------- ===================================================================================================
Principal Risks:             o        Correlation risk    o        Hedging risk                  o        Market risk
(See page 4 of this          o        Credit risk         o        Interest rate risk            o        Non-diversification
Prospectus for a more        o        Currency risk       o        Leverage risk                      risk
detailed description of      o        Futures risk        o        Liquidity risk                o        Prepayment risk
each risk)

---------------------------- ---------------------------- -------------------------------------- ===============================
Allowable Investment         o        Dollar Roll         o        Hedging                       o        When Issued and
Strategies:                       Transactions            o        Short Sales Transactions           Forward Commitment
(See pages 21-24 of this     o        Duration            o        TBA Transactions                   Securities
Prospectus for a more             Management
detailed description of
investment strategies

---------------------------- ---------------------------- -------------------------------------- ===============================
Allowable Investments:       o        Asset-Backed        o        Indexed Notes, Currency       o        Repurchase and
(See pages 24-30 of this          Securities                   Exchange-Related Securities and        Reverse Repurchase
Prospectus for a more        o        Bank Obligations         Similar Securities                     Agreements
detailed description of      o        Brady Bonds         o        Inflation-Indexed Securities  o        Stripped Instruments
allowable investments)       o        Convertibles        o        Investment Companies          o        Total Return Swaps
                             o        Corporate Debt      o        Mortgage-Backed Securities    o        U.S. Government and
                                  Instruments             o        Multi-National Currency            Agency Securities
                             o        Foreign                  Unit Securities or More Than      o        Zero Coupon
                                  Instruments                  One Denomination                       Securities
                             o        Illiquid
                                  Securities

============================ ============================ ====================================== ===============================

                  THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY

==================================================================================================================================

                                                   EMERGING MARKETS PORTFOLIO

==================================================================================================================================
--------------------------- ======================================================================================================
Investment Objective:       To attain a high level of total return as may be consistent with the preservation of capital.

--------------------------- ======================================================================================================
Principal  Investment The Portfolio  primarily  invests in debt  securities from bond markets in emerging  markets  countries,  Strategies:  denominated in local currencies or OECD currencies denominated in local currencies or currencies of
                            OCED countries.

--------------------------- ======================================================================================================
Performance Objective:      To outperform a composite index,  consisting of 60% J.P. Morgan Emerging Local Markets Index Plus and
                            40% J.P. Morgan Emerging Markets Bond Index Plus.

--------------------------- ======================================================================================================
Investment Policies:        At least 65% of the  Portfolio's  total assets must be invested in debt  securities from bond markets in  emerging  countries  denominated  in  local  currencies  or  currencies  of OECD  countries.  The
                            Portfolio  may invest more than 5% of its net assets in futures  margins  and/or  premiums on options only if it is being used for bona fide hedging purposes.  The Portfolio will maintain  investments in debt  securities  of  issuers  from at  least  three  different  countries  including  the  U.S.  The
                            Adviser/Sub-Adviser  intends to actively  manage the  Portfolio  and will  allocate  the  Portfolio's investment  assets among various emerging markets  countries (and  currencies).  Such allocations are not expected to be  comparable  to, nor as diverse as the  allocations  accorded to such markets (and currencies) by the major bond market  indices.  Portfolio  managers will screen out credit or default risks and highlight  potentially risky emerging market currencies by employing a fundamental economic analysis and internally  developed models. For temporary defensive purposes,  100% of the Portfolio's total assets may be invested in U.S. Government securities,  cash or cash equivalent securities.  The
                            Portfolio is non-diversified.

--------------------------- -------------------------------- ------------------------------------ ================================
Principal Risks:            o        Correlation risk        o        Hedging risk                o        Market risk
(See page 4 of this         o        Credit risk             o        Interest rate risk          o        Non-diversification
Prospectus for a more       o        Currency risk           o        Leverage risk                    risk
detailed description of     o        Futures risk            o        Liquidity risk              o        Prepayment risk
each risk)

--------------------------- -------------------------------- ------------------------------------ ================================
Note:                       Special Risks  Emerging  markets bonds are issued by
                            countries   which  may  have   relatively   unstable
                            governments,  may be highly vulnerable to changes in
                            local or global trade conditions,  and/or may suffer
                            from volatile debt burdens or inflation  rates. As a
                            result,  the  risk of  default  is  higher  on these
                            instruments  than it would be on an investment grade
                            bond. Such bonds pay higher yields to compensate for
                            their greater risk.

--------------------------- ======================================================================================================
Allowable Investment        o        Dollar Roll        o        Hedging                          o        When Issued and
Strategies:                      Transactions           o        TBA Transactions                      Forward Commitment
(See pages 21-24 of this    o        Duration                                                          Securities
Prospectus for a more            Management
detailed description of
investment strategies

--------------------------- --------------------------- ----------------------------------------- ================================
Allowable Investments:      o        Asset-Backed       o        Indexed Notes, Currency          o        Repurchase and
(See pages 24-30 of this         Securities                  Exchange-Related Securities and           Reverse Repurchase
Prospectus for a more       o        Bank Obligations        Similar Securities                        Agreements
detailed description of     o        Brady Bonds        o        Inflation-Indexed Securities     o        Stripped Instruments
allowable investments)      o        Convertible        o        Investment Companies             o        Total Return Swaps
                                 Securities             o        Mortgage-Backed Securities       o        U.S. Government and
                            o        Corporate Debt     o        Multi-National Currency Unit          Agency Securities
                                 Instruments                 Securities or More Than One          o        Warrants
                            o        Foreign                 Denomination                         o        Zero Coupon Securities
                                 Instruments
                            o        Illiquid
                                 Securities

=========================== =========================== ========================================= ================================

=================================================================================================================================

                                                  GLOBAL HIGH YIELD PORTFOLIO

=================================================================================================================================
-------------------------- ======================================================================================================
Investment Objective:      To attain a high level of total return as may be consistent with the preservation of capital.


-------------------------- ======================================================================================================
Principal Investment       Once it  commences  investment  activity,  the  Portfolio  will  primarily  invest in high yield debt
Strategies:                securities.  High yield bonds (also  referred  to as "junk  bonds")  have a rating of BB or lower and pay a higher yield to compensate for its greater risk.

-------------------------- ======================================================================================================
-------------------------- ======================================================================================================
Performance Objective:     To outperform the Salomon Smith Barney All BB and B Rated Issues Index.

-------------------------- ======================================================================================================
-------------------------- ======================================================================================================
Investment Policies:       At least 65% of the  Portfolio's  total  assets must be invested in high yield debt  securities  from worldwide  bond markets  denominated  in both U.S.  dollars and foreign  currencies.  Portfolio  will maintain  investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the  Portfolio's  total  assets will be  invested  in debt  securities  from jurisdictions  outside the U.S.  The  Portfolio  may invest more than 5% of its net assets in futures margins  and/or  premiums on options,  only if it is being used for bona fide hedging  purposes.  For temporary  defensive  purposes,  100%  of the  Portfolio's  total  assets  may be  invested  in  U.S.
                           Government securities, cash or cash equivalent securities.  The Portfolio is non-diversified.

-------------------------- ======================================================================================================
Principal Risks:           o        Correlation risk        o        Hedging risk             o        Market risk
(See page 4 of this        o        Credit risk             o        Interest rate risk       o        Non-diversification risk
Prospectus for a more      o        Currency risk           o        Leverage risk            o        Prepayment risk
detailed description of    o        Futures risk            o        Liquidity risk
each risk)

-------------------------- -------------------------------- --------------------------------- ===================================
Note:                      Special  Risks Also known as junk  bonds,  high yield
                           bonds are  issued by  corporations  who either do not
                           have long track records of sales and earnings,  or by
                           those who possess questionable credit strength.  As a
                           result,  the  risk of  default  is  higher  on  these
                           instruments  than it would be on an investment  grade
                           bond.  High yield  bonds have  ratings of BB or lower
                           and pay higher yields to compensate for their greater
                           risk.

-------------------------- ======================================================================================================
Allowable Investment       o        Dollar Roll Transactions    o        Hedging                 o        When Issued and
Strategies:                o        Duration Management         o        Short Sales                  Forward Commitment
(See pages 21-24 of this                                             Transactions                     Securities
Prospectus for a more                                           o        TBA Transactions
detailed description of
investment strategies

-------------------------- ------------------------------------ -------------------------------- ================================
Allowable Investments:     o        Asset-Backed Securities     o        Inflation-Indexed       o        Repurchase and
(See pages 24-30 of this   o        Bank Obligations                 Securities                       Reverse Repurchase
Prospectus for a more      o        Brady Bonds                 o        Investment Companies         Agreements
detailed description of    o        Corporate Debt Instruments  o        Mortgage-Backed         o        Stripped Instruments
allowable investments)     o        Foreign Instruments              Securities                  o        Total Return Swaps
                           o        Illiquid Securities         o        Multi-National          o        U.S. Government and
                           o        Indexed Notes, Currency          Currency Unit Securities         Agency Securities
                                Exchange-Related Securities          or More Than One            o        Warrants
                                and Similar Securities               Denomination                o        Zero Coupon Securities

========================== ==================================== ================================ ================================

                  THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY

==================================================================================================================================

                           INFLATION-INDEXED PORTFOLIO

==================================================================================================================================
----------------------- ==========================================================================================================
Investment Objective:   To attain a high level of return in excess of inflation as may be  consistent  with the  preservation  of capital.

----------------------- ==========================================================================================================
Principal Investment The Portfolio primarily invests in securities with a coupon rate and/or  principal  amount,  linked to the  Strategies:  inflation rate from worldwide bond markets, denominated in both U.S. dollars and foreign securities.

----------------------- ==========================================================================================================
----------------------- ==========================================================================================================
Performance Objective:  To outperform the Lehman Brothers Global Real Index.

----------------------- ==========================================================================================================
----------------------- ==========================================================================================================
Investment              Policies:  At least 65% of the Portfolio's  total assets
                        must be invested in inflation  indexed  securities.  The
                        Portfolio  may invest  more than 5% of its net assets in
                        futures margins and/or premiums on options only if it is
                        being used for bona fide hedging purposes. The Portfolio
                        is not required to invest any minimum  percentage of its
                        assets in debt securities of issuers located outside the
                        U.S.   nor  in  any  minimum   number  of  countries  or
                        currencies.  For temporary defensive  purposes,  100% of
                        the  Portfolio's  total  assets may be  invested in U.S.
                        Government   securities,   cash   or   cash   equivalent
                        securities. The Portfolio is non-diversified.

----------------------- ==========================================================================================================
Principal Risks:        o        Correlation risk         o        Hedging risk                    o        Market risk
(See page 4 of this     o        Credit risk              o        Interest rate risk              o        Non-diversification
Prospectus for a more   o        Currency risk            o        Leverage risk                        risk
detailed description    o        Futures risk             o        Liquidity risk                  o        Prepayment risk
of each risk)

----------------------- --------------------------------- ---------------------------------------- ===============================
Allowable Investment    o        Dollar Roll              o        Hedging                         o        When Issued and
Strategies:                  Transactions                 o        Short Sales Transactions             Forward Commitment
(See pages 21-24 of     o        Duration Management      o        TBA Transactions                     Securities
this Prospectus for a
more detailed
description of
investment strategies

----------------------- --------------------------------- ---------------------------------------- ===============================
Allowable Investments:  o        Asset-Backed Securities  o        Indexed Notes, Currency         o        Repurchase and
(See pages 24-30 of     o        Bank Obligations              Exchange-Related Securities and          Reverse Repurchase
this Prospectus for a   o        Brady Bonds                   Similar Securities                       Agreements
more detailed           o        Corporate Debt           o        Inflation-Indexed Securities    o        Stripped Instruments
description of               Instruments                  o        Investment Companies            o        Total Return Swaps
allowable investments)  o        Foreign Instruments      o        Mortgage-Backed Securities      o        U.S. Government and
                        o        Illiquid Securities      o        Multi-National Currency Unit         Agency Securities
                                                               Securities or More Than One         o        Zero Coupon
                                                               Denomination                             Securities

======================= ================================= ======================================== ===============================


                    PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY

===================================================================================================================================

                       INFLATION-INDEXED HEDGED PORTFOLIO

===================================================================================================================================
----------------------------- =====================================================================================================
Investment Objective:         To attain a high level of return in excess of inflation as may be consistent  with the  preservation of capital.

----------------------------- =====================================================================================================
Principal Investment Once it commences  investment activity,  the Portfolio will primarily  invest in securities with a Strategies:  coupon rate and/or principal amount, linked to the inflation rate from worldwide bond markets, denominated in both U.S.  dollars and foreign  securities.  The Portfolio will also actively utilize currency hedging techniques.

----------------------------- =====================================================================================================
Performance Objective:        To outperform the Lehman Brothers Global Real Index.

----------------------------- =====================================================================================================
Investment Policies:          At least 65% of the Portfolio's total assets must be invested in inflation indexed  securities.  The
                              Portfolio may invest more than 5% of its net assets in futures  margins  and/or  premiums on options only if it is being used for bona fide hedging  purposes.  As a  fundamental  policy,  the Portfolio will  attempt to hedge at least 65% of its total  assets.  The  Portfolio  is not required to invest any minimum  percentage of its assets in debt  securities of issuers located outside the U.S. nor in any minimum  number of  countries or  currencies.  For  temporary  defensive  purposes,  100% of the
                              Portfolio's  total assets may be invested in U.S.  Government  securities,  cash or cash  equivalent securities.  The Portfolio is non-diversified.

----------------------------- -------------------------------- ------------------------------------- ==============================
Principal Risks:              o        Correlation risk        o        Hedging risk                 o        Market risk
(See page 4 of this           o        Credit risk             o        Interest rate risk           o        Non-diversification
Prospectus for a more         o        Currency risk           o        Leverage risk                     risk
detailed description of       o        Futures risk            o        Liquidity risk               o        Prepayment risk
each risk)

----------------------------- -------------------------------- ------------------------------------- ==============================
Allowable Investment          o        Dollar Roll             o        Hedging                      o        When Issued and
Strategies:                        Transactions                o        Short Sales Transactions          Forward Commitment
(See pages 21-24 of this      o        Duration Management     o        TBA Transactions                  Securities
Prospectus for a more
detailed description of
investment strategies

----------------------------- -------------------------------- ------------------------------------- ==============================
Allowable Investments:        o        Asset-Backed            o        Indexed Notes, Currency      o        Repurchase and
(See pages 24-30 of this           Securities                       Exchange-Related Securities           Reverse Repurchase
Prospectus for a more         o        Bank Obligations             and Similar Securities                Agreements
detailed description of       o        Brady Bonds             o        Inflation-Indexed            o        Stripped Instruments
allowable investments)        o        Corporate Debt               Securities                       o        Total Return Swaps
                                   Instruments                 o        Investment Companies         o        U.S. Government and
                              o        Foreign Instruments     o        Mortgage-Backed Securities        Agency Securities
                              o        Illiquid Securities     o        Multi-National Currency      o        Zero Coupon
                                                                    Unit Securities or More Than          Securities
                                                                    One Denomination

============================= ================================ ===================================== ==============================
              THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY




                    FUND MANAGEMENT

                  BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."


                  INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income Portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign sub-adviser to the Global and International Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $6 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Global and International Portfolios. The Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Investment Sub-adviser is directly or indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.


         Portfolio's Payment of Fund Expenses

Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Portfolio Operating Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (Worldwide and Worldwide-Hedged Portfolios pay their fees quarterly). This Investment Advisory Fee is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):


-------------------------------------- -------------------------- ------------------------------ ---------------------------
              Portfolio                          Rate                       Portfolio                       Rate
-------------------------------------- -------------------------- ------------------------------ ---------------------------
-------------------------------------- -------------------------- ------------------------------ ---------------------------
 Global Tactical Exposure* Worldwide             0.10%               International Corporate               0.10%
  Worldwide-Hedged ** International              0.40%                  Emerging Markets                   0.75%
     International Opportunities                 0.30%                  Global High Yield                  0.50%
                                                 0.40%                  Inflation-Indexed                  0.40%
                                                 0.40%              Inflation-Indexed Hedged               0.40%
-------------------------------------- -------------------------- ------------------------------ ---------------------------

* Effective September 1, 1997 the Investment Adviser has voluntarily lowered the advisory fee from 0.40%. ** Effective July 1, 1995, the Investment Adviser has voluntarily lowered the advisory fee from 0.40%.



                   PORTFOLIO MANAGERS

Liaquat  Ahamed,  Managing  Director  of the  Global and
International  Portfolios.  Mr.  Ahamed  joined  FFTW in
1988  after nine  years  with the World  Bank,  where he
was in  charge of all  investments  in  non-U.S.  dollar
government  bond  markets.  Mr. Ahamed also served as an
economist  with  senior  government   officials  in  the
Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

Simon G. Hard,  General  Manager of the  Sub-Adviser  of
the  Global  and  International  Portfolios.   Mr.  Hard
joined FFTW in 1989 from Mercury Asset  Management,  the
investment  affiliate  of S.G.  Warburg & Co.,  Ltd. His
responsibilities   there  included  the  formulation  of
global bond and currency  investment  policies,  and the
management  of interest  rate and currency  exposures of
the firm's specialist  non-dollar  portfolios.  Mr. Hard
was  previously  first vice  president and London branch
manager  of  Julius  Baer  Investment  Management,  Inc.
Mr.  Hard  has  an MA in  modern  history  from  Lincoln
College,  Oxford  University and an Mphil in the history
and   philosophy   of  science  from  Wolfson   College,
Cambridge University.


                SHAREHOLDER INFORMATION

                       PURCHASES

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or AMT Capital. Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads nor 12b-1 fees imposed by the Fund. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares may be made on any "Business Day," meaning, Monday through Friday, with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.


                                                     WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:         011-0010438
Account Name:       AMT Capital Securities, L.L.C. - Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)


                                                      TO Purchase shares

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
Portfolio Name           When Net        When & how shares      Procedure for same day purchases     Result of late
                         Asset Value     may be purchased                                            notification or delay
                         is determined                                                               in receipt of funds
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
o        Emerging        Last Business   o        Last          o        Purchasers must call        If the Fund is notified
     Markets             Day of each          Business Day of        Investors Capital at (800)      after 4:00 pm Eastern
o        Global High     month or on          each month or          762-4848 [or (212) 332-5211     time and/or if funds
     Yield               any other            any other              if within the City of New       are not received by the
o        Global          Business Days        Business Days          York] prior to 4:00 pm          Transfer Agent, such
     Tactical Exposure   approved by          approved by the        Eastern time to inform the      purchase order shall be
                         the                  Investment             Fund of the incoming wire       executed as of the date
                         Investment           Adviser.               transfer.                       that Federal funds are
                         Adviser.        o        By wire of    o        Purchasers must indicate    received.
                                              federal funds          which Portfolio is to be
                                                                     purchased.
                                                                o    If  Federal
                                                                     funds   are
                                                                     received by
                                                                     the    Fund
                                                                     that   day,
                                                                     the   order
                                                                     will     be
                                                                     effective
                                                                     that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------
------------------------ --------------- ---------------------- ------------------------------------ -------------------------
o        Worldwide       All Business    o        Any           o        Purchasers must call        If the Fund is notified
o        Worldwide       days                 Business Day           Investors Capital at (800)      after 4:00 pm Eastern
     Hedged                              o        Submitted          762-4848 [or (212) 332-5211     time and/or if funds
o        International                        orders must            if within the City of New       are not received by the
o        International                        include a              York] prior to 4:00 pm          Transfer Agent, such
     Opportunities                            completed              Eastern time to inform the      purchase order shall be
o        International                        account                Fund of the incoming wire       executed as of the date
     Corporate                                application            transfer.                       that Federal funds are
o        Inflation                       o        Federal       o        Purchasers must indicate    received.
     Indexed                                  funds must be          which Portfolio is to be
o        Inflation                            wired to AMT           purchased.
     Indexed Hedged                           Capital's "Fund   o        If Federal funds are
                                              Purchase               received by the Fund that
                                              Account" at IBT        day, the order will be
                                                                     effective that day.

------------------------ --------------- ---------------------- ------------------------------------ -------------------------


                      REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads nor 12b-1 fees imposed by the Fund. No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Fund's Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder designates an authorized agent on the Account Application, he may change his authorized agent or the account designated to receive redemption proceeds at any time. Such changes must be made in writing and sent to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                                       To Redeem Shares

-------------------------------------------------------------------------------
1.       Shareholders must provide the following information:
a.       The dollar or share amount to be redeemed;
b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
c.       The name of the shareholder; and
d.       The shareholder's account number
2. Shareholders should call the Transfer Agent at (800) 247-0473 to request a redemption.
3. In the case of foreign exchanges, a Portfolio's NAV may change when shareholders cannot buy or sell shares.

-------------------------------------------------------------------------------


--------------------------------- ----------------------------------------------------- ------------------------------------------
Portfolio Name                    When redemption effective                             Result of late notification of redemption

--------------------------------- ----------------------------------------------------- ------------------------------------------
--------------------------------- ----------------------------------------------------- ------------------------------------------

--------------------------------- ----------------------------------------------------- ------------------------------------------
--------------------------------- ----------------------------------------------------- ------------------------------------------
o        Global Tactical          If notice is received by the Transfer Agent by 4:00   If notice is received by the Transfer
     Exposure                     p.m. Eastern time on any Business Day, the            Agent on a non-business day or after
o        Worldwide                redemption will be effective and payment will be      4:00 p.m. Eastern time, the redemption
o        Worldwide-Hedged         made within seven calendar days, but generally two    notice will be deemed received as of the
o        International            business days following receipt of such notice.       next Business Day.
o        International            Price of shares is based on the next calculation of
     Opportunities                the NAV after the order is placed.
o        International Corporate
o        Emerging Markets
o        Global High Yield
o        Inflation-Indexed
o        Inflation-Indexed
         Hedged



--------------------------------- ---------------------------------------------

              PRICING OF PORTFOLIO SHARES

Your price for Portfolio  shares is the  Portfolio's net
asset  value per  share.  Portfolio  net asset  value is
calculated  by: (1)  adding the market  value of all the
Portfolio's   assets,   (2)   subtracting   all  of  the
Portfolio's  liabilities,  and then (3)  dividing by the
number  of  shares  outstanding  and  adjusting  to  the
nearest  cent.  The net  asset  value is  calculated  by
the Fund's  Accounting  Agent as of 4:00 p.m. ET on each
Business Day for each Portfolio.
1. For all Portfolios other than Emerging Markets, Global High Yield and Global Tactical Exposure, net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. ET on each Business Day.
2.    Emerging   Markets,   Global  High  Yield  and  Global  Tactical  Exposure
      Portfolios' net asset values are calculated by the Fund's Accounting Agent as of 4:00 p.m. ET on the last Business Day of each week and each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.


                       DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios will be declared payable to the respective shareholders of record as of the last Business Day of each month.


                     VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.


                   TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes
A  Portfolio  may  be  subject  to  state,  local  or  foreign  taxation  in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.


              DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital, Inc,. a branch office of AMT Capital, pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.


                INVESTMENT INFORMATION

  ALLOWABLE INVESTMENT TRATEGIES AND ASSOCIATED RISKS

Dollar Roll Transactions
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

         Risks: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

Duration Management
Duration    measures   a   bond's   price   volatility,
incorporating the following factors:
a.       the bond's yield,
b.       coupon interest payments,
c.       final maturity,
d.       call features, and
e.       prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

         Risks: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.


Hedging
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:


a.       engaging in swaps;                                  d.       purchasing and selling futures contracts; and
b.       purchasing and selling caps, floors and collars;    e.       purchasing and selling options.
c.       purchasing or selling forward exchange contracts;


All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:
1.       the securities,
2.       the foreign currency subject to the futures,
3.       the forward currency contract, or
4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counter party is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, the Portfolio will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.

a.    Swaps
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.    Caps, Floors and Collars
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. Forward Foreign Exchange Contracts A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.   Futures Contracts
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

e.    Options Contracts
An option is a contractual  right, but not an obligation,  to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.


TBA (To Be Announced) Transactions
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value


When Issued and Forward Commitment Securities The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


      ALLOWABLE INVESTMENTS AND ASSOCIATED RISKS


Asset-Backed Securities
Asset-backed  securities  are  secured  by or backed by
assets  other  than  mortgage-related  assets,  such as
automobile   and   credit   card   receivables.   These
securities  are  sponsored  by  such   institutions  as
finance companies,  finance  subsidiaries of industrial
companies   and    investment    banks.    Asset-backed
securities have structural  characteristics  similar to
mortgage-backed  securities,  however,  the  underlying
assets   are  not   first   lien   mortgage   loans  or
interests, but include assets such as:
a.       motor vehicle installment sale contracts,
b.       other installment sale contracts,
c.       leases of various types of real and personal property, and
d.       receivables from revolving credit (credit card) agreements.

         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


Bank Obligations
Bank obligations are bank-issued securities. These instruments include, but are not limited to:


a.       Time Deposits,                e.       Deposit Notes,                  h.       Variable Rate Notes,
b.       Certificates of Deposit,      f.       Eurodollar Time deposits,       i.       Loan Participations,
c.       Bankers' Acceptances,         g.       Eurodollar Certificates of      j.       Variable Amount Master Demand Notes,
d.       Bank Notes,                            Deposit,                        k.       Yankee CDs, and
                                                                                l.       Custodial Receipts

         Risks: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina,
Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.


Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

         Risks:    Investing    in    corporate    debt
         securities subjects a Portfolio to interest rate changes and credit risks.


Foreign Instruments

a.  Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Global and International Portfolios, other than Emerging Markets, will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. Foreign Government, International and Supranational Agency Securities These securities include debt obligations issued or guaranteed by a foreign government or it's subdivisions, agencies and instrumentalities, international agencies and supranational entities.

         Risks: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c.   Emerging Markets Securities
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

         Risks: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:


a.       relatively unstable governments;                             d.       restrictions on foreign ownership;
b.       present the risk of sudden adverse government action;        e.       prohibitions of repatriation of assets; or
c.       nationalization of businesses;                               f.       less  protection  of  property  rights than more
                                                                               developed countries

         The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.


Illiquid Securities
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include: 1. securities with legal or contractual restrictions on resale, 2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and 3. securities not having readily available market quotations. Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets (10% in the case of Money Market Pottfolios), it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase  securities not registered  under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.


Indexed Notes, Currency Exchange-Related Securities and Similar Securities These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks:   Foreign   currency   markets  can  be
         highly  volatile  and  are  subject  to  sharp
         price   fluctuations.   A   high   degree   of
         leverage  is  typical  for  foreign   currency
         instruments in which a Portfolio may invest.


Inflation-Indexed Securities
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.


Investment Companies
An  investment   company  is  an  investment   vehicle,
which,  for a management fee,  invests the pooled funds
of  investors  in   securities   appropriate   for  its
investment objectives. Two basic types of investment companies exist:
1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if a load fund) if, immediately after the acquisition:
1. the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company
2. securities issued by the acquired company would have an aggregate value exceeding 5% of the value of the total assets of the acquiring company; or
3. securities issued by the acquired company and all other investment companies would have an aggregate value in excess of 10% of the value of the acquiring company's total assets.

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

         Risks: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.


Mortgage-Backed Securities
Mortgage-backed      securities      are     securities
representing    ownership   interests   in,   or   debt
obligations  secured  entirely or primarily by, "pools"
of  residential  or commercial  mortgage loans or other
mortgage-backed       securities.       Mortgage-backed
securities may take a variety of forms, the most common being:
1.       Mortgage-pass through securities issued by
a.       the Government National Mortgage Association (Ginnie Mae),
b.       the Federal National Mortgage Association (Fannie Mae),
c.       the Federal Home Loan Mortgage Corporation (Freddie Mac),
d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and 3. Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         Risks: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National Currency Unit Securities or More Than One Currency Denomination Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.


Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks:  Investments  in municipal  instruments
         are subject to the  municipality's  ability to
         make  timely  payment.  Municipal  instruments
         may also be subject to  bankruptcy  protection
         should   the   municipality   file   for  such
         protection.


Repurchase and Reverse Repurchase Agreements Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped  instruments  are  bonds,  reduced  to its two
components:  its  rights to receive  periodic  interest
payments   (IOs)  and  rights  to   receive   principal
repayments   (POs).   Each   component   is  then  sold
separately.  Such instruments include:
a.       Municipal Bond Strips
b.       Treasury Strips
c.       Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.


U.S.    Government   and   Agency   Securities   and
Government-Sponsored Enterprises/Federal Agencies
U.S.  Government  and agency  securities  are issued by
or  guaranteed  as to  principal  and  interest  by the
U.S.  Government,  its  agencies  or  instrumentalities
and  supported  by the full  faith  and  credit  of the
United  States.  A  Portfolio  may also invest in other
securities    which   may   be   issued   by   a   U.S.
Government-sponsored  enterprise or federal agency, and
supported  either by its  ability  to  borrow  from the
U.S.  Treasury  or by its  own  credit  standing.  Such
securities  do not  constitute  direct  obligations  of
the United  States but are issued,  in  general,  under
the  authority of an Act of  Congress.  The universe of
eligible  securities in these categories  include those
sponsored by:
a.       U.S. Treasury Department,
b.       Farmer's Home Administration,
c.       Federal Home Loan Mortgage Corporation,
d.       Federal National Mortgage Association,
e.       Student Loan Marketing Association, and
f.       Government National Mortgage Association.


         Risks:  Investing in securities  backed by the
         full faith and  credit of the U.S.  Government
         are  guaranteed  only as to interest  rate and
         face  value  at  maturity,   not  its  current
         market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

         Risks:  Warrants  retain  their  value only so
         long  as  the   stock   retains   its   value.
         Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.


                  Portfolio Turnover

Costs associated with Portfolio turnover have historically been and are expected to remain low relative to equity fund turnover costs. These anticipated Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration and could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.


              FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand the Portfolios' financial performance for the past five years. The "Total Return on Investment" indicates how much an investment in each respective Portfolio would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by Ernst & Young, LLP. You will find the auditor's report and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.


=================================================================================================================================
                                    GLOBAL TACTICAL EXPOSURE PORTFOLIO FINANCIAL HIGHLIGHTS
                                         (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

=================================================================================================================================
   FOR A SHARE OUTSTANDING THROUGHOUT THE        Year Ended     Year        Year Ended       From      Year Ended       From
                   PERIOD                        12./31/98      Ended        12/31/96     9/14/95 to    12/31/94    3/25/93* to
                                                                 12/31/97                  12/31/95                   12/31/93
--------------------------------------------- ----------------- ----------- ------------ ------------- ------------ =============
Net asset value at beginning of period                          9.80        10.19        10.00***      10.39        10.00
--------------------------------------------- ----------------- ----------- ------------ ------------- ------------ =============
Net investment income                                           0.41        0.47         0.19          0.20         0.44
Net realized gains or (losses) on
  investments, financial futures, and
  options contracts, and foreign                                0.43        (0.15)       0.19          (0.46)       0.78
  currency-related transactions
--------------------------------------------- ----------------- ----------- ------------ ------------- ------------ =============
Total investment income                                         0.84        0.32         0.38          (0.26)       1.22
============================================= ----------------- ----------- ------------ ------------- ------------ =============
Distributions from net investment income                        0.36        0.47         0.19          0.20         0.44
Distributions in excess of net investment                       0.17        ---          0.00 (d)      ---          ---
income
Distributions from net realized gain on
  investments, financial futures contracts
  and foreign currency related transactions                     0.06        0.05         ---           0.50         0.39
Distributions in excess of net realized
  gain on investments, financial futures
  contracts, and foreign currency related                       ---         0.09         ---           ---          ---
  transactions
Distributions from capital stock in excess
  of par value                                                  ---         0.10         ---           ---          ---
--------------------------------------------- ----------------- ----------- ------------ ------------- ------------ =============
Total distributions                                             0.59        0.71         0.19          0.70         0.83
--------------------------------------------- ----------------- ----------- ------------ ------------- ------------ =============
============================================= ----------------- ----------- ------------ ------------- ------------ =============
Net asset value at end of period                                10.05       9.80         10.19         9.43 **      10.39
============================================= ----------------- ----------- ------------ ------------- ------------ =============
Total return on investment                                      8.77%       3.18%        13.45% (b)    (2.53%)      16.37% (b)
Net assets at end of period in 000's                            283,005     126,645      34,005        ---          17,867
Ratio of operating expenses to average net
  assets, exclusive of interest expense (a)                     0.42%       0.60%        0.60% (b)     0.57%        0.60% (b)
Ratio of operating expenses to average net
  assets, inclusive of interest expense (a)                     ---         ---          ---           ---          ---
Ratio of net income to average net assets                       3.67%       4.65%        6.12% (b)     2.87%        5.86% (b)
Decrease in above expense ratios due to
  waiver of investment advisory fees and
  reimbursement of other expenses                               0.16%       0.06%        0.17% (b)     0.49%        0.28% (b)
Portfolio turnover rate                                         712%        784%         764%          1,282%       855%
============================================= ================= =========== ============ ============= ============ =============

(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized (d) Rounds to less than $0.01 * Commencement of operations ** Represents net asset value per share at 12/30/94. The Portfolio was fully liquidated on 12/30/94 based on this net asset value. *** The Portfolio recommenced operations on 9/14/95.


=================================================================================================================================
                                            WORLDWIDE PORTFOLIO FINANCIAL HIGHLIGHTS
                                         (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

=================================================================================================================================
   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD      Year Ended   Year      Year       Year       Year      Year      From
                                                       12/31/98    Ended     Ended      Ended      Ended     Ended     4/15/92*
                                                                   12/31/97  12/31/97   12/31/95   12/31/94  12/31/93  to
                                                                                                                       12/31/92
---------------------------------------------------- ------------- --------- ---------- ---------- --------- --------- ==========
Net asset value at beginning of period                             9.64      9.83       9.27       10.02     9.98      10.00
---------------------------------------------------- ------------- --------- ---------- ---------- --------- --------- ==========
Net investment income                                              0.49      0.53       0.58       0.50      0.45      0.39
Net realized and unrealized gains or (losses) on
  investments, financial futures and options
  contracts and foreign currency-related                           (0.22)    0.01       0.56       (0.74)    1.04      0.53
  transactions
---------------------------------------------------- ------------- --------- ---------- ---------- --------- --------- ==========
Total investment income                                            0.27      0.54       1.14       (0.24)    1.49      0.92
==================================================== ------------- --------- ---------- ---------- --------- --------- ==========
Distributions from net investment income                           0.19      0.53       0.30       0.20      0.45      0.39
Distributions in excess of net investment income                   0.11      ---        ---        0.01      -         -
Distributions from net realized gain on
  investments, financial futures, and options
  contracts and foreign currency-related                           ---       0.09       ---        ---       0.87      0.55
  transactions
Distributions in excess of net realized gain on
  investments, financial futures and options
  contracts, and foreign currency related                          ---       ---        ---        ---       0.13      0.00**
  transactions
Distributions from capital stock in excess of par                  0.19      0.11       0.28       0.30      ---       ---
value
---------------------------------------------------- ------------- --------- ---------- ---------- --------- --------- ==========
Total distributions                                                0.49      0.73       0.58       0.51      1.45      0.94
---------------------------------------------------- ------------- --------- ---------- ---------- --------- --------- ==========
Net asset value at end of period                                   9.42      9.64       9.83       9.27      10.02     9.98
==================================================== ------------- --------- ---------- ---------- --------- --------- ==========
                                                                                                                       13.46%
Total return on investment                                         2.93%     5.77%      12.60%     (2.25%)   15.86%    (b)
Net assets at end of period in 000's                               82,236    74,939     86,186     53,721    217,163   82,757
Ratio of operating expenses to average net income
  - exclusive of interest expense (a)                              0.60%     0.60%      0.60%      0.60%     0.59%     0.60% (b)
Ratio of operating expenses to average net income
  - inclusive of interest expense (a)                              0.60%     0.60%      0.60%      0.63%     0.86%     0.79% (b)
Ratio of net income to average net assets (a)                      5.21%     5.52%      6.13%      5.11%     4.48%     5.39% (b)
Decrease in above expense ratios due to waiver of
  investment advisory fees and reimbursement of
  other expenses                                                   0.02%     0.05%      0.30%      0.02%     ---       0.72% (b)
Portfolio turnover rate                                            713%      1,126%     1,401%     1,479%    1,245%    850%
==================================================== ============= ========= ========== ========== ========= ========= ==========


(a) Net of waivers and reimbursements (b) Annualized (c) Not Annualized * Commencement of operations ** Rounds to less than $0.01


==================================================================================================================================
                WORLDWIDE-HEDGED PORTFOLIO'S FINANCIAL HIGHLIGHTS
                  (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

============================================= ---------------- ---------- ---------- ---------- ---------- ---------- ============
FOR A SHARE OUTSTANDING THROUOUT THE PERIOD     Year Ended     Year       Year       Year       Year       Year          From
                                                 12/31/98      Ended      Ended      Ended      Ended      Ended      5/1/92* to
                                                               12/31/97   12/31/96   12/31/95   12/31/94   12/31/93    12/31/92
--------------------------------------------- ---------------- ---------- ---------- ---------- ---------- ---------- ============
Net asset value at beginning of period                         10.91      10.85      10.41      10.08      9.85       10.00
--------------------------------------------- ---------------- ---------- ---------- ---------- ---------- ---------- ============
Net investment income                                          0.53       0.62       0.45       0.34       0.45       0.32
Net realized gains or (losses) on
  investments, financial futures and
  options contracts, and foreign                               0.80       0.43       0.66       0.43       0.76       0.25
  currency-related transactions
--------------------------------------------- ---------------- ---------- ---------- ---------- ---------- ---------- ============
Total investment income                                        1.33       1.05       1.11       0.77       1.21       0.57
--------------------------------------------- ---------------- ---------- ---------- ---------- ---------- ---------- ============
Distributions from net investment income                       0.59       0.62       0.67       0.44       0.45       0.32
Distributions in excess of net investment
  income                                                       ---        0.37       ---        0.00**     ---        ---
Distributions from net realized gain on
  investments, financial futures and
  options contracts and on foreign
  currency-related transactions                                0.42       ---        ---        ---        0.53       0.40
============================================= ---------------- ---------- ---------- ---------- ---------- ---------- ============
Total distributions                                            1.01       0.99       0.67       0.44       0.98       0.72
--------------------------------------------- ---------------- ---------- ---------- ---------- ---------- ---------- ============
Net asset value at end of period                               11.23      10.91      10.85      10.41      10.08      9.85
--------------------------------------------- ---------------- ---------- ---------- ---------- ---------- ---------- ============
Total return on investment                                     12.60%     10.03%     11.00%     7.84%      12.89%     9.45% (b)
Net assets at end of period in 000's                           80,390     30,024     28,255     273        41,138     21,785
Ratio of operating expenses to average net
  assets - exclusive of interest expense (a)                   0.45%      0.45%      0.45%      0.60%      0.60%      0.60% (b)
Ratio of operating expenses to average net
  assets - inclusive of interest expense (a)                   0.45%      0.45%      0.45%      0.65%      0.86%      0.83% (b)
Ratio of net income to average net assets                      5.29%      5.71%      5.84%      4.72%      4.49%      5.13% (b)
(a)
Decrease in above expense ratios due to
  waiver of investment advisory fees and
  reimbursement of other expenses                              0.20%      0.24%      0.54%      0.17%      0.09%      1.01% (b)
Portfolio turnover rate                                        704%       1,087%     500%       1,622%     1,254%     826%
============================================= ================ ========== ========== ========== ========== ========== ============

(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized *Commencement of operations ** Rounds to less than $0.01


==============================================================================================================================
                                        INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
                                        (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

==============================================================================================================================
                  FOR A SHARE EXCEPT WHERE OTHERWISE INDICATED                      Year Ended     Year Ended   From 5/9/96*
                                                                                     12/31/98       12/31/97     to 12/31/96
--------------------------------------------------------------------------------- ---------------- ------------ ==============
Net asset value at beginning of period                                                             10.20        10.00
--------------------------------------------------------------------------------- ---------------- ------------ ==============
Net investment income                                                                              0.50         0.38
Net realized gains or (losses) on investments, financial futures contracts, and
  foreign currency-related transactions                                                            (0.56)       0.28
--------------------------------------------------------------------------------- ---------------- ------------ ==============
Total investment income                                                                            (0.06)       0.66
--------------------------------------------------------------------------------- ---------------- ------------ ==============
Distributions from net investment income                                                           0.14         0.38
Distributions from net realized gain on investments, financial futures
  contracts, and foreign currency related transactions                                             0.14         0.08
Distributions from capital stock in excess of par value                                            0.36         ---
================================================================================= ---------------- ------------ ==============
Total distributions                                                                                0.64         0.46
================================================================================= ---------------- ------------ ==============
Net asset value at end of period                                                                   9.50         10.20
================================================================================= ---------------- ------------ ==============
Total return on investment                                                                         (0.43%)      6.66% (c)
Net assets at end of period in 000's                                                               67,653       35,746
Ratio of operating expenses to average net assets (a)                                              0.60%        0.60% (b)
Ratio of net investment income to average net assets (a)                                           5.19%        5.73% (b)
Decrease in above expense ratios due to waiver of investment advisory fees                         0.10%        0.32% (b)
Portfolio turnover rate                                                                            809%         539%
================================================================================= ================ ============ ==============

(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized *Commencement of operations


==============================================================================================================================
                                      EMERGING MARKET PORTFOLIO'S FINANCIAL HIGHLIGHTS
                                        (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

==============================================================================================================================
                       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                            Year Ended      From 812/97*
                                                                                                 12/31/98       to 12/31/97
--------------------------------------------------------------------------------------------- ---------------- ===============
Net asset value at beginning of period                                                                         10.00
--------------------------------------------------------------------------------------------- ---------------- ===============
Net investment income                                                                                          0.29
Net realized gains or (losses) on investments, financial futures contacts and foreign                          (0.41)
currency-related transactions
--------------------------------------------------------------------------------------------- ---------------- ===============
Total investment income                                                                                        (0.12)
--------------------------------------------------------------------------------------------- ---------------- ===============
Net distributions from investment income                                                                       0.29
============================================================================================= ---------------- ===============
Net asset value at end of period                                                                               9.59
============================================================================================= ---------------- ===============
Total return on investment                                                                                     (1.20%) (b)
Net assets at end of period in 000's                                                                           111,043
Ratio of operating expenses to average net assets, exclusive of interest expense                               1.03% (a)
Ratio of operating expenses to average net assets, inclusive of interest expense                               1.03% (a)
Ratio of net income to average net assets                                                                      7.87% (a)
Portfolio turnover rate                                                                                        16%
============================================================================================= ================ ===============

(a) Annualized  (b) Not Annualized  * Commencement of operations



                 SHAREHOLDER INQUIRIES


This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting Investors Capital Services, Inc., a branch office of AMT Capital Securities, L.L.C., 600 Fifth Avenue, New York, NY 10020 at their toll free telephone number (800) 762-4848 [or (212) 332-5211, if within New York City].

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C.
20549-6009.


File No. 811-5796





                   FFTW FUNDS, INC.

    200 Park Avenue, 46th Floor, New York, New York
                 10166 (212) 681-3000



                    Distributed by:
     Investors Capital Services, Inc., ("Investors
                       Capital")
                  a branch office of
    AMT Capital Securities, L.L.C. ("AMT Capital")
                   600 Fifth Avenue
                  New York, NY 10020
                    (212) 332-5211



===============================================================================
                  STATEMENT OF ADDITIONAL INFORMATION
===============================================================================


                     May 1, 1999


FFTW Funds,  Inc.  (the "Fund") is a no-load,  open-end
management   investment   company  managed  by  Fischer
Francis  Trees  &  Watts,   Inc.   (the   "Investment
Adviser").  The Fund  currently  consists of twenty-one
portfolios   (each  a   "Portfolio")   grouped  in  two
Prospectuses as described below:


           U.S. Portfolios Prospectus                             Global and International Portfolios Prospectus
-------------------------------------------------         ---------------------------------------------------------------
                  Money Market                                               Global Tactical Exposure
                 Mortgage LIBOR                                                     Worldwide
                U.S. Short-Term                                                  Worldwide-Hedged
                Limited Duration                                                  International
                Mortgage-Backed                                            International Opportunities
                  Asset-Backed                                               International Corporate
                   High Yield                                                    Emerging Markets
             Enhanced Equity Market                                             Global High Yield
                 U.S. Treasury                                                  Inflation-Indexed
                 U.S. Corporate                                              Inflation-Indexed Hedged
                  Broad Market


This Statement of Additional Information is not a prospectus and should be read in conjunction with each Portfolio's Prospectus dated May 1, 1999. The two Prospectuses have been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing Investor's Capital. This Statement of Additional Information incorporates by reference the Prospectus.



                                        CONTENTS


                                                                          Page
  Overview of the Fund                                                       3
       History of the Fund                                                   3
       Organization of the Fund                                              3
       Management of the Fund                                                3
       Principal Securities Holders                                          8
       Distribution of Fund Shares                                          12
  Money Market Minimum Credit ratings for Allowable Investments             12
  Supplemental Investment Information                                       12
       Supplemental Descriptions of Investments                             12
       Supplemental Descriptions of Investment Techniques                   16
       Supplemental Discussion of Risks Associated with the fund's
       Investment Policies and                                              17
            Investment Techniques
       Supplemental Hedging Techniques                                      19
       Investment Restrictions                                              26
       Portfolio Transactions                                               28
  Supplemental Tax Considerations                                           29
  Shareholder Information                                                   33
  Calculation of Performance Data                                           33
  Financial Statements                                                      36
  Appendix                                                                  36
       Merrill Lynch 1-2.99 Year Treasury Index                             36
       Quality Rating Descriptions                                          36





                 OVERVIEW OF THE FUND


                  HISTORY OF THE FUND

From its inception on February 23, 1989 to September 27, 1989, Fund's name was "FFTW Institutional Reserves Fund, Inc." The Fund commenced operations on December 6, 1989. From September 27, 1989 to July 22, 1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio commenced operations on December 6, 1989, Worldwide Portfolio commenced operations on April 15, 1992 and Worldwide-Hedged Portfolio commenced operations on May 19, 1992. These Portfolios were called the Short-Term Series (and prior to September 18, 1991 as FFTW Institutional Reserves Fund), Worldwide Series and Worldwide Hedged Series, respectively. The Board of Directors recently approved a name change for several Portfolios, eliminating "Fixed Income" from their name. Effective September 11,1998, the name of the International-Hedged Portfolio was changed to the Global Tactical Exposure Portfolio, the name of the Stable Return Portfolio was changed to Limited Duration Portfolio and the name of the Mortgage Total Return Portfolio was changed to Mortgage-Backed Portfolio.

                           ORGANIZATION OF THE FUND

Stock Issuance
The Fund's authorized capital stock consists of 5,000,000,000 shares, each with $.001 par value. Each Portfolio has been allocated 200,000,000 shares, with 800,000,000 shares unallocated.

Shareholder Voting
Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

Cross Portfolio Liability
No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.


                MANAGEMENT OF THE FUND

Board of Directors and Officers
The Fund is managed by its Board of Directors. The individuals listed below are the officers and directors of the Fund. An asterisk (*) placed next to the name of each director means the director is an "interested person" of the Fund. Such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of his affiliation with the Fund or the Investment Adviser.

John C Head III, Fund Director
1330 Avenue of the Americas, New York, New York Mr. Head has been a Managing Member of Head & Company L.L.C. since 1987. He is Chairman of the Board of ESG Re Limited and a Director of PartnerRe Ltd. and other private companies.

Lawrence B. Krause, Fund Director
University  of  California  - San  Diego  ("UCSD"),  La
Jolla,  CA.  Mr.  Krause is a member  of the  Editorial
Advisory Board of the Political  Science  Quarterly,  a
member  of  the  Council  on  Foreign  Relations,   and
Vice-Chairman  of  the  U.S.  National   Committee  for
Pacific  Economic  Cooperation.  In December,  1990, he
was  selected  as  the  first  holder  of  the  Pacific
Economic  Cooperation  Chair  at  UCSD.  In  1989,  Mr.
Krause  became the Director,  Korea-Pacific  Program at
UCSD.  In  1988,  he  was  named   Coordinator  of  the
Pacific   Economic  Outlook  Project  for  the  Pacific
Economic  Cooperation  Conference.  Mr.  Krause was the
first   appointment  to  the  new  Graduate  School  of
International Relations and Pacific Studies at UCSD and joined the faculty as a professor on January 1, 1987. From 1969 - 1986 Mr. Krause was a senior fellow of the Brookings Institution. Mr. Krause is also an author of numerous publications.

*Onder John Olcay, Fund Chairman of the Board
200 Park Avenue, New York, NY. Mr. Olcay has been a shareholder and Managing Director of the Investment
Adviser for the last six years.

*Stephen P. Casper,  Fund Director
200 Park Avenue, New York, NY Mr. Casper has been a shareholder and Managing Director of the Investment Adviser since December 1991. In addition, Mr. Casper has been the Chief Financial Officer of the Investment Adviser since February 1990. From March 1984 through January 1990, Mr. Casper was Treasurer of Rockefeller & Company, a registered investment adviser.

Carla E. Dearing,  Fund Assistant Treasurer
600 Fifth Avenue, New York, NY. Ms. Dearing serves as President and Director of Investors Capital. Ms.
Dearing was a former Vice  President of Morgan  Stanley
& Co., where she worked from June 1984 to August 1986 and from November 1988 to January 1992.

William E. Vastardis, Fund Secretary and Treasurer 600 Fifth Avenue, New York, NY. Mr. Vastardis serves as Managing Director and Head of Fund Administration for Investors Capital. Prior to his employment at Investors Capital, Mr. Vastardis served as Vice President and head of the Vanguard Group Inc.'s private label administration unit for seven years, after working six years in Vanguard's fund accounting operations.


No employee of the Investment Adviser nor Investors Capital receives compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or Investors Capital or any of their affiliates, a fee of $1,000 for each meeting attended, and each of the Directors receive an annual retainer of $20,000 which is paid in quarterly installments.


                                              Director's Compensation Table
                                           Fiscal Year Ended December 31, 1998
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
         Director             Aggregate Compensation         Pension or           Estimated      Total Compensation From
                                 From Registrant         Retirement Benefits       Annual          Registrant and Fund
                                                         Accrued As Part of     benefits Upon   Complex Paid to Directors
                                                            Fund Expenses        Retirement
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Stephen P. Casper                                   $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
John C Head III                                $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Lawrence B. Krause                             $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Paul Meek                                      $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Onder John Olcay                                    $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Stephen J. Constantine                              $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------

By virtue of the responsibilities assumed by the Investment Adviser and Investors Capital and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than ___of the Fund's outstanding shares as of December 31, 1998.

Investment Adviser and Sub-Adviser Agreements The Fund has two sets of advisory agreements, one agreement covering the three Portfolios: U.S. Short-Term, Worldwide and Worldwide-Hedged, and eighteen others, one for each of the remaining Portfolios. The Fund also has two sets of sub-advisory agreements, one covering Worldwide and Worldwide-Hedged Portfolios, and eight others, one for each of the remaining Global and International Portfolios.

Pursuant  to their  terms,  the  advisory  agreements
between  the Fund  and the  Investment  Adviser  (the
"Advisory    Agreements")    and   the   sub-advisory
-----------------------
agreements (the  "Sub-Advisory  Agreements")  between
                  ------------------------
the  Investment  Adviser  and its  affiliate  Fischer
Francis  Trees & Watts  (the  "Sub-Adviser"),  remain
                               -----------
in  effect  for two  years  following  their  date of
execution.    Thereafter,    such   agreements   will
automatically    continue   for   successive   annual
periods.   Continuance  thereafter,  is  specifically
approved  at  least  annually.  Continuance  is voted
on by  the  Board  of  Directors  or  the  vote  of a
Portfolio's  "majority"  (as defined in the 1940 Act)
of  outstanding  voting  shares  as a  single  class,
provided,  that in either event,  the  continuance is
also approved by:
a.       at least a majority of the Board of Directors  who are not
         "interested  persons" (as defined in the 1940 Act) of the Fund,
b.       the Investment Adviser, or
c. the Sub-Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The following table highlights the dates in which the Advisory Agreements were last approved by the Board of Directors and by the Portfolio's public shareholders:


                                          Last Advisory Agreement Approval Dates

             U.S. Portfolios                          Last Board Approval                 Last Shareholder Approval
               Money Market                           To be updated                               1/21/97
              Mortgage LIBOR                          To be updated                                9/8/98
             U.S. Short -Term                         To be updated                                4/3/91
             Limited Duration                         To be updated                               2/18/93
             Mortgage-Backed                          To be updated                                1/2/96
               Asset-Backed                           To be updated                                 9/8/98
                High Yield                            To be updated                                9/8/98
          Enhanced Equity Market                      To be updated                                 9/8/98
              U.S. Treasury                           To be updated                                1/21/97
              U.S. Corporate                          To be updated                                 9/8/98
               Broad Market                           To be updated                                1/21/97


   Global and International Portfolios                Last Board Approval                 Last Shareholder Approval
         Global Tactical Exposure                     To be updated                              2/18/93
                Worldwide                             To be updated                               12/31/92
             Worldwide-Hedged                         To be updated                               12/31/92
              International                           To be updated                               2/18/93
       International Opportunities                    To be updated                                9/8/98
         International Corporate                      To be updated                                9/8/98
             Emerging Markets                         To be updated                               1/21/97
            Global High Yield                         To be updated                                9/8/98
            Inflation-Indexed                         To be updated                               1/21/97
         Inflation-Indexed Hedged                     To be updated                               1/21/97


The following table highlights the dates in which the Sub-Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders.


              Last Sub-Advisory Agreement Approval Dates


   Global and International Portfolios                Last Board Approval                 Last Shareholder Approval
         Global Tactical Exposure                     To be updated                               2/18/93
                Worldwide                             To be updated                               12/31/92
             Worldwide-Hedged                         To be updated                               12/31/92
              International                           To be updated                               2/18/93
       International Opportunities                    To be updated                                9/8/98
         International Corporate                      To be updated                                9/8/98
             Emerging Markets                         To be updated                               1/21/97
            Global High Yield                         To be updated                                9/8/98
            Inflation-Indexed                         To be updated                               1/21/97
         Inflation-Indexed Hedged                     To be updated                               1/21/97

Each Advisory and Sub-Advisory Agreement is terminable without penalty:
a.       on not less than 60 days' notice by the Board of Directors;
b. by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class; or
c.       upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser.
Each   Advisory   and   Sub-Advisory   Agreement   will
terminate   automatically   in   the   event   of   its
"assignment" (as defined in the 1940 Act).

Adviser's/Sub-Adviser's Payment of Fund Expenses
The  Investment   Adviser  pays  all  of  its  expenses
arising from its performance obligations pursuant to the Advisory Agreements, including:
a.       all executive salaries and expenses of the Fund's directors,
b.       officers employed by the Investment Adviser, or
c.       its affiliates and office rent of the Fund.

The Investment Adviser will pay all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

Fund's Payment of Fund Expenses
Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:


    a.       investment advisory fees,                        j.       expenses of printing and distributing reports to
                                                                       shareholders,
    b.       brokerage commissions,                           k.       notices and proxy materials to existing shareholders,
    c.       insurance premiums and extraordinary expenses    l.       expenses of printing and filing reports and other
             such as litigation expenses,                              documents filed with governmental agencies,
    d.       fees and expenses of independent attorneys,      m.       expenses of annual and special shareholders' meetings,
    e.       auditors,                                        n.       membership dues in the Investment Company Institute,
    f.       custodians,                                      o.       interest,
    h.       administrators,                                  p.       fees and expenses of directors of the Fund who are not
    i.       expenses of registering and qualifying shares             employees of the Investment Adviser or its affiliates.
             of the Fund under federal and state laws and
             regulations,



Portfolio's Payment of Fund Expenses Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Portfolio Operating Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (U.S. Short Term, Worldwide and Worldwide-Hedged Portfolios pay their fees quarterly) which is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):


       ----------------------------------------------------- -------------------------------------------------------
            U.S. Portfolios                                           Global and International Portfolios
            Rates                                                                    Rates
       ----------------------------------------------------- -------------------------------------------------------
       ----------------------------------------------------- -------------------------------------------------------
            Money Market                   0.10%                       Global Tactical Exposure*** 0.10%
            Mortgage LIBOR                 0.30%                                Worldwide 0.40%
            U.S. Short Term*               0.15%                          Worldwide-Hedged **** 0.30%
            Limited Duration               0.35%                              International 0.40%
            Mortgage-Backed**             0.10%                        International Opportunities 0.40%
            Asset-Backed                   0.10%                         International Corporate 0.10%
            High Yield                     0.40%                             Emerging Markets 0.75%
            Enhanced Equity Market        0.35%                             Global High Yield 0.50%
            U.S. Treasury                  0.30%                            Inflation-Indexed 0.40%
            U.S. Corporate                 0.10%                         Inflation-Indexed Hedged 0.40%
            Broad Market                   0.30%
       ----------------------------------------------------- -------------------------------------------------------

* Effective March 1, 1996, the Investment Adviser has voluntarily lowered the advisory fee from 0.30%. ** Effective October 1, 1997, the Investment Adviser has voluntarily lowered the advisory fee from 0.35%. *** Effective September 1, 1997 the Investment Adviser has voluntarily lowered the advisory fee from 0.40%. **** Effective July 1, 1995, the Investment Adviser has voluntarily lowered the advisory fee from 0.40%.

For the years ended December 31, 1998 (to be provided), December 31, 1996 and December 31, 1995, the amount of advisory fees (net of waivers and reimbursements) paid by each Portfolio were as follows:



------------------------------------- ---------------------------- ----------------------------- -----------------------------
           Portfolio Name              Year Ended Dec. 31, 1997      Year Ended Dec. 31, 1996      Year Ended Dec. 31, 1995
------------------------------------- ---------------------------- ----------------------------- -----------------------------
                                                       U.S. Portfolios
------------------------------------- ---------------------------- ----------------------------- -----------------------------
            Money Market                          $ 7,718                      $    0                       $    0
          U.S. Short-Term                         598,652                     607,871                      867,461
          Limited Duration                         10,639                       1,711                            0
        Mortgage-Backed (1)                     1,286,506                     126,822                          N/A
------------------------------------------------------------------------------------------------------------------------------
                                             Global and International Portfolios
------------------------------------- ---------------------------- ----------------------------- -----------------------------
    Global Tactical Exposure (3)                  500,355                     180,065                       52,860
             Worldwide                            308,466                     334,929                       46,819
          Worldwide-Hedged                        112,750                       1,647                            0
         International (2)                        136,714                      12,322                          N/A
        Emerging Markets (4)                      191,177                         N/A                          N/A

(1)      Commencement of operations was April 29, 1996.
(2) The Portfolio was fully liquidated on December 30, 1994, and recommenced operations on September 14, 1995
(3)      Commencement of operations was May 9, 1996.
(4)      Commencement of operations was August 12, 1997.



Administration Agreement

Pursuant to its terms, the Administration Agreement between the Fund and Investors Capital, a Delaware corporation, will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors. Investors Capital provides for, or assists in, managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

                                               PRINCIPAL SECURITIES HOLDERS

                                                  Money Market Portfolio

As of August 31, 1998(to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                     Percent of Portfolio:

Cooper Industries, Inc. 1001 Fannin Street,
First City Tower Suite 3900, PO Box 4446,
Houston, TX   77210                                                 65.64%


Rockdale Health Systems, c/o Fischer Francis
Trees & Watts, Inc. 200 Park Avenue New York,
NY  10166                                                           32.18%

                         U.S. Short-Term Portfolio

As of August 31, 1998 (to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                    Percent of Portfolio:

Pacific Gas & Electric Co. Short-Term
Liquidity Portfolio, 3720 Pgec/O State
Street Bank & Trust,
One Enterprise Drive, N Quincy, MA 021710000                          21.48%

RJR  Nabisco- Defined Benefit Benefit Plan,
Wachovia Bank Na Ttee, PO Box 3099, Winston-Salem, NC 27150           12.11%


General Motors Employees Global Group Pension Trust,
c/o Fischer Francis Trees & Watts, Inc.  200
Park Avenue 46th Floor, New York, NY 10166                            11.88%

Monsanto Co. Master Trust, c/o Fischer Francis Trees
& Watts, Inc. 200 Park Avenue 46th Floor, New
York, NY 10166                                                         8.17%

The Dow Chemical Company Employees Retirement Plan,
DORINCO 100  Midland,  MI 48674                                        5.83%

                              Limited Duration Return Portfolio

As of August 31, 1998 (to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner                     Percent of Portfolio

Sprint Short Intermediate 2330 Shawnee
Mission Parkway, Westwood, KS 662052005                               45.34%

Rockdale Health Systems, c/o Fischer Francis
Trees & Watts, Inc. 200 Park Avenue, New York, NY 10166               23.16%

Mars Deferred Compensation Plan, Barclays
Global Investors Tr, Fbo Mars Deferred Compensation Plan
Stable Value Master Fund, 800 Scudders Mill Road Section 2B,
Plainsboro, NJ 08536                                                  17.03%

Corporation For Supportive Housing 342 Madison Avenue
Suite 505, New York, NY 10173                                          9.70%

                               Mortgage-Backed Portfolio

As of August 31, 1998 (to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner                       Percent of Portfolio

Ford Motor Co., Dingle & Co., Fbo Ford Motor Co.
c/o Comercia Bank PO Box 75000, Detroit, MI 48275                     35.25%
International Bank For Reconstruction And Development
Retirement Staff, Benefits Plan c/o Fischer
Francis Trees & Watts, Inc. 200 Park Avenue
46th Floor, New York , NY 10166                                        9.34%

Harbor Capital Group Trust For Defined Benefit Plans,
c/o Fischer Francis Trees & Watts, Inc. 200                            8.08%
Park Avenue 46th Floor, New York, NY 10166

Corning Master Trust Aggregate Portfolio
c/o Fischer Francis Trees & Watts, Inc. 200 Park Avenue                 7.47%
46th Floor, New York, NY 10166

International Bank For Reconstruction and Development
Staff Retirement Plan, c/o Fischer Francis                              7.38%
Trees & Watts, Inc. 200 Park Avenue 46th Floor, New York, NY 10166

Bull HN Information Systems, Inc - Retirement Aggregate,
State Street Bank & Trust Co. Tr , Fbo Bull                             6.64%
Hn Information Systems, Inc. Retirement/Aggregate,
1 Enterprise Drive SW 5C, North Quincy, MA 02171

Monsanto-Defined Contribution & Employees Stock Plan,
The Northern Trust Co. Tr, U/A Dtd 4/1/93 Fbo                           5.37%
Monsanto Defined Contribution and Employee Stock
Ownership Trust, PO Box 92956 (22-33706) Chicago, IL 60675


                            Global Tactical Exposure Portfolio

As of August 31, 1998 (to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                    Percent of Portfolio:
-------------------------------------                 ---------------------
Ford Motor Co. Dingle & Co. c/o Comercia Bank,
PO Box 75000, Detroit, MI 482753446                                    45.62%

Harbor Capital Group Trust For Defined Benefit Plans,
c/o Fischer Francis Trees & Watts, Inc. 200                             9.49%
Park Avenue 46th Floor, New York, NY 10166

Northrop Corporation, Employee Benefit Plan 1840
Century Park West Los Angeles, CA 900672101                             8.30%

Corning Master Trust Aggregate Portfolio, c/o
Fischer Francis Trees & Watts, Inc. 200 Park Avenue                     6.40%
46th Floor, New York, NY 10166


                  Worldwide Portfolio

As of August 31, 1998 (to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                 Percent of Portfolio:

GATX Master Retirement Trust Corporation,
The Northern Trust, 500 West Monroe Street 44th Floor,                 21.83%
Chicago, IL 60661

Bob & Co. c/o Bank Of Boston,  PO Box 1809, Boston, MA 02105           16.99%

Administrators of Tulane Educational Fund, Office of the
Treasurer, New Orleans, LA 70118                                       14.94%

Community Foundation for Southeastern Michigan,
333 West Fort Street Suite 2010, Detroit, MI 48226                     12.45%

Geneva Regional Health System, Inc. 196 North Street,
Geneva,  NY 14456                                                       7.13%

Massachusetts Eye & Ear Infirmary -Pension, VP For Finance,
243 Charles Street, Boston, MA 02114                                    5.37%

                        Worldwide-Hedged Portfolio

As of August 31, 1998 (to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                   Percent of Portfolio:

Sisters of Charity Levenworth Health Services,
Mac & Co A/C Clsf5049662, Mutual Funds Operations                     38.59%
PO Box 3198, Pittsburgh, PA 15230

Strategic Investment Management, The Northern
Trust Tr ,U/A Dtd 10/4/94 Sim Global Fixed Income                      10.45%
Trust Agreement And Trust Instrument, c/o
Strategic Investment Management, 1001 19th Street North
16th Floor, Arlington, VA 22209

Law School Admission Council, Inc. Box 40,
Newtown, PA 89400                                                      10.42%

Mars Benefit Trust, The Northern Trust Company Tr
U/A Dtd 06/30/95 PO Box 92956 Chicago, IL 60675                        10.09%

IES Industries, Mitra & Co. 1000 N Water St.
14th Floor, Milwaukee, WI 53202                                         9.87%

Lakeland Medical Center, c/o Wendel & Co.
A/C 706020, The Bank Of New York, Mutual Fund/Reorg                     8.88%
Dept. PO Box 1066 Wall Street Station, New York, NY 10268

Goldman Sachs Pension Plan,  State Street
Bank & Trust Tr , U/A Dtd 2/95,  State
Street Bank And                                                         6.85%
Trust As Trustee For The Goldman Sachs  Pension Plan,  200
Newport Avenue North Quincy, MA 02171

                            International Portfolio

As of August 31, 1998 (to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                     Percent of Portfolio:

HEB Investment Plan, c/o Fischer Francis
Trees & Watts, Inc. 200 Park Avenue 46th Floor New York,               30.20%
NY 10020

Evelyn And Walter Haas Jr. Fund One Lombard Street
Suite 305, San Francisco, CA 94111                                     29.56%

Colonial Williamsburg Foundation, PO Box 1776,
Williamsburg, VA, 23187                                                18.44%

Promedica, Mac & Co. A/C Prhf5011252, Mutual Funds
Operations, PO Box 3198, Pittsburgh, PA 15230                           8.21%

HF Investment L.P. 1700 Old Deerfield Road,
Highland Park, IL  60035                                                6.79%

State Street Bank & Trust Tr, U/A Dtd 10/1/85 Retirement
Income Plan For Employees Of Colonial                                   5.96%
Williamsburg, P.O. Box 1776 Williamsburg, VA  23187

                        Emerging Markets Portfolio

As of August 31, 1998 (to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                    Percent of Portfolio:

Utah Retirement Systems, c/o Fischer Francis
Trees & Watts, Inc. 200 Park Avenue 46th Floor, New                     30.40%
York, NY 10166

Ford Motor Co., Dingle & Co. c/o Comercia Bank,
PO Box 75000, Detroit, MI 48275                                         29.27%

Ameritech Pension Trust, c/o Fischer Francis
Trees & Watts, Inc. 200 Park Avenue 46th Floor, New                      8.23%
York, NY 10166

The 1199 Health Care Employees Pension Plan,
c/o Fischer Francis Trees & Watts, Inc. 200 Park                         8.07%
Avenue 46th Floor, New York, NY 10166

Harbor Capital Group Trust For Defined Benefit Plans,
c/o Fischer Francis Trees & Watts, Inc. 200                              5.86%
Park Avenue 46th Floor, New York, NY 10166

Monsanto Company Master Trust, c/o Fischer Francis
Trees & Watts, Inc. 200 Park Avenue 46th Floor,                          5.16%
New York, NY 10166

                 (Other newly added portfolios)

As of August 31, 1998(to be updated as of March 31, 1999) the following persons held 5% or more of the outstanding shares, Common Stock, $.001 per share, as beneficial owners:

Name and Address of Beneficial Owner:                     Percent of Portfolio:



                  DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and Investors Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and Investors Capital bears the expense of its distribution activities. The Fund and Investors Capital have agreed to indemnify one another against certain liabilities.



          Supplemental Portfolio Information

                Money Market Portfolio

The Money Market Portfolio began operations as a Portfolio of FFTW Funds, Inc. (the "FFTW Portfolio) on April 29, 1997. Previously, the Portfolio operated as the Money Market Portfolio of AMT Capital Fund, Inc. (the "AMT Capital Portfolio") which was sub-advised by Fischer Francis Trees & Watts, Inc. Shareholders of this AMT Capital Portfolio approved a tax-free reorganization into the FFTW Portfolio on April 28, 1997

Money  Market  Minimum  Credit  Ratings  for  Allowable  Investments  First Tier
Securities: any instruments receiving the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's and "P-1" by Moody's or are single rated and have received the highest short-term rating by the NRSRO. This includes all instruments issued by the U.S. Government, its agencies or instrumentalities and any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.

Second Tier Securities: any instrument rated by two NRSROs in the second highest category, or rated by one NRSRO in the highest category and by another NRSRO in the second highest category or by one NRSRO in the second highest category.
Second Tier Securities are limited in total of 5% of the Portfolio's total assets and on a per issuer basis, to no more than the greater of 1% of the Portfolio's total assets or $1,000,000. This also includes any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.

The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.




               MORTGAGE LIBOR PORTFOLIO

The term "LIBOR" is an acronym for London InterBank Offered Rate. LIBOR is the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans. LIBOR is used as the base for other large Eurodollar loans to less creditworthy corporations and governments. For purposes of this Portfolio, home equity loans are considered mortgage-backed securities.

The Mortgage LIBOR Portfolio Minimum Quality Ratings:

------------------ -------------- ------------------- -------------------- ------------------ --------------------------
                                         S&P                Moody's                                    Average
      S&P:           Moody's:       (Short-Term):        (Short-Term):         Thompson:         Portfolio Quality:
      BBB-             Baa3              A-2                  P-2                  B                   AA (Aa)
------------------ -------------- ------------------- -------------------- ------------------ --------------------------

The Mortgage LIBOR Portfolio's average U.S. dollar-weighted duration will not exceed plus or minus one year around the average duration of the J.P. Morgan 3-Month Eurodeposit Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


               U.S. Short Term Portfolio

U.S.  Short-Term's  shares  are not  guaranteed  by the
U.S.  Government.  U.S.  Short-Term  is  not  a  "money
market  fund"  and  may  engage  in   investments   not
permitted  by  money  market  funds  under   applicable
regulations.

U.S. Short Term Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The average U.S. dollar-weighted duration generally is shorter than one year. Except for temporary defensive purposes the Portfolio will not have a U.S. dollar-weighted average duration exceeding three years. The Portfolio's expected turnover ranges between 2,000% and 6,000% per year, but may be higher depending on market conditions.


              LIMITED DURATION PORTFOLIO

Limited Duration is a suitable investment option for defined contribution and retirement plans. The Limited Duration Portfolio's name was formally changed from Stable Return Portfolio on September 11,
1998.

Limited Duration Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The average U.S. dollar-weighted duration generally is shorter than three years. The average U.S. dollar-weighted duration will not exceed plus or minus one year around the average duration of the Merrill Lynch 1-2.99 Treasury Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


               Mortgage-Backed portfolio

The Mortgage-Backed Portfolio's name was formally changed from Mortgage Total Return Portfolio on September 11, 1998. For the purpose of this Portfolio, home equity loans are considered mortgage-backed securities.



Mortgage-Backed Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The average U.S. dollar-weighted duration will not exceed plus or minus one year around the average duration of the Lehman Brother Mortgage-Backed Securities Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                                                  ASSET-Backed Portfolio

Asset-Backed Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:           Quality:
        BBB-                 Baa3                A-2                  P-2                 B                AA(Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Asset-Backed Securities Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                                                   High Yield Portfolio

U.S. Short Term Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        CCC-                 Caa3                 C                   P-3                LC-3                 B
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The average U.S. dollar-weighted duration generally will not exceed one year around the average duration of the Salomon Smith Barney All BB and B Rated Issues Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


           Enhanced equity market Portfolio

U.S. Short Term Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The Portfolio's average U.S. dollar-weighted duration generally will not exceed plus or minus 2.5 years around the average duration of the S&P 500 Index(TM). The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                U.S Treasury Portfolio

Investors in most jurisdictions will be provided with income exempt from state and local tax. Consult with a tax adviser to determine if your state and local tax laws exempt income derived from U.S. Treasury mutual fund portfolios.

U.S. Treasury Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        AA-                  Aa3                 A-1                  P-1                 A               AAA (Aaa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Government Securities Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


               U.S. Corporate Portfolio

U.S. Short Term Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Salomon Smith barney Corporate Bond Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.

                                                  Broad market Portfolio

Broad Market Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Aggregate Bond Index.. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                                            Global Tactical Exposure Portfolio

Global Tactical Exposure Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The Global Tactical Exposure Portfolio's name was formally changed from International Hedged Portfolio on September 11, 1998. The Portfolio's average
U.S. dollar-weighted duration generally will not exceed three months, plus or minus the average duration of the J.P. Morgan 3-Month Eurodeposit Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                                                   Worldwide Portfolio

Worldwide Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the J.P. Morgan Global
Government Bond Index (Unhedged). The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                                                Worldwide-Hedged Portfolio

Worldwide-Hedged Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the J.P. Morgan Global Government Bond Index (Hedged). The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                                                 International Portfolio

International Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The Portfolio's average U.S.  dollar-weighted  duration
generally  will not exceed one year,  plus or minus the
average  duration of the J.P. Morgan Global  Government
Bond  Index   (Non-U.S.   Unhedged.   The   Portfolio's
expected  turnover  ranges  between 500% and 1,000% per
year,   but  may  be   higher   depending   on   market
conditions.


                                          International opportunities Portfolio

Broad Market Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------


The Portfolio's average U.S.  dollar-weighted  duration
generally  will not  exceed  one year plus or minus the
average  duration of the J.P. Morgan Global  Government
Bond Indices  (either the  Non-U.S.  Hedged or Non-U.S.
Unhedged,   whichever   is  lower).   The   Portfolio's
expected  turnover  ranges  between 500% and 1,000% per
year,   but  may  be   higher   depending   on   market
conditions.


                                            International corporate Portfolio

International Corporate Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year plus or minus the average duration of the Lehman Brothers Euro Corporate Bond Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                                                emerging markets Portfolio

Broad Market Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:           Quality:
        CCC-                 Caa3                 C                   P-3                LC-3                 B
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the composite index of 60% J.P. Morgan Emerging Local Markets Index Plus and 40% J.P. Morgan Emerging Markets Bond Index Plus. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.

                                               Global high yield Portfolio

Broad Market Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:           Quality:
        CCC-                 Caa3                 C                   P-3                LC-3                 B
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the Salomon Smith Barney All BB & B Rated Issues Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.


                                               inflation-indexed Portfolio

Broad Market Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- --------------- ----------------------
                                                 S&P                Moody's                          Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):       Thompson:           Quality:
        BBB-                 Baa                 A-2                  P-2                B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- --------------- ----------------------

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the Lehman Brothers Global Real Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.

                                            Inflation-Indexed Hedged Portfolio

Broad Market Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ---------------- ---------------------
                                                 S&P                Moody's                          Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:           Quality:
        BBB-                 Baa                 A-2                  P-2                 B               AA (Aa)
--------------------- ------------------- ------------------- -------------------- ---------------- ---------------------

The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year, plus or minus the average duration of the Lehman Brothers Global Real Index. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.

                Broad market Portfolio

Broad Market Portfolio Minimum Quality Ratings:

--------------------- ------------------- ------------------- -------------------- ----------------- --------------------
                                                 S&P                Moody's                           Average Portfolio
        S&P:               Moody's:         (Short-Term):        (Short-Term):        Thompson:            Quality
        BBB-                 Baa3                A-2                  P-2                 B                AA (Aa)
--------------------- ------------------- ------------------- -------------------- ----------------- --------------------

The average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Aggregate Bond Index.. The Portfolio's expected turnover ranges between 500% and 1,000% per year, but may be higher depending on market conditions.



         supplemental inVestment information

       SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "Descriptions of Investments and the Risks Involved." Additional information concerning the characteristics of certain of the Portfolio's investments are set forth below.

U.S. Treasury and U.S. Government Agency Securities
U.S.  Treasury and U.S.  Government  Agency  Securities
differ  primarily in their interest rates,  the lengths
of   their   maturities   and  the   dates   of   their
issuances.  While  these  securities  are issued  under
the   authority  of  an  Act  of  Congress,   the  U.S.
Government  is  not  obligated  to  provide   financial
support to the issuing instrumentalities.

Foreign Government and International and Supranational Agency Securities Obligations issued by foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following entities: a. International Bank for Reconstruction, and Development ("World Bank"); b. European Steel and Coal Community; c. Asian Development Bank, the European Bank for Reconstruction; and d. Development and the Inter-American Development Bank. The governmental members, or "shareholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Bank Obligations
The Fund limits its U.S. bank  obligations  investments
to  U.S.   banks  meeting  the   Investment   Adviser's
creditworthiness   criteria.   The  Fund   limits   its
investments  in  foreign  bank  obligations  to foreign
banks  (including  U.S.   branches  of  foreign  banks)
meeting the Investment  Adviser's or the  Sub-Adviser's
investment   quality   standards.    Generally,    such
foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.

Repurchase and Reverse Repurchase Agreements When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities with which there is an active repurchase market. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

Dollar Roll Transactions
"Dollar roll" transactions occur when a Portfolio sells GNMA certificates or other mortgage-backed securities to a bank or broker-dealer (the "counterparty") along with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which, the Portfolio agrees to buy a security on a future date. Portfolios will not use such transactions for leverage purposes and will segregate cash, U.S. Government securities or other appropriate securities in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio may forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the Portfolio fee received, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

Mortgage-Backed Securities
Mortgage-backed securities can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities ("MBS") and the classes are often referred to as "traunches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. No payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

Other Asset-Backed Securities
The Investment Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be developed and offered to investors in the future. Certain asset-backed securities have already been offered to investors including securities backed by automobile loans and credit card receivables. Consistent with each Portfolio's investment objectives and policies, a Portfolio may invest in other types of asset-backed securities as they become available.

Zero Coupon Securities and Custodial Receipts Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons or receipts for their underlying principal (the "coupons") which have been separated by their holder. Holders are typically custodian banks or investment brokerage firms. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Loan Participations
A loan participation is an interest in a loan to a U.S. corporation (the "corporate borrower") which is administered and sold by an intermediary bank. The borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank who sold the loan participation. Such loans must be to issuers whose obligations a Portfolio may invest. Any participation purchased by a Portfolio must be issued by a bank in the United States with assets exceeding $1 billion. (See: "Supplemental Discussion of Risks Associated With the Fund's Investment Policies and Investment Techniques")

Variable Amount Master Demand Notes Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio (as lender) and a borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally non-transferable, nor are they ordinarily rated by either Moody's or Standard & Poors.

Currency-Indexed Notes
In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio may purchase a currency-indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to any changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable a Portfolio to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive market rate of return. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

Principal Exchange Rate Linked Securities Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse principal exchange rate linked securities differ from "standard" PERL securities in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S. dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

Performance Indexed Paper
Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper, whose yield is linked to certain foreign exchange rate movements. The investor's yield on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate of return above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of investment return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Foreign Currency Exchange-Related Securities Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's investment Adviser or the Sub-Adviser bases its decision to invest in any future foreign currency exchange-related securities on the same general criteria applicable to the Investment Adviser's or Sub-Adviser's decision for such Portfolio to invest in any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the Investment Adviser's or Sub-Adviser's analysis of interest rates, issuer risk and other factors.

Securities Denominated in Multi-National Currency Units or More Than One Currency An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"). The ECU is a "basket" consisting of specified currency amounts of the member states of the European Community, a Western European economic cooperative organization. The specific currency amounts comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, commonly issue ECU-denominated obligations.

Foreign Currency Warrants
Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from their issuer (generally, for warrants issued in the United States in U.S. Dollars). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from complex political or economic factors.

Municipal Instruments
Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights permitting a Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit (conditional commitments to lend) or letters of credit, (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.


SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

Borrowing
Each Portfolio may borrow money temporarily from banks when:
a.       it is advantageous to do so in order to meet redemption requests,
b. a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,
c. the custodian of the Fund fails to complete delivery of securities sold, or
d. a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio.
In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements.

Securities Lending
With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities. The value of these securities may not exceed 33 1/3% of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if it receives in return, collateral in cash, U.S. Government Securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee thereby potentially increasing its total return.


 SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH THE
 FUND'S INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "INVESTMENT TECHNIQUES / STRATEGIES & ASSOCIATED RISKS." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

Foreign Investments
Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of portfolio assets remain uninvested, earning no return. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose portfolio securities due to settlement problems could result either in portfolio losses due to subsequent declines in portfolio security value or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations which may impact currency exchange rates.

Foreign Bank Obligations
Foreign bank obligations involve somewhat different investment risks than those affecting obligations of United States banks. Included in these risks are possibilities that:
a. investment liquidity may be impaired due to future political and economic developments;
b. their obligations may be less marketable than comparable obligations of United States banks;
c. a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations;
d.       foreign deposits may be seized or nationalized;
e. foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations;
f. the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or
g. the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.
Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in commercial banking and diversified securities activities.

Dollar Roll Transactions
Dollar roll transactions involve potential risks of loss which differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than an identical security. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.

Mortgage and Asset-Backed Securities Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. While Portfolios only invest in asset-backed securities the Investment Adviser believes are liquid, market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

Forward Commitments
Portfolios may purchase securities on a when-issued or forward commitment basis. These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. If this were to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

Loan Participations
Because the bank issuing a loan participation does not guarantee the participation in any way, it is subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert, through the issuing bank, such rights as may exist against the underlying corporate borrower should the underlying corporate borrower fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Moreover, under the terms of the loan participation, the purchasing Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a Portfolio will be treated as illiquid, until the Board of Directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value, as determined by procedures approved by the Board of Directors.

High Yield/High Risk Debt Securities High Yield, Emerging Markets and Global High Yield will invest its assets in debt securities which are rated below investment-grade--that is, rated below Baa by Moody's or BBB by Standard & Poors, and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser. Securities below investment grade carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater price volatility and risk of principal and income. These securities may be less liquid than securities in the higher rating categories and are considered to be speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Ratings Descriptions" in this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stresses which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments.


            Supplemental Hedging Techniques

Each of the Portfolios may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, Worldwide-Hedged and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Techniques / Strategies & Associated Risks" in the Prospectus and "Tax Considerations" below for more information on hedging.)

Forward Foreign Currency Exchange Contracts & Associated Risks Each Portfolio may, and generally the Global and International Portfolios will, purchase and sell forward contracts. A forward contract obligates one party to purchase and the other party to sell a definite foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in the U.S. dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in the U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income may be denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "position hedge"), the Investment Adviser or the Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future. Thus, such contracts may lock in the U.S. dollar cost of purchasing foreign currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which their assets are denominated. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent value of the prices of or rates of return on the assets held in the Portfolio.

The use of such techniques will subject the Portfolio to certain risks:
a. the foreign exchange markets can be highly volatile and are subject to sharp price fluctuations;
b. trading forward contracts can involve a degree of leverage, and relatively small movements in the rates of
     exchange  between  the  currencies   underlying  a
     contract    could   result   in   immediate    and
     substantial losses to the investor;
c. trading losses that are not offset by corresponding gains in assets being hedged could reduce the value of assets held by a Portfolio;
d. the precise matching of the forward contract amounts and the value of the hedged portfolio securities involved
     will  not   generally  be  possible.   The  future
     value  of  such   foreign   currency   denominated
     portfolio    securities    will    change   as   a
     consequence  of market  movements  in the value of
     those  securities.  This  change is  unrelated  to
     fluctuations   in  exchange  rates  and  the  U.S.
     dollar-equivalent value of such assets between the date the forward contract is entered into and the date that it is sold. Thus, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market (and bear the expense of such purchase), if the market value of the security is less than the amount of the foreign currency it may deliver, pursuant to the forward contract.

The success of any currency hedging technique depends on the ability of the Investment Adviser or Sub-Adviser to predict correctly, movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, or if unanticipated changes in foreign currency exchange rates occur, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio   costs  of  engaging  in  foreign   currency
forward contracts will vary with factors such as:
a.       the foreign currency involved;
b.       the length of the contract period; and
c. the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.
Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated. In those circumstances, the correlation between movement in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly, the ability to trade the contract or otherwise, to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency portfolio securities may reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Other Strategies of the Global and International Portfolios The Global and International Portfolios may use forward contracts to hedge the value of portfolio securities against changes in exchange rates. These Portfolios may attempt to enhance its portfolio return by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of its assets denominated in that currency or when it does not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able to predict correctly the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance the Portfolio's return. In addition, if the Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

Options on Foreign Currencies
Each Portfolio may purchase and sell (or write) put and call options on foreign currencies protecting against:
a. a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon, or
b. a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's benefits from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction, or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, requiring them to forego a portion or all of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised, allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If movement in the expected direction does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Securities
Each Portfolio may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If a Portfolios purchases a put option and the value of the security decreases below the strike price of the option, the Portfolio has the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the Portfolio will have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options on securities reflect the change in price of a group of securities rather than an individual security. The exercise of options on securities indices are settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

Considerations Concerning Options
The writer of an option receives a premium which it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price (the "exercise price") for a specified length of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified length of time. Upon exercising a put option, the writer of the put option is obligated to purchase securities or currency underlying the option at the exercise price during the term of the option. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options. Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions. (e.g. options the Portfolio has purchased with the result that the Portfolio would have to exercise the options in order to realize any profit). If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either: 1) the option expires, or 2) the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

      Exchange Traded & OTC Options U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, over the counter ("OTC") options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from which it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.

      Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. A Portfolio will only enter into OTC options with dealers who agree to enter into them, and those who are capable of entering into closing transactions with the Portfolio. There can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires, it is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

     Foreign Currencies
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Thus, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     The use of options to hedge a Portfolio's foreign currency-denominated portfolio, or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

     A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Portfolio's securities should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

     The value of an option position will reflect, among other things:
a.       the current market price of the underlying currency or security;
b.       the time remaining until expiration;
c.       the relationship of the exercise price to the market price;
d.       the historical price volatility of the underlying currency; and
e.       security and general market conditions.
     For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

     Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by any Portfolio is in-the-money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

     A Portfolio's activities in the options market may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves, or foreign exchange rate fluctuations.

Futures Contracts
Each   Portfolio  may  enter  into  contracts  for  the
purchase  or sale for  future  delivery  (a  "futures
contract") of:
a.       fixed-income securities or foreign currencies;
b.       contracts based on financial indices including
         any index of U.S. Government Securities;
c.       foreign government securities; or
d.       corporate debt securities.
U.S.   futures   contracts   have  been   designed   by
exchanges  which  have been  designated  as  "contracts
markets" by the CFTC,  and must be  executed  through a
futures commission  merchant,  or brokerage firm, which
is a member of the relevant  contract  market.  Futures
contracts  trade on a number of exchanges and,  through
their clearing  corporations,  the exchanges  guarantee
performance  of the  contracts  as between the clearing
members of the  exchange.  A Portfolio  will enter into
futures  contracts,  based on debt  securities that are
backed  by the  full  faith  and  credit  of  the  U.S.
Government,  such as  long-term  U.S.  Treasury  Bonds,
Treasury     Notes,      GNMA-modified     pass-through
mortgage-backed   securities   and   three-month   U.S.
Treasury   Bills.   Portfolios   may  also  enter  into
futures  contracts  based on  securities  that would be
eligible  investments  for such  Portfolio and that are
denominated   in   currencies   other   than  the  U.S.
dollar.  This  includes,  without  limitation,  futures
contracts  based  on  government  bonds  issued  in the
United  Kingdom,   Japan,   the  Federal   Republic  of
Germany, France and Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies.

A Portfolio would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures  contracts  entail special  risks.  Among other
things,  the  ordinary  spreads  between  values in the
cash and futures  markets,  due to  differences  in the
character   of   these   markets,    are   subject   to
distortions relating to:
a.      investors' obligations to meet additional variation margin requirements;
b. decisions to make or take delivery, rather than entering into offsetting transactions; and
c. the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.
The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

The Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios. However, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Portfolio hedges against an interest rate increase, (which would adversely affect the price of debt securities held) and interest rates decrease, the Portfolio would lose part or all of the benefit of the increased value of its assets which it had hedged. This would result in offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Portfolio may have to sell assets at a time when it may be disadvantageous to do so.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are generally subject to the same risks that apply to the use of futures. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents. It may also be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Futures Contracts
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium providing a partial hedge against any increase in the price of securities which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Portfolio securities. Thus, a Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is:

  RISK = THE PREMIUM PAID FOR THE OPTION + RELATED
                  TRANSACTION COSTS

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts, unless and until the market for such options has developed sufficiently. This would make clearer the risks connected with such options, and would allow the are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. This is subject to the investment Advisor's or Sub-Advisor's discretion. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss. This would occur when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

                   INVESTMENT RESTRICTIONS

The  Fund has  adopted  the  investment  restrictions
listed  below  relating  to the  investment  of  each
Portfolio's  assets  and its  activities.  These  are
fundamental   policies   that  may  not  be   changed
without  the  approval  of the  holders of a majority
of the outstanding  voting  securities of a Portfolio
(which  for  this  purpose  and  under  the  1940 Act
means   the   lesser   of  (i)  67%  of  the   shares
represented  at a meeting  at which  more than 50% of
the  outstanding  shares are represented or (ii) more
than  50%  of  the  outstanding  shares).  Portfolios
may not:
a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that a Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., a Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);
b.       issue senior securities (other than as specified in clause a);
c. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
d. make short sales of securities (does not include options, futures, options on futures or forward currency
      contracts)    except   for   Mortgage    LIBOR,
      Mortgage-Backed,   Asset-Backed,   High  Yield,
      Enhanced   Equity   market,   U.S.   Corporate,
      International   Opportunities,    International
      Corporate,       Global       High       Yield,
      Inflation-Indexed and Inflation-Indexed Hedged;
e.    underwrite securities of other issuers;
f.    invest in companies for the purpose of exercising control or management;
g.    purchase  or  sell  real  estate   (other   than   marketable   securities
      representing interests in, or backed by, real estate); or
h. purchase or sell physical commodities or related commodity contracts.

In addition, each Portfolio is prohibited from:
a. purchasing or retaining securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer; and
b.       the  investment of more than fifteen  percent
      (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

From time to time, a Portfolio's investment policy may restrict or limit the maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or set forth a policy regarding quality standards. If so, such standard or percentage limitation shall be determined immediately after, and as a result of, the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and restrictions.

Additional investment restrictions specific to a particular portfolio are as follows:

Money Market Portfolio
Money Market may not (although not a fundamental policy):
a.   invest more than 5% of its total assets in the
     securities of any one issuer or in premiums
     related to puts from
     any   one   issuer,   except   U.S.   Government
     securities,  provided  that  the  Portfolio  may
     invest  more  than  5% of its  total  assets  in
     first  tier  securities  of any one issuer for a
     period  of up to  three  business  days  or,  in
     unrated  securities that have been determined to
     be  of  comparable  quality  by  the  Investment
     Adviser; or
b. invest more than 5% of its total assets in second tier securities, or in unrated securities determined by the Investment Adviser to be of comparable quality.
c.       Money Market Minimum Credit Ratings for Allowable Investments:
     1.  First  Tier   Securities:   any  instruments
         ------------------------
     receiving  the highest  short-term  rating by at
     least  two  nationally  recognized   statistical
     rating  organizations  ("NRSROs")  such as "A-1"
     by  Standard  & Poor's  and "P-1" by  Moody's or
     are single  rated and have  received the highest
     short-term  rating by the NRSRO.  This  includes
     all instruments  issued by the U.S.  Government,
     its  agencies  or   instrumentalities   and  any
     single  rated and unrated  instruments  that are
     determined  to be of  comparable  quality by the
     Investment   Adviser   pursuant  to   guidelines
     approved by the Board of Directors.
     2.  Second  Tier   Securities:   any  instrument
         -------------------------
     rated  by  two  NRSROs  in  the  second  highest
     category,  or rated by one NRSRO in the  highest
     category  and by  another  NRSRO  in the  second
     highest  category  or by one NRSRO in the second
     highest  category.  Second Tier  Securities  are
     limited in total of 5% of the Portfolio's  total
     assets  and on a per  issuer  basis,  to no more
     than the greater of 1% of the Portfolio's  total
     assets or  $1,000,000.  This also  includes  any
     single  rated and unrated  instruments  that are
     determined  to be of  comparable  quality by the
     Investment   Adviser   pursuant  to   guidelines
     approved by the Board of Directors.


U.S. Short-Term Portfolio
U.S.   Short-Term   has   adopted   five   additional
fundamental   policies   that  may  not  be   changed
without  the  approval  of the  holders of a majority
of the shares of the  Portfolio.  The  Portfolio  may
not:
a.   invest more than 5% of its total assets in the
     securities of any issuer (other than U.S.  Government
     Securities and repurchase agreements);
b.   invest more than 25% of its total  assets in the
     securities  of issuers in
     any  industry  (other  than  U.S.  Government
     Securities  and the  banking industry);
c.   enter into  repurchase  or reverse  repurchase
     agreements  if, as a result  thereof,  more than
     25% of its total assets   would   be   subject
     to repurchase agreements;
d.       make loans to other persons, except by:
i.       the  purchase  of a portion of an issue of debt
         obligations  in which a  Portfolio  is  authorized
         to invest in
         accordance with its investment objectives,
ii.      engaging in repurchase agreements, or
iii.     purchasing or selling commodities or commidity
         contracts,  except that the Portfolio may utilize
         up to 5% of its
         total  assets  as  margin  and  premiums  to
         purchase   and  sell   futures  and  options
         contracts on CFTC-regulated exchanges.

Worldwide and Worldwide-Hedged Portfolios
Worldwide  and  Worldwide-Hedged  each  have  adopted
two additional  fundamental  policies that may not be
changed  without  the  approval  of the  holders of a
majority  of the  shares  of either  Portfolio.  Each
Portfolio may not:
a. enter into repurchase or reverse repurchase agreements if, as a result thereof, more than 25% of its total
     assets   would   be   subject   to    repurchase
     agreements; or
b. purchase or sell commodities or commodity contracts, except that each Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase
     and  sell   futures  and  options   contracts   on
     CFTC-regulated exchanges.

Illiquid Securities
The  Commission's  staff has taken  the  position  that
purchased  OTC  options  and the  assets  used as cover
for  written  OTC  options  are  illiquid   securities.
Therefore,  each  Portfolio  has adopted an  investment
policy   regarding   the   purchase   or  sale  of  OTC
options.  The  purchase  or sale of an OTC option  will
be restricted if:
a. the total market value of the Portfolio's outstanding OTC options exceed 15% (10% for Money Market) of the
     Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;
b. the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio exceed 15% (10% for Money Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable; and
c. margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% (10% for Money Market)
     of the net  assets  of such  Portfolio,  taken  at
     market  value,  together  with all other assets of
     the  Portfolio   that  are  illiquid  or  are  not
     otherwise readily marketable.

This policy is not fundamental to Portfolio operations and the Fund's Directors may amended it without the approval of the Fund's or a Portfolio's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

                PORTFOLIO TRANSACTIONS

The Fund's debt securities are primarily traded in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts normally involving brokerage commissions.

For the years ended December 31, 1998 (to be provided), December 31, 1997, December 31, 1996 and December 31, 1995, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio were as follows:

----------------------------------- ------------------------- -------------------------- -----------------------
                                           Year Ended                Year Ended                Year Ended
            Portfolio                  December 31, 1997          December 31, 1996        December 31, 1995
----------------------------------- ------------------------- -------------------------- -----------------------
                                                                  U.S. Portfolios
                  ----------------------------------------------------------------------------------------------------------------
         U.S. Short -Term                   $ 126,108                  $ 110,133                $ 187,185
         Limited Duration                       3,649                          0                   27,616
       Mortgage-Backed (1)                    463,651                     30,152                      N/A
                  ----------------------------------------------------------------------------------------------------------------
                                                        Global and International Portfolios
----------------------------------- ------------------------- -------------------------- -----------------------
   Global Tactical Exposure (2)              $127,213                    $12,342                  $15,643
            Worldwide                          21,065                   $10,254                    15,268
         Worldwide-Hedged                      11,724                     2,719                     3,083
        International (3)                      13,040                      2,707                      N/A
       Emerging Markets (4)                     7,697                        N/A                      N/A
----------------------------------- ------------------------- -------------------------- -----------------------

(1)      Commenced operations April 29, 1996.
(2) The Portfolio was fully liquidated on December 30, 1994, and recommenced operations on September 14, 1995.
(3)      Commenced operations May 9, 1996.
(4)      Commenced operations on August 12, 1997.

The cost of executing transactions will consist primarily of dealer spreads. These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, incurring this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. The Investment Adviser and/or Sub-Adviser may decide that a particular investment, which is appropriate for one Portfolio, is considered for purchase for the account of another Portfolio, client or fund. If this occurs, the investment opportunity, as well as the expenses incurred in the transaction, will be allocated in a manner deemed equitable by the Investment Adviser.

The Global and International Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of an investment company investing exclusively in domestic securities.


            SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences, does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action. Each investor is advised to consult their own tax advisor for more complete information on specific tax consequences.

Qualification as a Regulated Investment Company Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, a Portfolio must, among other things:
a.   derive at least 90% of its gross income each taxable year,  from dividends,  interest,  payments (with respect to
     securities  loans  and  gains  from  the  sale  or
     other   disposition   of   securities  or  foreign
     currencies)  or  other  income   (including  gains
     from  options,   futures  or  forward   contracts)
     derived   from  its   business  of   investing  in
     securities    or    foreign     currencies    (the
     "Qualifying Income Requirement");
     ------------------------------
b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:
a.       at  least  50% of the  Portfolio's  asset  market
         value  is  represented  by  cash  and  cash  items
         (including receivables),  U.S.  Government  Securities,
         securities   of   other   RICs   and   other
         securities,  with such other  securities  of
         any one  issuer  limited  to an  amount  not
         greater   than  5%  of  the   value  of  the
         Portfolio's  total  assets  and not  greater
         than   10%   of   the   outstanding   voting
         securities of such issuer and
      ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and
c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).
The U.S. Treasury Department has the authority to promulgate regulations, pursuant to which, gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income. To date, such regulations have not been promulgated.

If a  Portfolio  does  not  qualify  as a RIC  for  any
taxable year,  all of its taxable  income will be taxed
to  the   Portfolio  at  corporate   rates.   For  each
taxable  year  the  Portfolio  qualifies  as a RIC,  it
will  not be  subject  to  federal  income  tax on that
part of its investment  company  taxable income and net
capital  gains  (the  excess of net  long-term  capital
gain over net  short-term  capital loss) it distributes
to  its   shareholders.   In   addition,   to  avoid  a
nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of :
a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;
b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and
c. any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional Portfolio shares. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

Distributions
The   following   qualifies   as   taxable   income  to
Portfolio shareholders:
a.       Portfolio's automatic reinvestment of its ordinary income,
b. net short-term capital gains and net long-term capital gains in additional Portfolio shares, and
c.       distribution of such shares to shareholders.
Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and then reinvested by them in Portfolio shares--even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term Portfolio capital gains will be taxable to shareholders as ordinary income. Each Portfolio's automatic reinvestment of any net long-term capital gains designated as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the
Portfolio: a. declares it during October, November or December, and b. the distribution has a record date in such a month, and
c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to  shareholders  in the  calendar  year in  which  the
distributions   are   declared,   rather  than  in  the
calendar   year  in   which   the   distributions   are
received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Sale of Shares
Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. A shareholder holding Portfolio shares for six months or longer will realize a long term capital loss on share disposition. Should such loss occur, to the extent of any net capital gains distributions deemed received by the shareholder.

Zero Coupon Securities
A Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "original issue discount"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

Hedging Transactions
Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"). This is so, regardless of the length of the Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"). As such, any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

     Straddles
     The hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes, affecting the character of gains or losses realized by the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been executed, thus, the Portfolio tax consequences of engaging in straddles transactions are unclear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.

     A Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

     Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

Foreign Currency-Related Transactions
Gains  or  losses   attributable   to   exchange   rate
fluctuations  are generally  treated as ordinary income
or  ordinary  loss when they occur  between  the time a
Portfolio   accrues  interest  or  other   receivables,
accrues expenses or other  liabilities,  denominated in
a  foreign   currency   and  the  time  the   Portfolio
actually  collects  such  receivables,   or  pays  such
liabilities. In addition, gains or losses may be the result of:
a.       certain option dispositions
b.       futures and forward contracts
c.       debt security dispositions denominated in a foreign currency
d. fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

Backup Withholding
A Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 31% rate applies to shareholders receiving redemption payments who: a. fail to provide the Portfolio with their correct taxpayer identification number; b. fail to make required certifications, c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Foreign Shareholders
A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.

If a foreign shareholder's Portfolio income is found to be "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate). Such tax is generally withheld from distributions and any gains upon redemption. Capital gain distributions and any gains upon redemption, sale or exchange of shares are subject to U.S. tax at the rate of 30% (or lower treaty rate). The 30% rate also applies to a nonresident alien who is physically present in the U.S. for longer than 182 days during the taxable year and fails to meet certain other requirements. The 30% capital gains tax on non-resident alien individuals, physically present in the U.S. longer than 182 days, only applies in exceptional cases because any individual present in the U.S. longer than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, he or she would be subject to U.S. federal income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-resident alien shareholder, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% of deemed distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption.
See "Backup Withholding" above.

If  a  foreign   shareholder's   Portfolio   income  is
effectively  connected  with a U.S.  trade or business,
then:
a.       deemed distributions of investment company taxable income,
b.       capital gain dividends, and
c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be  subject  to  U.S.  Federal  income  tax at the
graduated   rates   applicable  to  U.S.   citizens  or
domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio.

Short Sales
Each of the following Portfolios: Mortgage LIBOR, Mortgage-Backed, Asset-Backed, High Yield, Enhanced Equity Market, U.S. Corporate, International Opportunities, International Corporate, Global High Yield, Inflation-Indexed and Inflation-Indexed Hedged will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. In addition, the Portfolio's holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

U.S. Short-Term Portfolio
As a result of its expected high portfolio turnover rate, U.S. Short-Term Portfolio may recognize higher short-term capital gains than mutual funds with lower turnover rates. Such gains must be distributed to shareholders.

Global and International Portfolios Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the International Portfolios, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. federal income tax on portfolio income may not claim this deduction or credit. International Portfolio shareholders will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

Other Taxes
A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.


                SHAREHOLDER INFORMATION

Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank & Trust Company, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares are recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of purchase or redemption are sent to each shareholder. Monthly account statements are sent detailing which shares were purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). None of the Fund, Investors Capital, AMT Capital and the Transfer Agent will be responsible for the validity of written or telephonic requests.

Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making whole or part payment in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.


            CALCULATION OF PERFORMANCE DATA

From time to time, Portfolios may include their yield and total return in reports to shareholders or prospective investors. Quotations of a Portfolio's yield are based on all investment income per share during a particular 30-day (or one month) period, (including dividends and interest), less expenses accrued during the period ("net investment income"). Such quotations are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula which is prescribed by the Commission:

                        Yield =         2  [ (   a  -    + 1 ) 6  - 1]
                                                 ------
                                                 b
                                                   c d
Where:
    a =    dividends  and  interest  earned  during the
period,
    b = expenses accrued for the period (net of reimbursements),
    c = the average daily number of Shares of a Portfolio outstanding during he period that were entitled to receive .................................................dividends
    d =    the  maximum  offering  price  per  share on
the last day of the period.

The yield as defined above for each relevant Fund Portfolio for the 30-day period ended December 31, 1997 is as follows:

                  U.S. Portfolios
                  U.S. Short-Term   ....................................5.61%
                  Limited Duration  ....................................5.91%

                  Global and International Portfolios
                  Global Tactical Exposure .............................4.72%
                  Worldwide   ..........................................5.51%
                  Worldwide-Hedged  ....................................5.23%
                  International.........................................5.32%
                  Emerging Markets                                      9.00%

The Money Market Portfolio may, from time to time, include the "yield" and "effective yield" in advertisements or reports to shareholders or prospective investors.

Yield is calculated by first determining the net change over a 7-calendar day period, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. This number is then divided by the value of the account at the beginning of the base period, to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield is stated to the nearest hundredth of one percent. The effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

 Effective Yield = [(Base Period Return + 1)365/7] - 1

Money Market Portfolio's yield and effective yield for the seven-day period ended December 31, 1997 are 5.76% and 5.93%, respectively.

Average annual total return quotes will be expressed as the average annual compounded rate of return of a hypothetical investment in a Fund Portfolio over 1, 5 and 10 years (up to the life of the Portfolio). This will be calculated pursuant to the following formula, prescribed by the Securities and Exchange
Commission:

                                                   P(1 + T)n = ERV

Where                      P =      a hypothetical initial payment of $1,000,
                           T =      the average annual total return,
                           n =      the number of years, and
                           ERV      =  the   ending   redeemable   value   of  a
                                    hypothetical $1,000 payment made at the beginning of the period.

                  All total return figures assume that all dividends are reinvested when paid.

From the time of Fund commencement (to be updated for 12/31/98 numbers), the total return as defined above, for each Portfolio (annualized) for the one and five year periods, and life of the Portfolio, ended December 31, 1997 are as follows:


                                              One Year         Five Years*        Life of Portfolio        Inception
U.S. Portfolios
Money Market                                    5.46%              N/A                 5.02%*               11/1/93
U.S. Short-Term                                 5.09%             4.58%                5.17%*               12/6/89
Limited Duration                                7.21%              N/A                 5.76%*               7/26/93
Mortgage-Backed                                 10.19              N/A                 10.06%*              4/29/96

Global and International Portfolios
Global Tactical Exposure**                      8.77%              N/A                 6.87%*               9/14/95
Worldwide                                       2.93%             6.78%                7.62%*               4/15/92
Worldwide-Hedged                               12.60%             10.85%               10.71%*              5/19/92
International                                  (0.43%)             N/A                 3.73%*                5/9/96
Emerging Markets                                 N/A               N/A                 (1.20%)              8/12/97


*  Annualized
** The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%.

                 FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31, 1997 are incorporated herein by reference to the Annual Report to shareholders covering this period. A copy has been delivered with this Statement of Additional Information.

                                                         APPENDIX

                     MERRILL LYNCH 1-2.99 YEAR TREASURY INDEX1
                     Quarterly Returns: March 1988 - June 1998
                     (To be updated through March 1999)


--------------------------- -----------------------------          --------------------------- ---------------------------
       Quarter End                    Return %                            Quarter End                   Return %
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------

--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/88                         2.64                                  6/93                        1.08
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/88                         1.04                                  9/93                        1.43
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/88                         1.45                                 12/93                        0.59
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/88                         0.96                                  3/94                       (0.50)
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/89                         1.24                                  6/94                        0.08
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/89                         4.98                                  9/94                        0.99
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/89                         1.46                                 12/94                        0.01
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/89                         2.82                                  3/95                        3.36
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/90                         0.89                                  6/95                        3.21
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/90                         2.80                                  9/95                        1.51
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/90                         2.38                                 12/95                        2.51
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/90                         3.32                                  3/96                        0.34
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/91                         2.20                                  6/96                        1.01
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/91                         1.97                                  9/96                        1.65
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/91                         3.36                                 12/96                        1.91
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/91                         3.68                                  3/97                        0.66
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/92                         0.16                                  6/97                        2.20
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           6/92                         2.88                                  9/97                        1.96
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           9/92                         2.98                                 12/97                        1.68
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
          12/92                         0.18                                  3/98                        1.47
--------------------------- -----------------------------          --------------------------- ---------------------------
--------------------------- -----------------------------          --------------------------- ---------------------------
           3/93                         2.21                                  6/98                        1.53
--------------------------- -----------------------------          --------------------------- ---------------------------

1Time-weighted rates of return, unannualized.

                                             QUALITY RATING DESCRIPTIONS

             Standard & Poors Corporation

AAA.  Bonds  rated  AAA  are  the  highest  grade  debt
obligations.   This  rating   indicates   an  extremely
strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B. Bonds rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC. Bonds rated CCC are currently vulnerable to nonpayment, and is dependant upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. It the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC.        Bonds rated CC are currently highly vulnerable to nonpayment.

C. Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


            Moody's Investors Service, Inc.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. These bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. These bonds possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. These bonds are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. These bonds possess speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B. These bonds lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. This rating represents bonds which may be in default or, there may be present elements of danger with respect to principal or interest.

Ca.   This   rating   represents   highly   speculative
bonds. Such instruments are often in default or have other marked shorcomings.

C. The lowest class of bonds, the prospects of attaining any real investment standing are poor.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this rating are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this rating are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

MIG-3. Notes bearing this rating are of favorable quality, although liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be well established.



P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

                Thomson Bankwatch, Inc.

A. Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

                     IBCA Limited

A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.



Part C            OTHER INFORMATION


Item 23.       Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):

                           (a)(1)   Articles of
                                    Incorporation,
                                    dated  February 23,
                                    1989,    filed   as
                                    Exhibit     1    to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (a)(2)   Articles of
                                    Amendment,    dated
                                    July    1,    1991,
                                    filed  as   Exhibit
                                    1(a)             to
                                    Post-Effective
                                    Amendment  No. 4 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (a)(3)   Articles of
                                    Amendment,    dated
                                    July   26,    1991,
                                    filed  as   Exhibit
                                    1(a)             to
                                    Post-Effective
                                    Amendment  No. 5 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (a)(4)   Articles
                                    Supplementary,
                                    dated  February 16,
                                    1993,    filed   as
                                    Exhibit   1(c)   to
                                    Post-Effective
                                    Amendment   No.  10
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (a)(5)   Articles of
                                    Amendment,    dated
                                    August  17,   1995,
                                    filed  as   Exhibit
                                    1(d)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (a)(6)   Articles of
                                    Amendment,    dated
                                    December  11, 1996,
                                    filed  as   Exhibit
                                    1(e)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (a)(7)   Articles of
                                    Amendment,    dated
                                    July 8, 1998  filed
                                    as Exhibit  (1f) to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.
 .
                           (a)(8)   Articles of
                                    Amendment,    dated
                                    December  10, 1998,
                                    filed herewith.

                           (b)(1)   By-laws, filed  as
                                    Exhibit     2    to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (b)(2)   Amended By-laws,
                                    filed as  Exhibit 2
                                    to   Post-Effective
                                    Amendment  No. 2 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (b)(3)   Amendment to
                                    By-laws,  filed  as
                                    Exhibit   2(a)   to
                                    Post-Effective
                                    Amendment  No. 5 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (c)      Not Applicable.


                           (d)(1)   Management
                                    Agreement   between
                                    the  Registrant and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    November  30, 1989,
                                    filed as  Exhibit 5
                                    to    Pre-Effective
                                    Amendment  No. 3 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(2)   Amendment to
                                    Management
                                    Agreement   between
                                    the  Registrant and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    September       25,
                                    1990,    filed   as
                                    Exhibit     5    to
                                    Post-Effective
                                    Amendment  No. 2 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(3)   Amended and
                                    Restated
                                    Management
                                    Agreement   between
                                    the  Registrant and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,  dated August
                                    31, 1991,  filed as
                                    Exhibit     5    to
                                    Post-Effective
                                    Amendment  No. 5 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(4)   Sub-Advisory
                                    Agreement   between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis  Trees  and
                                    Watts,        dated
                                    August  31,   1991,
                                    filed  as   Exhibit
                                    5(a)             to
                                    Post-Effective
                                    Amendment  No. 5 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(5)   Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the  Stable  Return
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    February  18, 1993,
                                    filed  as   Exhibit
                                    5(d)             to
                                    Post-Effective
                                    Amendment   No.  10
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(6)   Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the  U.S.  Treasury
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    February  18, 1993,
                                    filed  as   Exhibit
                                    5(e)             to
                                    Post-Effective
                                    Amendment   No.  10
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(7)   Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the  Broad   Market
                                    Fixed        Income
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    February  18, 1993,
                                    filed  as   Exhibit
                                    5(g)             to
                                    Post-Effective
                                    Amendment   No.  10
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(8)   Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the   International
                                    Fixed        Income
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    February  18,  1993
                                    filed,  as  Exhibit
                                    5(i)             to
                                    Post-Effective
                                    Amendment   No.  10
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(9)   Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the   International
                                    Fixed
                                    Income-Hedged
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    February  18, 1993,
                                    filed  as   Exhibit
                                    5(j)             to
                                    Post-Effective
                                    Amendment   No.  10
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(10)  Sub-Advisory
                                    Agreement  (for the
                                    International
                                    Fixed        Income
                                    Portfolio)  between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis   Trees   &
                                    Watts,        dated
                                    February  18, 1993,
                                    filed  as   Exhibit
                                    5(l)             to
                                    Post-Effective
                                    Amendment   No.  10
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(11)  Sub-Advisory
                                    Agreement  (for the
                                    International
                                    Fixed
                                    Income-Hedged
                                    Portfolio)  between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis   Trees   &
                                    Watts,        dated
                                    February  18, 1993,
                                    filed  as   Exhibit
                                    5(m)             to
                                    Post-Effective
                                    Amendment   No.  10
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(12)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the Mortgage  Total
                                    Return   Portfolio)
                                    and         Fischer
                                    Francis   Trees   &
                                    Watts,  Inc., dated
                                    January   2,  1996,
                                    filed  as   Exhibit
                                    5(n)             to
                                    Post-Effective
                                    Amendment   No.  19
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(13)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the        Emerging
                                    Markets  Portfolio)
                                    and         Fischer
                                    Francis   Trees   &
                                    Watts,  Inc., dated
                                    October  30,  1996,
                                    filed  as   Exhibit
                                    5(o)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(14)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the
                                    Inflation-Indexed
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    October  30,  1996,
                                    filed  as   Exhibit
                                    5(p)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(15)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the
                                    Inflation-Indexed
                                    Hedged   Portfolio)
                                    and         Fischer
                                    Francis   Trees   &
                                    Watts,  Inc., dated
                                    October  30,  1996,
                                    filed  as   Exhibit
                                    5(q)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(16)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the  Money   Market
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    October  30,  1996,
                                    filed  as   Exhibit
                                    5(r)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(17)  Sub-Advisory
                                    Agreement  (for the
                                    Emerging    Markets
                                    Portfolio)  between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis   Trees   &
                                    Watts,        dated
                                    October  30,  1996,
                                    filed  as   Exhibit
                                    5(s)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(18)  Sub-Advisory
                                    Agreement  (for the
                                    Inflation-Indexed
                                    Portfolio)  between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis   Trees   &
                                    Watts,        dated
                                    October  30,  1996,
                                    filed  as   Exhibit
                                    5(t)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(19)  Sub-Advisory
                                    Agreement  (for the
                                    Inflation
                                    Indexed-Hedged
                                    Portfolio)  between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis   Trees   &
                                    Watts,        dated
                                    October  30,  1996,
                                    filed  as   Exhibit
                                    5(u)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(20)  Amendment        to
                                    Management
                                    Agreement  (for the
                                    Broad        Market
                                    Portfolio)  between
                                    the  Registrant and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    October  30,  1996,
                                    filed  as   Exhibit
                                    5(v)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(21)  Amendment        to
                                    Management
                                    Agreement  (for the
                                    U.S.       Treasury
                                    Portfolio)  between
                                    the  Registrant and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    October  30,  1996,
                                    filed  as   Exhibit
                                    5(w)             to
                                    Post-Effective
                                    Amendment   No.  20
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(22)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the   Global   High
                                    Yield    Portfolio)
                                    and         Fischer
                                    Francis   Trees   &
                                    Watts,  Inc., dated
                                    July    7,    1998,
                                    filed  as   Exhibit
                                    5aa)             to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(23)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the   International
                                    Corporate
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,   dated  July
                                    7,  1998,  filed as
                                    Exhibit   5bb)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(24)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the   International
                                    Opportunities
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,   dated  July
                                    7,  1998,  filed as
                                    Exhibit   5cc)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(25)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the          Global
                                    Tactical   Exposure
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,   dated  July
                                    7,  1998,  filed as
                                    Exhibit   5dd)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(26)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the U.S.  Corporate
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,   dated  July
                                    7,  1998,  filed as
                                    Exhibit   5ee)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(27)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the  Equity   Alpha
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,   dated  July
                                    7,  1998,  filed as
                                    Exhibit   5ff)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(28)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the   High    Yield
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,   dated  July
                                    7,  1998,  filed as
                                    Exhibit   5gg)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(29)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the    Asset-Backed
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,   dated  July
                                    7,  1998,  filed as
                                    Exhibit   5hh)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(30)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the         Limited
                                    Duration
                                    Portfolio)      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,   dated  July
                                    7,  1998,  filed as
                                    Exhibit   5ii)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(31)  Advisory  Agreement
                                    between         the
                                    Registrant     (for
                                    the        Mortgage
                                    LIBOR    Portfolio)
                                    and         Fischer
                                    Francis   Trees   &
                                    Watts,  Inc., dated
                                    July    7,    1998,
                                    filed  as   Exhibit
                                    5jj)             to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(32)  Sub-Advisory
                                    Agreement  (for the
                                    Global  High  Yield
                                    Portfolio)  between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis   Trees   &
                                    Watts,  dated  July
                                    7,  1998,  filed as
                                    Exhibit   5kk)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(33)  Sub-Advisory
                                    Agreement  (for the
                                    International
                                    Corporate
                                    Portfolio)  between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis   Trees   &
                                    Watts,  dated  July
                                    7,  1998,  filed as
                                    Exhibit   5ll)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(34)  Sub-Advisory
                                    Agreement  (for the
                                    International
                                    Opportunities
                                    Portfolio)  between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis   Trees   &
                                    Watts,  dated  July
                                    7,  1998,  filed as
                                    Exhibit   5mm)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (d)(35)  Sub-Advisory
                                    Agreement  (for the
                                    Global     Tactical
                                    Exposure
                                    Portfolio)  between
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.   and  Fischer
                                    Francis   Trees   &
                                    Watts,  dated  July
                                    7,  1998,  filed as
                                    Exhibit   5nn)   to
                                    Post-Effective
                                    Amendment   No.  23
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (e)(1)   Distribution
                                    Agreement   between
                                    the  Registrant and
                                    AMT         Capital
                                    Services,     Inc.,
                                    dated     September
                                    21, 1992,  filed as
                                    Exhibit     6    to
                                    Post-Effective
                                    Amendment  No. 8 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (e)(2)   Distribution
                                    Agreement   between
                                    the  Registrant and
                                    AMT         Capital
                                    Services,     Inc.,
                                    dated  February  1,
                                    1995    filed    as
                                    Exhibit    6a    to
                                    Post-Effective
                                    Amendment   No.  16
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.
                           (e)(3)   Distribution
                                    Agreement   between
                                    the  Registrant and
                                    AMT         Capital
                                    Securities,
                                    L.L.C.,  dated  May
                                    29,   1998,   filed
                                    herewith.

                           (f)      Not Applicable.

                           (g)(1)   Custodian
                                    Agreement   between
                                    Registrant      and
                                    State  Street  Bank
                                    &  Trust   Company,
                                    dated  November 21,
                                    1989,    filed   as
                                    Exhibit     8    to
                                    Pre-Effective
                                    Amendment  No. 1 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (g)(2)   Custodian
                                    Agreement   between
                                    Registrant      and
                                    State  Street  Bank
                                    &  Trust   Company,
                                    dated  October  22,
                                    1991,    filed   as
                                    Exhibit     8    to
                                    Post-Effective
                                    Amendment  No. 5 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (g)(3)   Custodian
                                    Agreement   between
                                    Registrant      and
                                    Investors   Bank  &
                                    Trust      Company,
                                    dated  January  10,
                                    1994,    filed   as
                                    Exhibit   8(d)   to
                                    Post-Effective
                                    Amendment   No.  13
                                    to  Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (g)(4)   Amendment
                                    Agreement     dated
                                    May  29,   1998  to
                                    the       Custodian
                                    Agreement   between
                                    Registrant      and
                                    Investors   Bank  &
                                    Trust      Company,
                                    dated  January  10,
                                    1994,  and Transfer
                                    Agency and  Service
                                    Agreement   between
                                    Registrant      and
                                    Investors   Bank  &
                                    Trust      Company,
                                    dated  November 27,
                                    1992,         filed
                                    herewith.

                           (h)(1)   Transfer     Agency
                                    and         Service
                                    Agreement   between
                                    Registrant      and
                                    State  Street  Bank
                                    &  Trust   Company,
                                    dated  October  22,
                                    1991,    filed   as
                                    Exhibit   8(a)   to
                                    Post-Effective
                                    Amendment  No. 5 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (h)(2)   Transfer     Agency
                                    and         Service
                                    Agreement   between
                                    Registrant      and
                                    Investors   Bank  &
                                    Trust      Company,
                                    dated  November 27,
                                    1992,    filed   as
                                    Exhibit   8(c)   to
                                    Post-Effective
                                    Amendment  No. 9 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (h)(3)   Administration
                                    Agreement   between
                                    the  Registrant and
                                    AMT         Capital
                                    Services,     Inc.,
                                    dated     September
                                    21, 1992,  filed as
                                    Exhibit     9    to
                                    Post-Effective
                                    Amendment  No. 8 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (h)(4)   Sales     Incentive
                                    Fee       Agreement
                                    between     Fischer
                                    Francis   Trees   &
                                    Watts,   Inc.   and
                                    AMT         Capital
                                    Services,     Inc.,
                                    dated     September
                                    21, 1992,  filed as
                                    Exhibit   9(a)   to
                                    Post-Effective
                                    Amendment  No. 8 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (h)(5)   Administration
                                    Agreement   between
                                    the  Registrant and
                                    AMT         Capital
                                    Services,     Inc.,
                                    dated  February  1,
                                    1995,    filed   as
                                    Exhibit    9b    to
                                    Post-Effective
                                    Amendment   No.  16
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (h)(6)   Amendment
Agreement   dated  May  29,   1998  to   Administration
Agreement between  the  Registrant  and  AMT  Capital
Services, Inc., dated February 1, 1995,  filed herewith.

 .                          (i)(1)   Opinion         and
                                    Consent          of
                                    Counsel,      dated
                                    June   28,    1989,
                                    filed  as   Exhibit
                                    10               to
                                    Pre-Effective
                                    Amendment  No. 1 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (i)(2)   Opinion         and
                                    Consent          of
                                    Counsel,      dated
                                    December  28, 1995,
                                    filed  as   Exhibit
                                    10a              to
                                    Post-Effective
                                    Amendment   No.  17
                                    to     Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (j)      Not Applicable.

                           (k)      Not Applicable.

                           (l)      Purchase  Agreement
                                    for         Initial
                                    Capital     between
                                    Registrant      and
                                    Fischer     Francis
                                    Trees   &    Watts,
                                    Inc.,         dated
                                    November  17, 1989,
                                    filed  as   Exhibit
                                    13               to
                                    Pre-Effective
                                    Amendment  No. 3 to
                                    Registrant's
                                    Registration
                                    Statement  on  Form
                                    N-1A.

                           (m)      Not Applicable.

                           (n)      Financial      Data
                                    Schedules  - to  be
                                    filed      in     a
                                    subsequent  post
                                    effective
                                    amendment   on   or
                                    prior     to    the
                                    effective  date  of
                                    this           post
                                    effective
                                    amendment.

                           (o)      Not applicable.


Item 24
Persons Controlled by or under Common Control with the Registrant

As of March 31, 1999,  Fischer  Francis  Trees & Watts,
Inc. had discretionary  investment  advisory agreements
with  shareholders  of  the  Registrant,   representing
____ % of the Registrant's total net assets and therefore may be deemed to be a "control person" of the Registrant as such term is defined in the 1940
Act.

Item 25
Indemnification.

         The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgements, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment
Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment
Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended
(the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26
Business and Other Connections of Investment Adviser.

         Fischer Francis Trees & Watts, Inc. (the
"Investment Adviser") is a company organized under the laws of New York State and it is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

         The list required by this Item 26 of
officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act
(SEC File No. 801-10577).

Item 27
Principal Underwriters.

(a)      In addition to the Registrant, AMT Capital
         Securities, L.L.C. currently acts as
         distributor to Harding Loevner Funds, Inc.,
         Holland Series Fund, Inc., SAMCO Fund, Inc., and TIFF Investment Program, Inc. AMT
         Capital Securities, L.L.C. is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers,
         Inc.


(b)      For each Director or officer of AMT Capital Securities, L.L.C.

Name and Principal
Business Address           Positions & Offices               Positions & Offices
with Underwriter           with Distributor                  with Registrant

Alan M. Trager             Director, Chairman and            None
600 Fifth Avenue           Treasurer
26th Floor
New York, NY  10020

Arthur Goetchius           President
600 Fifth Avenue
26th Floor
New York, NY  10020

Carla E. Dearing           Vice President                    Assistant Treasurer
600 Fifth Avenue
26th Floor
New York, NY  10020

 (c)     Not applicable.


Item 28
Location of Accounts and Records.

                  All accounts, books and other
documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the
"1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

                  FFTW Funds, Inc.
                  200 Park Avenue
                  New York, NY 10166

                  Investors Capital Services, Inc.
                  600 Fifth Avenue, 26th Floor
                  New York, New York 10020

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

Item 29
Management Services.

Not applicable.

Item 30
Undertakings.

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940
Act.



                                SIGNATURES

Pursuant to the  requirements  of the Securities Act of
1933  and  the  Investment  Company  Act of  1940,  the
Registrant   has  duly   caused   this   Post-Effective
Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New
York on the 1st day of March, 1999.

                                                         FFTW FUNDS, INC.

                                                     By   \s\ Onder John Olcay
                                                          Onder John Olcay
                                                          President

Pursuant to the  requirements  of the Securities Act of
1933,    this    Post-Effective    Amendment   to   the
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                        Date
/s/ Stephen P. Casper                 Director                     March 1,
1999
Stephen P. Casper

/s/ Onder John Olcay                 Chairman of the Board,        March 1, 1999
Onder John Olcay                     President

/s/ John C. Head III                 Director                      March 1, 1999
John C Head III

/s/ Lawrence B. Krause               Director                      March 1, 1999
Lawrence B. Krause

/s/ William E. Vastardis             Treasurer                     March 1, 1999
William E. Vastardis







                                   EXHIBIT INDEX


Exhibit No.

(a)(8)    Articles of Amendment, dated December 10, 1998.
(c)(3)    Distribution Agreement  between the
          Registrant and  AMT   Capital Securities,
          L.L.C.,  dated May 29,1998.
(g)(4)     Amendment  Agreement  dated May 29, 1998 to
           the     Custodian     Agreement     between
           Registrant   and  Investors  Bank  &  Trust
           Company,   dated  January  10,  1994,   and
           Transfer   Agency  and  Service   Agreement
           between  Registrant  and  Investors  Bank &
           Trust Company, dated November 27, 1992.
(h)(6) Amendment Agreement dated May 29, 1998 to between the Registrant and AMT Capital
           Services, Inc., dated February 1, 1995.